UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05159

RS INVESTMENT TRUST

(Exact name of registrant as specified in charter)

One Bush Street, Suite 900

San Francisco, CA 94104

(Address of principal executive offices) (Zip code)

Matthew H. Scanlan

c/o RS Investments

One Bush Street, Suite 900

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 766-3863

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

SCHEDULE OF INVESTMENTS — RS FOCUSED OPPORTUNITY FUND

March 31, 2016 (unaudited)	Shares	Value
Common Stocks — 88.6%
Aerospace & Defense — 1.0%
Hexcel Corp.	2,204	$96,337
		96,337
Auto Components — 1.4%
Delphi Automotive PLC	1,841	138,112
		138,112
Banks — 5.7%
Hancock Holding Co.	10,540	241,999
Western Alliance Bancorp(1)	3,040	101,475
Zions Bancorporation	8,505	205,906
		549,380
Biotechnology — 4.8%
Celgene Corp.(1)	2,018	201,982
Gilead Sciences, Inc.	1,906	175,085
Ultragenyx Pharmaceutical, Inc.(1)	1,260	79,770
		456,837
Capital Markets — 1.5%
Franklin Resources, Inc.	2,153	84,075
SEI Investments Co.	1,440	61,992
		146,067
Chemicals — 3.5%
Eastman Chemical Co.	2,637	190,470
LyondellBasell Industries N.V., Class A	1,707	146,085
		336,555
Commercial Services & Supplies — 3.5%
Clean Harbors, Inc.(1)	1,458	71,938
Ritchie Bros. Auctioneers, Inc.	3,878	105,016
Waste Connections, Inc.	2,417	156,114
		333,068
Containers & Packaging — 5.1%
Crown Holdings, Inc.(1)	1,468	72,798
Graphic Packaging Holding Co.	12,280	157,798
Sealed Air Corp.	5,476	262,903
		493,499
Food & Staples Retailing — 4.8%
CVS Health Corp.	3,080	319,489
United Natural Foods, Inc.(1)	3,464	139,599
		459,088
Food Products — 5.6%
Pinnacle Foods, Inc.	6,490	289,973
The JM Smucker Co.	1,946	252,669
		542,642
Health Care Equipment & Supplies — 2.9%
Edwards Lifesciences Corp.(1)	1,772	156,308
West Pharmaceutical Services, Inc.	1,763	122,211
		278,519
Hotels, Restaurants & Leisure — 3.1%
Six Flags Entertainment Corp.	5,290	293,542
		293,542
Independent Power & Renewable Electricity Producers — 1.6%
Calpine Corp.(1)	10,000	151,700
		151,700

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FOCUSED OPPORTUNITY FUND

March 31, 2016 (unaudited)	Shares	Value
Industrial Conglomerates — 3.5%
General Electric Co.	10,655	$338,722
		338,722
Insurance — 5.0%
Assurant, Inc.	1,233	95,126
FNF Group	2,339	79,292
The Progressive Corp.	8,775	308,353
		482,771
Internet & Catalog Retail — 0.7%
Liberty Interactive Corp. QVC Group., Class A(1)	2,679	67,645
		67,645
Internet Software & Services — 6.6%
Alphabet, Inc., Class A(1)	400	305,160
Facebook, Inc., Class A(1)	2,856	325,870
		631,030
IT Services — 2.0%
Fidelity National Information Services, Inc.	3,071	194,425
		194,425
Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc.	4,396	175,181
		175,181
Media — 3.6%
Liberty Broadband Corp., Class C(1)	2,830	163,999
Twenty-First Century Fox, Inc., Class A	6,439	179,519
		343,518
Metals & Mining — 2.7%
Goldcorp, Inc.	5,951	96,585
Stillwater Mining Co.(1)	15,004	159,792
		256,377
Oil, Gas & Consumable Fuels — 3.4%
Diamondback Energy, Inc.(1)	1,450	111,911
EOG Resources, Inc.	971	70,475
Noble Energy, Inc.	4,640	145,743
		328,129
Personal Products — 3.0%
The Estee Lauder Companies, Inc., Class A	3,059	288,494
		288,494
Pharmaceuticals — 3.8%
Allergan PLC(1)	827	221,661
Jazz Pharmaceuticals PLC(1)	1,099	143,474
		365,135
Real Estate Investment Trusts — 3.5%
Equity Commonwealth(1)	6,299	177,758
Iron Mountain, Inc.	4,821	163,480
		341,238
Semiconductors & Semiconductor Equipment — 2.6%
Lam Research Corp.	3,030	250,278
		250,278

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FOCUSED OPPORTUNITY FUND

March 31, 2016 (unaudited)	Shares	Value
Specialty Retail — 1.9%
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	931	$180,372
		180,372
Total Common Stocks (Cost $8,094,050)		8,518,661

	Principal Amount	Value
Repurchase Agreements — 5.9%
Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 3/31/2016, maturity value of $561,000, due 4/1/2016(2)	$561,000	561,000
Total Repurchase Agreements (Cost $561,000)		561,000
Total Investments Before Securities Sold Short — 94.5% (Cost $8,655,050)		9,079,661
Total Securities Sold Short — (49.0)% (Proceeds $4,657,822)		(4,709,113)
Other Assets, Net — 54.5%		5,242,039
Total Net Assets — 100.0%		$9,612,587

March 31, 2016 (unaudited)	Shares	Value
Common Stocks Sold Short — (46.3)%
Aerospace & Defense — (0.8)%
TransDigm Group, Inc.(1)	(362)	$(79,763)
		(79,763)
Banks — (3.0)%
Ameris Bancorp	(2,330)	(68,921)
Bank of Hawaii Corp.	(1,200)	(81,936)
Bank of the Ozarks, Inc.	(1,540)	(64,634)
United Bankshares, Inc.	(2,050)	(75,235)
		(290,726)
Capital Markets — (2.9)%
Bank of New York Mellon Corp.	(1,584)	(58,339)
BlackRock, Inc.	(243)	(82,758)
Interactive Brokers Group, Inc., Class A	(1,180)	(46,398)
Janus Capital Group, Inc.	(6,140)	(89,828)
		(277,323)
Chemicals — (6.1)%
Albemarle Corp.	(965)	(61,692)
Celanese Corp., Series A	(850)	(55,675)
Ecolab, Inc.	(601)	(67,023)
FMC Corp.	(1,986)	(80,175)
HB Fuller Co.	(2,129)	(90,376)
International Flavors & Fragrances, Inc.	(719)	(81,801)
PolyOne Corp.	(2,484)	(75,141)
WR Grace & Co.(1)	(1,088)	(77,444)
		(589,327)
Commercial Services & Supplies — (0.7)%
Matthews International Corp., Class A	(1,304)	(67,117)
		(67,117)
Communications Equipment — (0.7)%
Ciena Corp.(1)	(3,580)	(68,092)
		(68,092)

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FOCUSED OPPORTUNITY FUND

March 31, 2016 (unaudited)	Shares	Value
Construction Materials — (0.8)%
Martin Marietta Materials, Inc.	(450)	$(71,780)
		(71,780)
Diversified Financial Services — (1.3)%
CME Group, Inc.	(540)	(51,867)
FactSet Research Systems, Inc.	(452)	(68,492)
		(120,359)
Electronic Equipment, Instruments & Components — (1.6)%
Amphenol Corp., Class A	(1,430)	(82,683)
SYNNEX Corp.	(790)	(73,146)
		(155,829)
Food Products — (0.9)%
The Kraft Heinz Co.	(1,075)	(84,452)
		(84,452)
Health Care Equipment & Supplies — (0.7)%
Medtronic PLC	(888)	(66,600)
		(66,600)
Health Care Providers & Services — (1.1)%
MEDNAX, Inc.(1)	(851)	(54,991)
Patterson Cos, Inc.	(1,171)	(54,487)
		(109,478)
Hotels, Restaurants & Leisure — (2.4)%
Marriott International, Inc., Class A	(1,269)	(90,328)
Norwegian Cruise Line Holdings Ltd.(1)	(1,190)	(65,795)
Royal Caribbean Cruises Ltd.	(920)	(75,578)
		(231,701)
Household Durables — (1.9)%
CalAtlantic Group, Inc.	(1,186)	(39,636)
Lennar Corp., Class A	(1,603)	(77,521)
TRI Pointe Group, Inc.(1)	(5,855)	(68,972)
		(186,129)
Household Products — (1.5)%
HRG Group, Inc.(1)	(4,730)	(65,889)
The Procter & Gamble Co.	(1,000)	(82,310)
		(148,199)
Independent Power & Renewable Electricity Producers — (0.4)%
Pattern Energy Group, Inc.	(2,085)	(39,761)
		(39,761)
Industrial Conglomerates — (0.9)%
Danaher Corp.	(890)	(84,425)
		(84,425)
Insurance — (0.8)%
Brown & Brown, Inc.	(2,192)	(78,474)
		(78,474)
Internet & Catalog Retail — (0.5)%
Netflix, Inc.(1)	(496)	(50,706)
		(50,706)
Internet Software & Services — (0.8)%
CoStar Group, Inc.(1)	(401)	(75,456)
		(75,456)
IT Services — (1.7)%
Automatic Data Processing, Inc.	(1,010)	(90,607)

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FOCUSED OPPORTUNITY FUND

March 31, 2016 (unaudited)	Shares	Value
International Business Machines Corp.	(459)	$(69,516)
		(160,123)
Life Sciences Tools & Services — (0.8)%
Bio-Techne Corp.	(820)	(77,506)
		(77,506)
Media — (1.4)%
The EW Scripps Co., Class A	(3,211)	(50,059)
Thomson Reuters Corp.	(2,037)	(82,458)
		(132,517)
Metals & Mining — (1.4)%
Kaiser Aluminum Corp.	(980)	(82,849)
Nucor Corp.	(1,160)	(54,868)
		(137,717)
Multi-Utilities — (0.8)%
Consolidated Edison, Inc.	(1,056)	(80,911)
		(80,911)
Oil, Gas & Consumable Fuels — (2.1)%
Cheniere Energy, Inc.(1)	(825)	(27,910)
Hess Corp.	(1,595)	(83,977)
Parsley Energy, Inc., Class A(1)	(1,553)	(35,098)
Pioneer Natural Resources Co.	(410)	(57,703)
		(204,688)
Paper & Forest Products — (0.9)%
Louisiana-Pacific Corp.(1)	(4,785)	(81,919)
		(81,919)
Road & Rail — (0.7)%
Landstar System, Inc.	(966)	(62,413)
		(62,413)
Software — (1.8)%
Oracle Corp.	(1,859)	(76,052)
Tyler Technologies, Inc.(1)	(269)	(34,596)
Workday, Inc., Class A(1)	(803)	(61,702)
		(172,350)
Specialty Retail — (1.7)%
CarMax, Inc.(1)	(1,468)	(75,015)
Monro Muffler Brake, Inc.	(1,190)	(85,049)
		(160,064)
Thrifts & Mortgage Finance — (0.8)%
Northwest Bancshares, Inc.	(5,776)	(78,034)
		(78,034)
Tobacco — (1.5)%
Philip Morris International, Inc.	(777)	(76,231)
Reynolds American, Inc.	(1,250)	(62,888)
		(139,119)
Trading Companies & Distributors — (0.5)%
Air Lease Corp.	(1,560)	(50,107)
		(50,107)
Water Utilities — (0.4)%
California Water Service Group	(1,481)	(39,572)
		(39,572)
Total Common Stocks Sold Short (Proceeds $4,375,440)		(4,452,737)

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FOCUSED OPPORTUNITY FUND

March 31, 2016 (unaudited)	Shares	Value
Exchange-Traded Funds Sold Short — (2.7)%
iShares Nasdaq Biotechnology ETF	(983)	$(256,376)
Total Exchange-Traded Funds Sold Short (Proceeds $282,382)		(256,376)
Total Securities Sold Short — (49.0)% (Proceeds $4,657,822)		$(4,709,113)

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLB	5.50%	7/15/2036	$575,059

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FOCUSED OPPORTUNITY FUND

The following is a summary of the inputs used as of March 31, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$8,518,661	$—	$—	$8,518,661
Repurchase Agreements	—	561,000	—	561,000
Securities Sold Short:
Common Stocks	(4,452,737)	—	—	(4,452,737)
Exchange-Traded Funds	(256,376)	—	—	(256,376)

Total	$3,809,548	$561,000	$—	$4,370,548

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FOCUSED GROWTH OPPORTUNITY FUND

March 31, 2016 (unaudited)	Shares	Value
Common Stocks — 90.7%
Aerospace & Defense — 3.0%
Hexcel Corp.	8,964	$391,816
Raytheon Co.	1,590	194,982
		586,798
Airlines — 0.6%
American Airlines Group, Inc.	2,830	116,058
		116,058
Auto Components — 1.6%
Delphi Automotive PLC	4,281	321,161
		321,161
Banks — 2.4%
Western Alliance Bancorp(1)	14,312	477,735
		477,735
Biotechnology — 8.1%
Amicus Therapeutics, Inc.(1)	3,984	33,665
Bluebird Bio, Inc.(1)	654	27,795
Celgene Corp.(1)	4,180	418,376
Gilead Sciences, Inc.	6,079	558,417
Juno Therapeutics, Inc.(1)	908	34,586
Kite Pharma, Inc.(1)	575	26,398
Ligand Pharmaceuticals, Inc.(1)	2,592	277,577
Sage Therapeutics, Inc.(1)	743	23,821
Spark Therapeutics, Inc.(1)	952	28,094
Ultragenyx Pharmaceutical, Inc.(1)	2,604	164,859
		1,593,588
Capital Markets — 3.1%
NorthStar Asset Management Group, Inc.	9,810	111,344
SEI Investments Co.	11,861	510,616
		621,960
Chemicals — 1.5%
Chemtura Corp.(1)	11,020	290,928
		290,928
Commercial Services & Supplies — 0.5%
Ritchie Bros. Auctioneers, Inc.	3,971	107,535
		107,535
Communications Equipment — 1.0%
Palo Alto Networks, Inc.(1)	1,262	205,883
		205,883
Containers & Packaging — 3.3%
Graphic Packaging Holding Co.	38,580	495,753
WestRock Co.	3,838	149,797
		645,550
Electronic Equipment, Instruments & Components — 1.2%
Zebra Technologies Corp., Class A(1)	3,310	228,390
		228,390
Food & Staples Retailing — 3.1%
CVS Health Corp.	5,905	612,526
		612,526
Food Products — 5.7%
Pinnacle Foods, Inc.	14,160	632,669

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FOCUSED GROWTH OPPORTUNITY FUND

March 31, 2016 (unaudited)	Shares	Value
The JM Smucker Co.	3,841	$498,715
		1,131,384
Health Care Equipment & Supplies — 6.6%
Align Technology, Inc.(1)	5,677	412,661
Edwards Lifesciences Corp.(1)	3,153	278,126
Hologic, Inc.(1)	8,513	293,699
West Pharmaceutical Services, Inc.	4,532	314,158
		1,298,644
Health Care Providers & Services — 1.0%
Premier, Inc., Class A(1)	5,966	199,026
		199,026
Hotels, Restaurants & Leisure — 6.9%
Red Robin Gourmet Burgers, Inc.(1)	6,198	399,585
Six Flags Entertainment Corp.	12,590	698,619
Starbucks Corp.	4,375	261,188
		1,359,392
Household Products — 2.5%
Kimberly-Clark Corp.	3,675	494,324
		494,324
Industrial Conglomerates — 2.8%
General Electric Co.	17,141	544,912
		544,912
Insurance — 1.7%
The Progressive Corp.	9,441	331,757
		331,757
Internet Software & Services — 8.2%
Alphabet, Inc., Class A(1)	657	501,225
Facebook, Inc., Class A(1)	6,407	731,039
LogMeIn, Inc.(1)	7,859	396,565
		1,628,829
IT Services — 1.7%
Genpact Ltd.(1)	5,322	144,705
Vantiv, Inc., Class A(1)	3,683	198,440
		343,145
Media — 3.1%
CBS Corp., Class B	4,546	250,439
IMAX Corp.(1)	11,577	359,929
		610,368
Metals & Mining — 1.0%
Goldcorp, Inc.	12,100	196,383
		196,383
Multiline Retail — 1.3%
Dollar Tree, Inc.(1)	3,029	249,771
		249,771
Oil, Gas & Consumable Fuels — 1.5%
Carrizo Oil & Gas, Inc.(1)	3,144	97,212
Diamondback Energy, Inc.(1)	2,505	193,336
		290,548
Personal Products — 2.8%
The Estee Lauder Companies, Inc., Class A	5,804	547,375
		547,375

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FOCUSED GROWTH OPPORTUNITY FUND

March 31, 2016 (unaudited)	Shares	Value
Pharmaceuticals — 1.5%
Jazz Pharmaceuticals PLC(1)	2,287	$298,568
		298,568
Semiconductors & Semiconductor Equipment — 3.7%
Broadcom Ltd.	1,769	273,310
Lam Research Corp.	5,485	453,061
		726,371
Software — 1.8%
Activision Blizzard, Inc.	10,356	350,447
		350,447
Specialty Retail — 3.5%
Burlington Stores, Inc.(1)	3,637	204,545
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	2,545	493,068
		697,613
Textiles, Apparel & Luxury Goods — 4.0%
Carter’s, Inc.	1,900	200,222
Coach, Inc.	7,495	300,475
Steven Madden Ltd.(1)	7,959	294,801
		795,498
Total Common Stocks (Cost $16,897,607)		17,902,467

	Principal Amount	Value
Repurchase Agreements — 5.5%
Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 3/31/2016, maturity value of $1,079,001, due 4/1/2016(2)	$1,079,000	1,079,000
Total Repurchase Agreements (Cost $1,079,000)		1,079,000
Total Investments Before Securities Sold Short — 96.2% (Cost $17,976,607)		18,981,467
Total Securities Sold Short — (51.5)% (Proceeds $10,161,131)		(10,156,320)
Other Assets, Net — 55.3%		10,903,891
Total Net Assets — 100.0%		$19,729,038

March 31, 2016 (unaudited)	Shares	Value
Common Stocks Sold Short — (47.8)%
Aerospace & Defense — (0.7)%
TransDigm Group, Inc.(1)	(630)	$(138,814)
		(138,814)
Auto Components — (0.2)%
Motorcar Parts of America, Inc.(1)	(1,330)	(50,513)
		(50,513)
Capital Markets — (3.5)%
Bank of New York Mellon Corp.	(3,900)	(143,637)
BlackRock, Inc.	(541)	(184,249)
Interactive Brokers Group, Inc., Class A	(4,250)	(167,110)
Janus Capital Group, Inc.	(12,840)	(187,849)
		(682,845)
Chemicals — (5.3)%
Albemarle Corp.	(1,323)	(84,579)
Celanese Corp., Series A	(1,720)	(112,660)
Ecolab, Inc.	(1,230)	(137,170)

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FOCUSED GROWTH OPPORTUNITY FUND

March 31, 2016 (unaudited)	Shares	Value
FMC Corp.	(3,938)	$(158,977)
HB Fuller Co.	(4,474)	(189,921)
International Flavors & Fragrances, Inc.	(1,490)	(169,517)
PolyOne Corp.	(3,090)	(93,473)
WR Grace & Co.(1)	(1,300)	(92,534)
		(1,038,831)
Commercial Services & Supplies — (2.1)%
G&K Services, Inc., Class A	(2,355)	(172,504)
Healthcare Services Group, Inc.	(2,950)	(108,590)
Matthews International Corp., Class A	(2,701)	(139,020)
		(420,114)
Communications Equipment — (0.7)%
Ciena Corp.(1)	(7,466)	(142,003)
		(142,003)
Construction Materials — (0.8)%
Martin Marietta Materials, Inc.	(980)	(156,320)
		(156,320)
Distributors — (0.9)%
LKQ Corp.(1)	(5,610)	(179,127)
		(179,127)
Diversified Consumer Services — (0.7)%
Service Corp. International	(5,540)	(136,727)
		(136,727)
Diversified Financial Services — (1.3)%
CME Group, Inc.	(1,260)	(121,023)
FactSet Research Systems, Inc.	(949)	(143,802)
		(264,825)
Electronic Equipment, Instruments & Components — (0.8)%
SYNNEX Corp.	(1,659)	(153,607)
		(153,607)
Food & Staples Retailing — (0.4)%
Sprouts Farmers Market, Inc.(1)	(2,596)	(75,388)
		(75,388)
Food Products — (1.7)%
McCormick & Co., Inc.	(1,680)	(167,126)
The Kraft Heinz Co.	(2,280)	(179,117)
		(346,243)
Health Care Equipment & Supplies — (2.8)%
IDEXX Laboratories, Inc.(1)	(1,980)	(155,074)
Stryker Corp.	(1,380)	(148,060)
Teleflex, Inc.	(910)	(142,879)
The Cooper Companies, Inc.	(640)	(98,541)
		(544,554)
Health Care Providers & Services — (0.9)%
Patterson Companies, Inc.	(3,714)	(172,812)
		(172,812)
Hotels, Restaurants & Leisure — (3.0)%
Buffalo Wild Wings, Inc.(1)	(735)	(108,868)
Marriott International, Inc., Class A	(2,630)	(187,203)
Norwegian Cruise Line Holdings Ltd.(1)	(2,244)	(124,071)
Royal Caribbean Cruises Ltd.	(2,130)	(174,980)
		(595,122)

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FOCUSED GROWTH OPPORTUNITY FUND

March 31, 2016 (unaudited)	Shares	Value
Household Durables — (2.3)%
Garmin Ltd.	(3,191)	$(127,512)
Lennar Corp., Class A	(3,820)	(184,735)
TRI Pointe Group, Inc.(1)	(12,006)	(141,431)
		(453,678)
Household Products — (0.8)%
HRG Group, Inc.(1)	(11,201)	(156,030)
		(156,030)
Internet & Catalog Retail — (0.5)%
Netflix, Inc.(1)	(1,015)	(103,764)
		(103,764)
Internet Software & Services — (0.9)%
Cornerstone OnDemand, Inc.(1)	(2,143)	(70,226)
CoStar Group, Inc.(1)	(613)	(115,348)
		(185,574)
IT Services — (3.3)%
Automatic Data Processing, Inc.	(2,251)	(201,937)
Computer Sciences Corp.	(2,612)	(89,827)
Convergys Corp.	(2,986)	(82,921)
International Business Machines Corp.	(940)	(142,363)
MAXIMUS, Inc.	(2,550)	(134,232)
		(651,280)
Life Sciences Tools & Services — (1.1)%
PerkinElmer, Inc.	(2,830)	(139,972)
Thermo Fisher Scientific, Inc.	(497)	(70,370)
		(210,342)
Machinery — (0.3)%
Watts Water Technologies, Inc., Class A	(930)	(51,271)
		(51,271)
Media — (0.5)%
The EW Scripps Co., Class A	(6,379)	(99,449)
		(99,449)
Metals & Mining — (0.8)%
Kaiser Aluminum Corp.	(1,800)	(152,172)
		(152,172)
Oil, Gas & Consumable Fuels — (1.2)%
Cheniere Energy, Inc.(1)	(1,702)	(57,579)
Parsley Energy, Inc., Class A(1)	(3,178)	(71,823)
RSP Permian, Inc.(1)	(3,935)	(114,272)
		(243,674)
Paper & Forest Products — (0.8)%
Louisiana-Pacific Corp.(1)	(9,589)	(164,164)
		(164,164)
Professional Services — (0.3)%
The Advisory Board Co.(1)	(1,995)	(64,339)
		(64,339)
Road & Rail — (0.7)%
AMERCO	(410)	(146,497)
		(146,497)
Semiconductors & Semiconductor Equipment — (0.3)%
Ultratech, Inc.(1)	(2,819)	(61,567)
		(61,567)

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FOCUSED GROWTH OPPORTUNITY FUND

March 31, 2016 (unaudited)	Shares	Value
Software — (1.4)%
Tyler Technologies, Inc.(1)	(1,103)	$(141,857)
Workday, Inc., Class A(1)	(1,643)	(126,248)
		(268,105)
Specialty Retail — (1.6)%
CarMax, Inc.(1)	(2,852)	(145,737)
Monro Muffler Brake, Inc.	(2,430)	(173,672)
		(319,409)
Textiles, Apparel & Luxury Goods — (2.3)%
Crocs, Inc.(1)	(9,910)	(95,334)
Hanesbrands, Inc.	(6,987)	(198,012)
VF Corp.	(2,481)	(160,669)
		(454,015)
Thrifts & Mortgage Finance — (1.0)%
Northwest Bancshares, Inc.	(6,335)	(85,586)
TFS Financial Corp.	(5,953)	(103,404)
		(188,990)
Tobacco — (1.3)%
Philip Morris International, Inc.	(1,588)	(155,799)
Reynolds American, Inc.	(1,921)	(96,645)
		(252,444)
Trading Companies & Distributors — (0.6)%
Aircastle Ltd.	(4,960)	(110,310)
		(110,310)
Total Common Stocks Sold Short (Proceeds $9,304,376)		(9,434,919)

	Shares	Value
Exchange-Traded Funds Sold Short — (3.7)%
iShares Nasdaq Biotechnology ETF	(2,766)	(721,401)
Total Exchange-Traded Funds Sold Short (Proceeds $856,755)		(721,401)
Total Securities Sold Short — (51.5)% (Proceeds $10,161,131)		$(10,156,320)

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLB	5.50%	7/15/2036	$1,101,620

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FOCUSED GROWTH OPPORTUNITY FUND

The following is a summary of the inputs used as of March 31, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$17,902,467	$—	$—	$17,902,467
Repurchase Agreements	—	1,079,000	—	1,079,000
Securities Sold Short:
Common Stocks	(9,434,919)	—	—	(9,434,919)
Exchange-Traded Funds	(721,401)	—	—	(721,401)

Total	$7,746,147	$1,079,000	$—	$8,825,147

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS PARTNERS FUND

March 31, 2016 (unaudited)	Shares	Value
Common Stocks — 96.4%
Banks: Diversified — 13.1%
Associated Banc-Corp.	1,453,269	$26,071,646
Columbia Banking System, Inc.	227,198	6,797,764
First Horizon National Corp.	1,874,938	24,561,688
Hancock Holding Co.	446,263	10,246,198
Renasant Corp.	209,570	6,896,949
Synovus Financial Corp.	610,653	17,653,978
UMB Financial Corp.	425,358	21,961,234
		114,189,457
Building Materials — 2.4%
Masonite International Corp.(1)	323,565	21,193,507
		21,193,507
Commercial Services: Rental & Leasing — 0.0%
PHH Corp.(1)	30,780	385,981
		385,981
Computer Services, Software & Systems — 4.5%
CommVault Systems, Inc.(1)	588,947	25,424,842
RealPage, Inc.(1)	299,728	6,246,331
Verint Systems, Inc.(1)	237,170	7,916,735
		39,587,908
Containers & Packaging — 4.9%
Sealed Air Corp.	894,878	42,963,093
		42,963,093
Diversified Materials & Processing — 0.3%
Belden, Inc.	39,350	2,415,303
		2,415,303
Diversified Retail — 5.6%
Liberty Ventures, Series A(1)	1,244,110	48,669,583
		48,669,583
Financial Data & Systems — 0.6%
Euronet Worldwide, Inc.(1)	74,760	5,540,464
		5,540,464
Foods — 5.6%
Performance Food Group Co.(1)	317,100	7,404,285
Pinnacle Foods, Inc.	314,355	14,045,381
TreeHouse Foods, Inc.(1)	144,850	12,565,738
United Natural Foods, Inc.(1)	370,218	14,919,785
		48,935,189
Health Care Management Services — 1.7%
Magellan Health, Inc.(1)	219,512	14,911,450
		14,911,450
Health Care Services — 6.0%
Allscripts Healthcare Solutions, Inc.(1)	1,148,045	15,165,674
HMS Holdings Corp.(1)	2,596,725	37,263,004
		52,428,678
Insurance: Life — 3.1%
Primerica, Inc.	383,620	17,082,599
Torchmark Corp.	190,664	10,326,362
		27,408,961
Insurance: Property - Casualty — 10.1%
Endurance Specialty Holdings Ltd.	386,954	25,283,574
Essent Group Ltd.(1)	1,374,633	28,592,367

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS PARTNERS FUND

March 31, 2016 (unaudited)	Shares	Value
First American Financial Corp.	592,364	$22,574,992
Validus Holdings Ltd.	255,760	12,069,314
		88,520,247
Leisure Time — 1.0%
The Madison Square Garden Co., Class A(1)	55,120	9,169,763
		9,169,763
Medical & Dental Instruments & Supplies — 2.3%
NuVasive, Inc.(1)	411,770	20,032,611
		20,032,611
Metals & Minerals: Diversified — 0.8%
Compass Minerals International, Inc.	92,852	6,579,493
		6,579,493
Office Supplies & Equipment — 0.9%
Avery Dennison Corp.	105,407	7,600,899
		7,600,899
Oil Well Equipment & Services — 0.5%
RPC, Inc.	298,340	4,230,461
		4,230,461
Oil: Crude Producers — 1.5%
Energen Corp.	211,995	7,756,897
Kosmos Energy Ltd.(1)	885,644	5,154,448
		12,911,345
Pharmaceuticals — 2.0%
Catalent, Inc.(1)	42,800	1,141,476
The Medicines Co.(1)	501,477	15,931,924
		17,073,400
Precious Metals & Minerals — 0.8%
Stillwater Mining Co.(1)	624,164	6,647,347
		6,647,347
Production Technology Equipment — 0.3%
FEI Co.	29,870	2,658,729
		2,658,729
Real Estate Investment Trusts — 10.0%
Ares Commercial Real Estate Corp.	912,680	9,993,846
Brandywine Realty Trust	691,890	9,707,217
Equity Commonwealth(1)	1,515,870	42,777,851
Mack-Cali Realty Corp.	438,617	10,307,499
PennyMac Mortgage Investment Trust	338,137	4,612,189
Redwood Trust, Inc.	432,210	5,653,307
Urban Edge Properties	170,170	4,397,193
		87,449,102
Restaurants — 3.5%
DineEquity, Inc.	242,200	22,628,746
The Wendy’s Co.	690,440	7,518,892
		30,147,638
Scientific Instruments: Pollution Control — 6.3%
Clean Harbors, Inc.(1)	515,193	25,419,623
Waste Connections, Inc.	455,884	29,445,547
		54,865,170
Specialty Retail — 1.7%
FTD Cos., Inc.(1)	571,605	15,004,631
		15,004,631

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS PARTNERS FUND

March 31, 2016 (unaudited)	Shares	Value
Textiles, Apparel & Shoes — 0.8%
Tumi Holdings, Inc.(1)	254,126	$6,815,659
		6,815,659
Utilities: Electrical — 4.1%
Avista Corp.	261,350	10,657,853
Black Hills Corp.	103,765	6,239,389
NorthWestern Corp.	158,020	9,757,735
PNM Resources, Inc.	274,490	9,255,803
		35,910,780
Utilities: Gas Distributors — 0.7%
Questar Corp.	237,562	5,891,538
		5,891,538
Utilities: Miscellaneous — 1.3%
Calpine Corp.(1)	738,216	11,198,737
		11,198,737
Total Common Stocks (Cost $720,170,369)		841,337,124

	Shares	Value
Convertible Preferred Stocks — 0.2%
Health Care — 0.2%
WellDoc, Inc., Series B(1)(2)(3)	1,634,120	1,999,999
		1,999,999
Total Convertible Preferred Stocks (Cost $1,999,999)		1,999,999

	Principal Amount	Value
Repurchase Agreements — 4.7%
Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 3/31/2016, maturity value of $40,684,034, due 4/1/2016(4)	$40,684,000	40,684,000
Total Repurchase Agreements (Cost $40,684,000)		40,684,000
Total Investments — 101.3% (Cost $762,854,368)		884,021,123
Other Liabilities, Net — (1.3)%		(10,964,469)
Total Net Assets — 100.0%		$873,056,654

(1)	Non-income-producing security.
(2)	Fair valued security.
(3)	Security is restricted and deemed illiquid by the investment adviser. Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Information concerning restricted and illiquid securities is as follows:

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
WellDoc, Inc., Series B	1,634,120	$1,999,999	$1,999,999	2/29/2016	0.23%

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.00%	5/15/2045	$41,501,250

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS PARTNERS FUND

The following is a summary of the inputs used as of March 31, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$841,337,124	$—	$—	$841,337,124
Convertible Preferred Stocks	—	—	1,999,999	1,999,999
Repurchase Agreements	—	40,684,000	—	40,684,000

Total	$841,337,124	$40,684,000	$1,999,999	$884,021,123

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities (unaudited)
Balance as of 12/31/2015	$—
Change in unrealized appreciation/depreciation	—
Net realized gain	—
Purchases	1,999,999
Sales	—
Transfers into/out of Level 3	—

Balance as of 3/31/2016	$1,999,999

Security	Fair Value at 3/31/2016	Valuation Technique	Unobservable Input	Range of Unobservable Inputs
WellDoc, Inc., Series B	$1,999,999	Purchase price	Purchase price	$1.22 per share

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS VALUE FUND

March 31, 2016 (unaudited)	Shares	Value
Common Stocks — 94.9%
Advertising Agencies — 1.7%
Nielsen Holdings PLC	340,695	$17,940,999
		17,940,999
Banks: Diversified — 5.8%
Comerica, Inc.	540,600	20,472,522
Zions Bancorporation	1,687,850	40,862,848
		61,335,370
Building Materials — 0.8%
Owens Corning	180,047	8,512,622
		8,512,622
Chemicals: Diversified — 1.3%
Eastman Chemical Co.	159,101	11,491,865
Westlake Chemical Corp.	58,719	2,718,690
		14,210,555
Commercial Vehicles & Parts — 1.2%
Allison Transmission Holdings, Inc.	456,730	12,322,575
		12,322,575
Computer Services, Software & Systems — 5.9%
Cadence Design Systems, Inc.(1)	838,758	19,777,914
Check Point Software Technologies Ltd.(1)	249,380	21,813,268
Synopsys, Inc.(1)	421,580	20,421,335
		62,012,517
Consumer Services: Miscellaneous — 2.9%
H & R Block, Inc.	1,155,795	30,536,104
		30,536,104
Containers & Packaging — 3.8%
Crown Holdings, Inc.(1)	422,239	20,938,832
Sealed Air Corp.	397,881	19,102,267
		40,041,099
Diversified Financial Services — 1.2%
Raymond James Financial, Inc.	260,574	12,405,928
		12,405,928
Diversified Media — 8.3%
Liberty Broadband Corp., Class C(1)	769,487	44,591,772
Liberty Media Corp., Class C(1)	1,125,593	42,873,837
		87,465,609
Diversified Retail — 4.7%
Liberty Interactive Corp. QVC Group, Class A(1)	1,948,610	49,202,403
		49,202,403
Environmental, Maintenance And Security Services — 1.1%
Stericycle, Inc.(1)	91,330	11,524,933
		11,524,933
Financial Data & Systems — 2.9%
Fidelity National Information Services, Inc.	482,232	30,530,108
		30,530,108
Foods — 2.8%
Pinnacle Foods, Inc.	653,400	29,193,912
		29,193,912

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS VALUE FUND

March 31, 2016 (unaudited)	Foreign Currency	Shares	Value
Gold — 0.5%
Goldcorp, Inc.		362,510	$5,883,537
			5,883,537
Insurance: Multi-Line — 3.5%
Assurant, Inc.		479,020	36,956,393
			36,956,393
Insurance: Property - Casualty — 12.8%
Fairfax Financial Holdings Ltd.	CAD	53,962	30,209,164
FNF Group		623,124	21,123,903
The Progressive Corp.		1,315,342	46,221,118
Validus Holdings Ltd.		574,579	27,114,383
XL Group PLC		282,051	10,379,477
			135,048,045
Medical Equipment — 3.2%
Agilent Technologies, Inc.		839,075	33,437,139
			33,437,139
Oil: Crude Producers — 4.7%
Concho Resources, Inc.(1)		153,677	15,527,524
Energen Corp.		278,088	10,175,240
EQT Corp.		44,580	2,998,451
Noble Energy, Inc.		673,885	21,166,728
			49,867,943
Pharmaceuticals — 4.4%
Allergan PLC(1)		110,582	29,639,294
Endo International PLC(1)		600,343	16,899,655
			46,538,949
Real Estate Investment Trusts — 10.5%
American Campus Communities, Inc.		118,575	5,583,697
American Capital Agency Corp.		577,130	10,751,932
Equity Commonwealth(1)		1,587,873	44,809,776
Iron Mountain, Inc.		1,162,858	39,432,515
MFA Financial, Inc.		1,580,270	10,824,849
			111,402,769
Restaurants — 2.8%
Aramark		883,460	29,260,195
			29,260,195
Scientific Instruments: Pollution Control — 1.5%
Clean Harbors, Inc.(1)		324,349	16,003,380
			16,003,380
Utilities: Electrical — 3.9%
DTE Energy Co.		148,445	13,458,024
WEC Energy Group, Inc.		228,635	13,734,104
Xcel Energy, Inc.		328,945	13,756,480
			40,948,608
Utilities: Gas Distributors — 1.4%
Atmos Energy Corp.		198,609	14,748,704
			14,748,704
Utilities: Miscellaneous — 1.3%
Calpine Corp.(1)		945,942	14,349,940
			14,349,940
Total Common Stocks (Cost $892,734,866)			1,001,680,336

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS VALUE FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Repurchase Agreements — 4.1%
Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 3/31/2016, maturity value of $43,280,036, due 4/1/2016(2)	$43,280,000	$43,280,000
Total Repurchase Agreements (Cost $43,280,000)		43,280,000
Total Investments — 99.0% (Cost $936,014,866)		1,044,960,336
Other Assets, Net — 1.0%		10,955,255
Total Net Assets — 100.0%		$1,055,915,591

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.00%	5/15/2045	$43,600,725
U.S. Treasury Bond	2.88%	8/15/2045	546,650

Legend:

Foreign-Denominated Security

CAD — Canadian dollar

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS VALUE FUND

The following is a summary of the inputs used as of March 31, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$1,001,680,336	$—	$—	$1,001,680,336
Repurchase Agreements	—	43,280,000	—	43,280,000

Total	$1,001,680,336	$43,280,000	$—	$1,044,960,336

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA FUND

March 31, 2016 (unaudited)	Shares	Value
Common Stocks — 93.4%
Asset Management & Custodian — 1.4%
Franklin Resources, Inc.	222,330	$8,681,987
		8,681,987
Banks: Diversified — 4.4%
Comerica, Inc.	79,080	2,994,760
The PNC Financial Services Group, Inc.	112,420	9,507,359
Wells Fargo & Co.	288,350	13,944,606
		26,446,725
Cable Television Services — 4.2%
Charter Communications, Inc., Class A(1)	126,790	25,666,100
		25,666,100
Chemicals: Specialty — 2.3%
LyondellBasell Industries N.V., Class A	123,369	10,557,919
Praxair, Inc.	29,609	3,388,750
		13,946,669
Computer Services, Software & Systems — 11.6%
Alphabet, Inc., Class A(1)	38,630	29,470,827
Intuit, Inc.	70,080	7,289,021
Microsoft Corp.	608,180	33,589,781
		70,349,629
Containers & Packaging — 1.3%
Ball Corp.	113,500	8,091,415
		8,091,415
Diversified Financial Services — 3.8%
JPMorgan Chase & Co.	391,540	23,186,999
		23,186,999
Diversified Manufacturing Operations — 1.6%
General Electric Co.	305,480	9,711,209
		9,711,209
Diversified Media — 2.7%
Twenty-First Century Fox, Inc., Class A	591,215	16,483,074
		16,483,074
Diversified Retail — 6.4%
Dollar General Corp.	202,650	17,346,840
Liberty Interactive Corp. QVC Group, Class A(1)	842,651	21,276,938
		38,623,778
Drug & Grocery Store Chains — 4.9%
CVS Health Corp.	283,765	29,434,943
		29,434,943
Financial Data & Systems — 2.7%
American Express Co.	265,520	16,302,928
		16,302,928
Foods — 2.4%
Mondelez International, Inc., Class A	367,770	14,754,932
		14,754,932
Gas Pipeline — 1.3%
Enterprise Products Partners L.P.	312,590	7,695,966
		7,695,966

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA FUND

March 31, 2016 (unaudited)	Shares	Value
Health Care Management Services — 1.7%
UnitedHealth Group, Inc.	78,915	$10,172,144
		10,172,144
Insurance: Life — 2.5%
Aflac, Inc.	243,560	15,378,378
		15,378,378
Insurance: Property - Casualty — 9.8%
Chubb Ltd.	95,920	11,428,868
FNF Group	185,890	6,301,671
The Progressive Corp.	916,930	32,220,920
XL Group PLC	250,450	9,216,560
		59,168,019
Medical Equipment — 3.7%
Agilent Technologies, Inc.	563,390	22,451,091
		22,451,091
Oil Well Equipment & Services — 1.0%
Schlumberger Ltd.	81,560	6,015,050
		6,015,050
Oil: Crude Producers — 3.8%
EOG Resources, Inc.	163,359	11,856,596
Noble Energy, Inc.	355,570	11,168,454
		23,025,050
Oil: Integrated — 4.9%
Chevron Corp.	249,025	23,756,985
Exxon Mobil Corp.	72,720	6,078,665
		29,835,650
Pharmaceuticals — 9.0%
Allergan PLC(1)	68,151	18,266,512
Bristol-Myers Squibb Co.	201,270	12,857,128
Endo International PLC(1)	280,610	7,899,171
Pfizer, Inc.	524,965	15,559,963
		54,582,774
Radio & TV Broadcasters — 3.8%
Sirius XM Holdings, Inc.(1)	5,797,200	22,898,940
		22,898,940
Railroads — 0.7%
Union Pacific Corp.	57,050	4,538,328
		4,538,328
Utilities: Electrical — 1.5%
Edison International	127,930	9,196,888
		9,196,888
Total Common Stocks (Cost $483,488,773)		566,638,666

	Principal Amount	Value
Repurchase Agreements — 8.3%
Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 3/31/2016, maturity value of $50,074,042, due 4/1/2016(2)	$50,074,000	50,074,000
Total Repurchase Agreements (Cost $50,074,000)		50,074,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA FUND

March 31, 2016 (unaudited)	Value
Total Investments — 101.7% (Cost $533,562,773)	$616,712,666
Other Liabilities, Net — (1.7)%	(10,246,565)
Total Net Assets — 100.0%	$606,466,101

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.125%	8/15/2021	$51,078,647

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA FUND

The following is a summary of the inputs used as of March 31, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$566,638,666	$—	$—	$566,638,666
Repurchase Agreements	—	50,074,000	—	50,074,000

Total	$566,638,666	$50,074,000	$—	$616,712,666

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTORS FUND

March 31, 2016 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 94.8%
Banks: Diversified — 4.0%
Zions Bancorporation		219,510	$5,314,337
			5,314,337
Computer Services, Software & Systems — 9.9%
Alphabet, Inc., Class A(1)		8,602	6,562,466
Microsoft Corp.		120,510	6,655,767
			13,218,233
Containers & Packaging — 5.7%
Sealed Air Corp.		159,345	7,650,153
			7,650,153
Diversified Financial Services — 3.3%
JPMorgan Chase & Co.		75,280	4,458,082
			4,458,082
Diversified Media — 8.3%
Liberty Broadband Corp., Class C(1)		123,780	7,173,051
Twenty-First Century Fox, Inc., Class A		144,380	4,025,314
			11,198,365
Diversified Retail — 14.1%
Dollar General Corp.		42,810	3,664,536
Liberty Interactive Corp. QVC Group, Class A(1)		341,990	8,635,248
Liberty Ventures, Series A(1)		168,869	6,606,155
			18,905,939
Financial Data & Systems — 4.4%
Fidelity National Information Services, Inc.		93,800	5,938,478
			5,938,478
Foods — 1.7%
Pinnacle Foods, Inc.		50,020	2,234,894
			2,234,894
Insurance: Multi-Line — 3.0%
Assurant, Inc.		52,360	4,039,574
			4,039,574
Insurance: Property - Casualty — 10.9%
Fairfax Financial Holdings Ltd.	CAD	8,000	4,478,583
FNF Group		125,940	4,269,366
The Progressive Corp.		167,140	5,873,300
			14,621,249
Medical Equipment — 4.2%
Agilent Technologies, Inc.		141,070	5,621,639
			5,621,639
Oil: Crude Producers — 3.1%
EOG Resources, Inc.		57,840	4,198,027
			4,198,027
Oil: Integrated — 3.3%
Chevron Corp.		46,140	4,401,756
			4,401,756
Pharmaceuticals — 6.7%
Allergan PLC(1)		17,743	4,755,656
Pfizer, Inc.		144,340	4,278,238
			9,033,894
Real Estate Investment Trusts — 9.2%
Equity Commonwealth(1)		263,810	7,444,718

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTORS FUND

March 31, 2016 (unaudited)	Shares	Value
Iron Mountain, Inc.	146,051	$4,952,590
		12,397,308
Restaurants — 3.0%
Aramark	121,880	4,036,666
		4,036,666
Total Common Stocks (Cost $110,105,832)		127,268,594

	Principal Amount	Value
Repurchase Agreements — 5.0%
Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 3/31/2016, maturity value of $6,772,006, due 4/1/2016(2)	$6,772,000	6,772,000
Total Repurchase Agreements (Cost $6,772,000)		6,772,000
Total Investments — 99.8% (Cost $116,877,832)		134,040,594
Other Assets, Net — 0.2%		226,926
Total Net Assets — 100.0%		$134,267,520

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.625%	2/15/2044	$6,912,306

Legend:

Foreign-Denominated Security

CAD — Canadian dollar

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTORS FUND

The following is a summary of the inputs used as of March 31, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$127,268,594	$—	$—	$127,268,594
Repurchase Agreements	—	6,772,000	—	6,772,000

Total	$127,268,594	$6,772,000	$—	$134,040,594

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GLOBAL NATURAL RESOURCES FUND

March 31, 2016 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 92.0%
Chemicals: Diversified — 10.2%
Sociedad Quimica y Minera de Chile S.A., ADR		8,742,847	$179,665,506
			179,665,506
Copper — 10.2%
First Quantum Minerals Ltd.	CAD	26,203,086	138,001,238
HudBay Minerals, Inc.		8,371,325	30,806,476
Taseko Mines Ltd.(1)(2)		20,330,891	11,328,373
			180,136,087
Gold — 1.9%
Goldcorp, Inc.		2,144,435	34,804,180
			34,804,180
Metals & Minerals: Diversified — 19.8%
Iluka Resources Ltd.	AUD	14,767,276	74,258,271
Mineral Resources Ltd.(2)	AUD	12,633,657	58,202,837
Turquoise Hill Resources Ltd.(1)		85,351,904	216,793,836
			349,254,944
Oil: Crude Producers — 49.9%
Antero Resources Corp.(1)		3,353,269	83,395,800
Cabot Oil & Gas Corp.		4,199,947	95,380,796
Denbury Resources, Inc.(2)		19,613,509	43,541,990
EOG Resources, Inc.		1,013,220	73,539,508
Kosmos Energy Ltd.(1)		12,274,181	71,435,734
Laredo Petroleum, Inc.(1)		8,998,073	71,354,719
Noble Energy, Inc.		2,565,878	80,594,228
Ophir Energy PLC(1)	GBP	33,019,904	36,517,104
Painted Pony Petroleum Ltd.(1)	CAD	4,716,013	15,505,198
Peyto Exploration & Development Corp.	CAD	2,605,269	57,952,817
Range Resources Corp.		3,022,458	97,867,190
Southwestern Energy Co.(1)		11,862,187	95,727,849
Tourmaline Oil Corp.(1)	CAD	2,759,000	58,419,634
			881,232,567
Total Common Stocks (Cost $2,782,890,340)			1,625,093,284

		Principal Amount	Value
Repurchase Agreements — 7.8%
Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 3/31/2016, maturity value of $136,973,114, due 4/1/2016(3)		$136,973,000	136,973,000
Total Repurchase Agreements (Cost $136,973,000)			136,973,000
Total Investments — 99.8% (Cost $2,919,863,340)			1,762,066,284
Other Assets, Net — 0.2%			3,989,836
Total Net Assets — 100.0%			$1,766,056,120

(1)	Non-income-producing security.
(2)	Affiliated issuer.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.625%	2/15/2044	$30,677,531
U.S. Treasury Bond	3.125%	8/15/2044	87,183,563
U.S. Treasury Bond	3.00%	5/15/2044	21,857,325

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GLOBAL NATURAL RESOURCES FUND

Legend:

ADR — American Depositary Receipt.

Foreign-Denominated Security

AUD — Australian Dollar

CAD — Canadian Dollar

GBP — Great British Pound

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GLOBAL NATURAL RESOURCES FUND

The following is a summary of the inputs used as of March 31, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$1,625,093,284	$—	$—	$1,625,093,284
Repurchase Agreements	—	136,973,000	—	136,973,000

Total	$1,625,093,284	$136,973,000	$—	$1,762,066,284

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH FUND

March 31, 2016 (unaudited)	Shares	Value
Common Stocks — 98.3%
Aerospace — 2.0%
HEICO Corp., Class A	861,308	$40,998,261
		40,998,261
Air Transport — 1.1%
Spirit Airlines, Inc.(1)	467,440	22,427,771
		22,427,771
Auto Parts — 0.6%
Gentherm, Inc.(1)	313,170	13,024,740
		13,024,740
Back Office Support, HR and Consulting — 1.7%
Ritchie Bros. Auctioneers, Inc.	1,316,710	35,656,507
		35,656,507
Banks: Diversified — 2.1%
PrivateBancorp, Inc.	444,850	17,171,210
Western Alliance Bancorp(1)	771,030	25,736,981
		42,908,191
Biotechnology — 13.6%
Aimmune Therapeutics, Inc.(1)	544,770	7,387,081
Amicus Therapeutics, Inc.(1)	2,325,068	19,646,825
aTyr Pharma, Inc.(1)	1,030,474	4,060,068
Bluebird Bio, Inc.(1)	282,735	12,016,237
Blueprint Medicines Corp.(1)	518,922	9,366,542
Celyad S.A., ADR(1)	211,740	9,267,860
Five Prime Therapeutics, Inc.(1)	402,810	16,366,170
Ignyta, Inc.(1)	1,116,663	7,559,809
Immune Design Corp.(1)	774,851	10,073,063
Kite Pharma, Inc.(1)	287,210	13,185,811
Ligand Pharmaceuticals, Inc.(1)	263,440	28,211,790
Lion Biotechnologies, Inc.(1)	1,765,880	8,970,670
Loxo Oncology, Inc.(1)	941,210	25,732,681
Myriad Genetics, Inc.(1)	947,102	35,450,028
NantKwest, Inc.(1)	724,180	5,952,760
Pronai Therapeutics, Inc.(1)	641,680	4,324,923
REGENXBIO, Inc.(1)	648,710	7,006,068
Sage Therapeutics, Inc.(1)	385,466	12,358,040
Spark Therapeutics, Inc.(1)	356,000	10,505,560
Ultragenyx Pharmaceutical, Inc.(1)	269,664	17,072,428
Vital Therapies, Inc.(1)(2)	1,547,302	14,034,029
		278,548,443
Building Materials — 1.2%
Headwaters, Inc.(1)	1,230,340	24,409,946
		24,409,946
Casinos & Gambling — 0.0%
Penn National Gaming, Inc.(1)	27,130	452,800
		452,800
Chemicals: Diversified — 1.3%
Chemtura Corp.(1)	1,010,283	26,671,471
		26,671,471
Communications Technology — 1.6%
RingCentral, Inc., Class A(1)	2,146,700	33,810,525
		33,810,525

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH FUND

March 31, 2016 (unaudited)	Shares	Value
Computer Services, Software & Systems — 12.4%
Benefitfocus, Inc.(1)	761,170	$25,385,020
Black Knight Financial Services, Inc., Class A(1)	944,811	29,317,485
comScore, Inc.(1)	595,400	17,885,816
InterXion Holding N.V.(1)	482,010	16,667,906
LogMeIn, Inc.(1)	1,208,350	60,973,341
Proofpoint, Inc.(1)	928,129	49,914,778
The Ultimate Software Group, Inc.(1)	279,023	53,990,950
		254,135,296
Consumer Lending — 1.5%
LendingTree, Inc.(1)	321,060	31,393,247
		31,393,247
Diversified Materials & Processing — 2.0%
Hexcel Corp.	917,166	40,089,326
		40,089,326
Diversified Retail — 1.0%
Ollie’s Bargain Outlet Holdings, Inc.(1)	894,660	20,961,884
		20,961,884
Drug & Grocery Store Chains — 1.4%
Casey’s General Stores, Inc.	245,730	27,846,124
		27,846,124
Education Services — 0.0%
Grand Canyon Education, Inc.(1)	9,190	392,781
		392,781
Electronic Entertainment — 1.9%
Take-Two Interactive Software, Inc.(1)	1,043,960	39,325,973
		39,325,973
Entertainment — 1.9%
IMAX Corp.(1)	1,244,397	38,688,303
		38,688,303
Financial Data & Systems — 1.9%
Euronet Worldwide, Inc.(1)	513,442	38,051,187
		38,051,187
Foods — 4.0%
Pinnacle Foods, Inc.	1,257,570	56,188,227
Snyder’s-Lance, Inc.	820,581	25,831,890
		82,020,117
Glass — 1.0%
Apogee Enterprises, Inc.	462,750	20,310,097
		20,310,097
Health Care — 1.1%
Acadia Healthcare Co., Inc.(1)	425,972	23,475,317
		23,475,317
Health Care Management Services — 0.7%
WellCare Health Plans, Inc.(1)	162,810	15,100,627
		15,100,627
Health Care Services — 1.3%
Amedisys, Inc.(1)	540,320	26,119,069
		26,119,069

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH FUND

March 31, 2016 (unaudited)	Shares	Value
Insurance: Property - Casualty — 1.0%
AmTrust Financial Services, Inc.	763,630	$19,762,744
		19,762,744
Leisure Time — 0.8%
ClubCorp Holdings, Inc.	1,215,974	17,072,275
		17,072,275
Machinery: Industrial — 1.7%
John Bean Technologies Corp.	613,390	34,601,330
		34,601,330
Medical & Dental Instruments & Supplies — 6.0%
AtriCure, Inc.(1)	1,480,771	24,921,376
Intersect ENT, Inc.(1)	803,460	15,265,740
STERIS PLC	513,860	36,509,753
West Pharmaceutical Services, Inc.	664,845	46,087,055
		122,783,924
Medical Equipment — 3.8%
ConforMIS, Inc.(1)	1,069,711	11,499,393
DexCom, Inc.(1)	299,464	20,336,600
NxStage Medical, Inc.(1)	2,154,397	32,294,411
Zeltiq Aesthetics, Inc.(1)	529,560	14,382,850
		78,513,254
Office Supplies & Equipment — 1.0%
Zebra Technologies Corp., Class A(1)	305,330	21,067,770
		21,067,770
Oil: Crude Producers — 1.0%
Carrizo Oil & Gas, Inc.(1)	223,710	6,917,113
Diamondback Energy, Inc.(1)	174,570	13,473,313
		20,390,426
Pharmaceuticals — 0.6%
Ascendis Pharma A/S, ADR(1)	667,819	12,388,042
		12,388,042
Real Estate Investment Trusts — 1.3%
Sovran Self Storage, Inc.	219,000	25,831,050
		25,831,050
Restaurants — 4.9%
Popeyes Louisiana Kitchen, Inc.(1)	352,816	18,367,601
Red Robin Gourmet Burgers, Inc.(1)	592,989	38,230,001
Sonic Corp.	678,380	23,851,841
Wingstop, Inc.(1)	869,080	19,710,734
		100,160,177
Scientific Instruments: Electrical — 1.3%
Littelfuse, Inc.	217,500	26,776,425
		26,776,425
Securities Brokerage & Services — 1.5%
MarketAxess Holdings, Inc.	123,703	15,441,845
Virtu Financial, Inc., Class A	689,550	15,245,951
		30,687,796
Semiconductors & Components — 6.4%
Cavium, Inc.(1)	452,780	27,692,025
Monolithic Power Systems, Inc.	943,880	60,068,523
Tower Semiconductor Ltd.(1)	3,651,590	44,257,271
		132,017,819

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH FUND

March 31, 2016 (unaudited)	Shares	Value
Specialty Retail — 3.9%
Burlington Stores, Inc.(1)	519,560	$29,220,054
Five Below, Inc.(1)	507,720	20,989,145
Lithia Motors, Inc., Class A	335,020	29,257,297
		79,466,496
Textile Products — 1.4%
Interface, Inc.	1,599,310	29,651,207
		29,651,207
Textiles, Apparel & Shoes — 3.8%
Carter’s, Inc.	250,200	26,366,076
G-III Apparel Group Ltd.(1)	534,926	26,152,532
Steven Madden Ltd.(1)	686,830	25,440,183
		77,958,791
Truckers — 0.6%
Knight Transportation, Inc.	483,710	12,649,017
		12,649,017
Total Common Stocks (Cost $1,900,973,305)		2,018,596,546

	Principal Amount	Value
Repurchase Agreements — 2.8%
Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 3/31/2016, maturity value of $58,405,049, due 4/1/2016(3)	$58,405,000	58,405,000
Total Repurchase Agreements (Cost $58,405,000)		58,405,000
Total Investments — 101.1% (Cost $1,959,378,305)		2,077,001,546
Other Liabilities, Net — (1.1)%		(23,469,782)
Total Net Assets — 100.0%		$2,053,531,764

(1)	Non-income-producing security.
(2)	Affiliated issuer.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.00%	5/15/2045	$59,577,350

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH FUND

The following is a summary of the inputs used as of March 31, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$2,018,596,546	$—	$—	$2,018,596,546
Repurchase Agreements	—	58,405,000	—	58,405,000

Total	$2,018,596,546	$58,405,000	$—	$2,077,001,546

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SELECT GROWTH FUND

March 31, 2016 (unaudited)	Shares	Value
Common Stocks — 98.6%
Aerospace — 2.5%
HEICO Corp., Class A	320,653	$15,263,083
		15,263,083
Asset Management & Custodian — 1.3%
SEI Investments Co.	183,630	7,905,271
		7,905,271
Auto Parts — 1.0%
Visteon Corp.	75,820	6,034,514
		6,034,514
Back Office Support, HR and Consulting — 3.6%
Genpact Ltd.(1)	332,680	9,045,569
Ritchie Bros. Auctioneers, Inc.	465,420	12,603,574
		21,649,143
Banks: Diversified — 1.2%
PrivateBancorp, Inc.	193,360	7,463,696
		7,463,696
Biotechnology — 5.1%
Ligand Pharmaceuticals, Inc.(1)	187,750	20,106,148
Myriad Genetics, Inc.(1)	292,510	10,948,649
		31,054,797
Building Materials — 1.1%
Headwaters, Inc.(1)	336,480	6,675,763
		6,675,763
Computer Services, Software & Systems — 13.0%
Black Knight Financial Services, Inc., Class A(1)	416,624	12,927,843
Fleetmatics Group PLC(1)	171,100	6,965,481
GoDaddy, Inc., Class A(1)	373,550	12,076,871
LogMeIn, Inc.(1)	417,757	21,080,018
Paycom Software, Inc.(1)	264,920	9,431,152
The Ultimate Software Group, Inc.(1)	82,576	15,978,456
		78,459,821
Consumer Lending — 2.2%
LendingTree, Inc.(1)	137,910	13,484,840
		13,484,840
Containers & Packaging — 2.4%
Graphic Packaging Holding Co.	1,122,600	14,425,410
		14,425,410
Diversified Materials & Processing — 2.6%
Hexcel Corp.	354,548	15,497,293
		15,497,293
Entertainment — 2.1%
IMAX Corp.(1)	403,955	12,558,961
		12,558,961
Financial Data & Systems — 5.4%
Euronet Worldwide, Inc.(1)	225,939	16,744,339
TransUnion(1)	270,520	7,469,057
Vantiv, Inc., Class A(1)	159,010	8,567,459
		32,780,855
Foods — 4.8%
Pinnacle Foods, Inc.	434,790	19,426,417

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SELECT GROWTH FUND

March 31, 2016 (unaudited)	Shares	Value
Snyder’s-Lance, Inc.	304,951	$9,599,858
		29,026,275
Health Care Facilities — 1.5%
Universal Health Services, Inc., Class B	74,525	9,294,758
		9,294,758
Health Care Services — 2.0%
Premier, Inc., Class A(1)	370,180	12,349,205
		12,349,205
Household Furnishings — 2.0%
Fortune Brands Home & Security, Inc.	217,000	12,160,680
		12,160,680
Leisure Time — 2.9%
Six Flags Entertainment Corp.	310,740	17,242,963
		17,242,963
Machinery: Industrial — 1.2%
The Middleby Corp.(1)	67,340	7,189,892
		7,189,892
Medical & Dental Instruments & Supplies — 6.6%
Align Technology, Inc.(1)	192,700	14,007,363
STERIS PLC	147,210	10,459,271
West Pharmaceutical Services, Inc.	226,526	15,702,782
		40,169,416
Medical Equipment — 2.8%
DexCom, Inc.(1)	92,440	6,277,600
Hologic, Inc.(1)	311,830	10,758,135
		17,035,735
Office Supplies & Equipment — 2.1%
Knoll, Inc.	294,146	6,368,261
Zebra Technologies Corp., Class A(1)	94,480	6,519,120
		12,887,381
Oil: Crude Producers — 0.8%
Diamondback Energy, Inc.(1)	59,120	4,562,882
		4,562,882
Pharmaceuticals — 4.5%
Horizon Pharma PLC(1)	540,190	8,950,948
Jazz Pharmaceuticals PLC(1)	138,147	18,035,091
		26,986,039
Railroad Equipment — 1.3%
Wabtec Corp.	97,840	7,757,734
		7,757,734
Real Estate Investment Trusts — 1.3%
CubeSmart	243,710	8,115,543
		8,115,543
Restaurants — 4.9%
Dave & Buster’s Entertainment, Inc.(1)	229,130	8,885,662
Domino’s Pizza, Inc.	30,920	4,077,111
Popeyes Louisiana Kitchen, Inc.(1)	140,168	7,297,146
Sonic Corp.	271,600	9,549,456
		29,809,375

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SELECT GROWTH FUND

March 31, 2016 (unaudited)	Shares	Value
Scientific Instruments: Electrical — 1.1%
Littelfuse, Inc.	55,250	$6,801,827
		6,801,827
Securities Brokerage & Services — 0.9%
MarketAxess Holdings, Inc.	42,633	5,321,877
		5,321,877
Semiconductors & Components — 4.3%
Cavium, Inc.(1)	167,740	10,258,978
Monolithic Power Systems, Inc.	246,960	15,716,535
		25,975,513
Shipping — 1.0%
Huntington Ingalls Industries, Inc.	42,280	5,789,823
		5,789,823
Specialty Retail — 2.9%
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	90,440	17,521,846
		17,521,846
Textiles, Apparel & Shoes — 3.1%
Carter’s, Inc.	119,767	12,621,046
G-III Apparel Group Ltd.(1)	118,800	5,808,132
		18,429,178
Toys — 2.0%
Hasbro, Inc.	152,330	12,201,633
		12,201,633
Truckers — 1.1%
Old Dominion Freight Line, Inc.(1)	98,197	6,836,475
		6,836,475
Total Common Stocks (Cost $488,906,184)		596,719,497

	Principal Amount	Value
Repurchase Agreements — 1.6%
Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 3/31/2016, maturity value of $9,485,008, due 4/1/2016(2)	$9,485,000	9,485,000
Total Repurchase Agreements (Cost $9,485,000)		9,485,000
Total Investments — 100.2% (Cost $498,391,184)		606,204,497
Other Liabilities, Net — (0.2)%		(934,436)
Total Net Assets — 100.0%		$605,270,061

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.00%	5/15/2045	$9,678,200

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SELECT GROWTH FUND

The following is a summary of the inputs used as of March 31, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$596,719,497	$—	$—	$596,719,497
Repurchase Agreements	—	9,485,000	—	9,485,000

Total	$596,719,497	$9,485,000	$—	$606,204,497

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS MID CAP GROWTH FUND

March 31, 2016 (unaudited)	Shares	Value
Common Stocks — 98.2%
Air Transport — 2.0%
Southwest Airlines Co.	173,220	$7,760,256
		7,760,256
Asset Management & Custodian — 1.3%
SEI Investments Co.	117,870	5,074,304
		5,074,304
Auto Parts — 1.4%
Delphi Automotive PLC	72,860	5,465,957
		5,465,957
Back Office Support, HR and Consulting — 3.6%
Genpact Ltd.(1)	226,990	6,171,858
Ritchie Bros. Auctioneers, Inc.	295,340	7,997,807
		14,169,665
Banks: Diversified — 1.1%
Signature Bank(1)	32,785	4,462,694
		4,462,694
Biotechnology — 2.7%
Bluebird Bio, Inc.(1)	54,390	2,311,575
Juno Therapeutics, Inc.(1)	60,040	2,286,924
Kite Pharma, Inc.(1)	52,220	2,397,420
Ligand Pharmaceuticals, Inc.(1)	34,070	3,648,556
		10,644,475
Communications Technology — 1.2%
Harris Corp.	62,270	4,848,342
		4,848,342
Computer Services, Software & Systems — 8.6%
Akamai Technologies, Inc.(1)	87,580	4,866,821
Black Knight Financial Services, Inc., Class A(1)	270,450	8,392,063
GoDaddy, Inc., Class A(1)	102,260	3,306,066
Palo Alto Networks, Inc.(1)	46,730	7,623,532
SS&C Technologies Holdings, Inc.	72,604	4,604,546
The Ultimate Software Group, Inc.(1)	24,900	4,818,150
		33,611,178
Containers & Packaging — 1.4%
WestRock Co.	143,400	5,596,902
		5,596,902
Diversified Materials & Processing — 2.3%
Hexcel Corp.	207,100	9,052,341
		9,052,341
Diversified Retail — 2.3%
Dollar Tree, Inc.(1)	108,130	8,916,400
		8,916,400
Drug & Grocery Store Chains — 1.5%
Whole Foods Market, Inc.	185,740	5,778,371
		5,778,371
Electronic Entertainment — 3.8%
Activision Blizzard, Inc.	168,990	5,718,621
Electronic Arts, Inc.(1)	137,570	9,094,753
		14,813,374

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS MID CAP GROWTH FUND

March 31, 2016 (unaudited)	Shares	Value
Entertainment — 1.3%
IMAX Corp.(1)	170,720	$5,307,685
		5,307,685
Financial Data & Systems — 6.6%
Euronet Worldwide, Inc.(1)	145,300	10,768,183
Global Payments, Inc.	77,190	5,040,507
TransUnion(1)	174,510	4,818,221
Vantiv, Inc., Class A(1)	100,860	5,434,337
		26,061,248
Foods — 6.1%
Pinnacle Foods, Inc.	328,630	14,683,188
The JM Smucker Co.	70,214	9,116,586
		23,799,774
Health Care Facilities — 1.4%
Universal Health Services, Inc., Class B	43,550	5,431,556
		5,431,556
Household Furnishings — 2.0%
Fortune Brands Home & Security, Inc.	139,800	7,834,392
		7,834,392
Insurance: Property - Casualty — 1.4%
The Progressive Corp.	154,270	5,421,048
		5,421,048
Leisure Time — 2.5%
Six Flags Entertainment Corp.	174,590	9,687,999
		9,687,999
Luxury Items — 2.0%
Signet Jewelers Ltd.	64,505	8,000,555
		8,000,555
Machinery: Industrial — 1.2%
The Middleby Corp.(1)	43,290	4,622,073
		4,622,073
Medical & Dental Instruments & Supplies — 5.6%
Align Technology, Inc.(1)	85,700	6,229,533
Edwards Lifesciences Corp.(1)	109,300	9,641,353
STERIS PLC	84,530	6,005,857
		21,876,743
Medical Equipment — 2.4%
DexCom, Inc.(1)	55,180	3,747,274
Hologic, Inc.(1)	168,330	5,807,385
		9,554,659
Oil: Crude Producers — 1.0%
Concho Resources, Inc.(1)	17,025	1,720,206
Diamondback Energy, Inc.(1)	30,420	2,347,816
		4,068,022
Pharmaceuticals — 1.7%
Jazz Pharmaceuticals PLC(1)	51,190	6,682,855
		6,682,855
Production Technology Equipment — 3.0%
Lam Research Corp.	141,840	11,715,984
		11,715,984

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS MID CAP GROWTH FUND

March 31, 2016 (unaudited)	Shares	Value
Railroad Equipment — 1.3%
Wabtec Corp.	64,160	$5,087,246
		5,087,246
Real Estate Investment Trusts — 4.1%
Equinix, Inc.	27,786	9,189,108
Extra Space Storage, Inc.	72,430	6,769,308
		15,958,416
Restaurants — 0.6%
Domino’s Pizza, Inc.	19,820	2,613,465
		2,613,465
Scientific Instruments: Electrical — 1.5%
AMETEK, Inc.	118,070	5,901,139
		5,901,139
Securities Brokerage & Services — 1.5%
Intercontinental Exchange, Inc.	24,655	5,797,377
		5,797,377
Semiconductors & Components — 3.9%
Broadcom Ltd.	66,920	10,339,140
Cavium, Inc.(1)	80,600	4,929,496
		15,268,636
Specialty Retail — 6.8%
Burlington Stores, Inc.(1)	106,930	6,013,743
Tractor Supply Co.	107,740	9,746,160
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	55,690	10,789,381
		26,549,284
Textiles, Apparel & Shoes — 3.3%
Carter’s, Inc.	70,962	7,477,975
Coach, Inc.	133,330	5,345,200
		12,823,175
Toys — 2.7%
Hasbro, Inc.	132,600	10,621,260
		10,621,260
Truckers — 1.1%
Old Dominion Freight Line, Inc.(1)	63,245	4,403,117
		4,403,117
Total Common Stocks (Cost $376,959,265)		385,281,967

	Principal Amount	Value
Repurchase Agreements — 1.6%
Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 3/31/2016, maturity value of $6,132,005, due 4/1/2016(2)	$6,132,000	6,132,000
Total Repurchase Agreements (Cost $6,132,000)		6,132,000
Total Investments — 99.8% (Cost $383,091,265)		391,413,967
Other Assets, Net — 0.2%		768,986
Total Net Assets — 100.0%		$392,182,953

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS MID CAP GROWTH FUND

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.625%	2/15/2044	$6,256,881

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS MID CAP GROWTH FUND

The following is a summary of the inputs used as of March 31, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$385,281,967	$—	$—	$385,281,967
Repurchase Agreements	—	6,132,000	—	6,132,000

Total	$385,281,967	$6,132,000	$—	$391,413,967

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GROWTH FUND

March 31, 2016 (unaudited)	Shares	Value
Common Stocks — 98.9%
Air Transport — 3.8%
FedEx Corp.	38,120	$6,202,886
Southwest Airlines Co.	69,070	3,094,336
		9,297,222
Auto Parts — 1.1%
Delphi Automotive PLC	34,880	2,616,698
		2,616,698
Back Office Support, HR and Consulting — 1.4%
Genpact Ltd.(1)	123,150	3,348,448
		3,348,448
Biotechnology — 3.9%
Bluebird Bio, Inc.(1)	31,750	1,349,375
Celgene Corp.(1)	82,120	8,219,391
		9,568,766
Communications Technology — 1.4%
Harris Corp.	42,910	3,340,973
		3,340,973
Computer Services, Software & Systems — 13.9%
Alphabet, Inc., Class C(1)	16,841	12,545,703
Facebook, Inc., Class A(1)	107,970	12,319,377
Palo Alto Networks, Inc.(1)	11,890	1,939,735
Salesforce.com, Inc.(1)	46,880	3,461,150
SS&C Technologies Holdings, Inc.	56,565	3,587,352
		33,853,317
Computer Technology — 3.6%
Apple, Inc.	80,757	8,801,705
		8,801,705
Containers & Packaging — 1.6%
WestRock Co.	101,920	3,977,938
		3,977,938
Cosmetics — 2.4%
The Estee Lauder Companies, Inc., Class A	60,640	5,718,958
		5,718,958
Diversified Manufacturing Operations — 3.4%
General Electric Co.	261,880	8,325,165
		8,325,165
Diversified Retail — 3.9%
Amazon.com, Inc.(1)	6,750	4,007,070
Dollar Tree, Inc.(1)	67,360	5,554,505
		9,561,575
Drug & Grocery Store Chains — 1.8%
CVS Health Corp.	42,170	4,374,294
		4,374,294
Electronic Entertainment — 3.9%
Activision Blizzard, Inc.	123,070	4,164,689
Electronic Arts, Inc.(1)	79,980	5,287,477
		9,452,166
Entertainment — 2.2%
The Walt Disney Co.	53,080	5,271,375
		5,271,375

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GROWTH FUND

March 31, 2016 (unaudited)	Shares	Value
Financial Data & Systems — 3.1%
Visa, Inc., Class A	98,362	$7,522,726
		7,522,726
Foods — 7.3%
Pinnacle Foods, Inc.	223,460	9,984,193
The JM Smucker Co.	58,850	7,641,084
		17,625,277
Health Care Facilities — 1.2%
Universal Health Services, Inc., Class B	24,210	3,019,471
		3,019,471
Health Care Management Services — 1.1%
UnitedHealth Group, Inc.	20,410	2,630,849
		2,630,849
Household Furnishings — 2.3%
Fortune Brands Home & Security, Inc.	97,870	5,484,635
		5,484,635
Insurance: Property - Casualty — 1.7%
The Progressive Corp.	118,780	4,173,929
		4,173,929
Leisure Time — 0.6%
The Priceline Group, Inc.(1)	1,110	1,430,746
		1,430,746
Medical & Dental Instruments & Supplies — 2.5%
Edwards Lifesciences Corp.(1)	67,950	5,993,869
		5,993,869
Medical Equipment — 1.2%
Hologic, Inc.(1)	83,340	2,875,230
		2,875,230
Oil: Crude Producers — 0.6%
EOG Resources, Inc.	18,355	1,332,206
		1,332,206
Personal Care — 2.3%
Kimberly-Clark Corp.	41,870	5,631,934
		5,631,934
Pharmaceuticals — 4.4%
Gilead Sciences, Inc.	117,550	10,798,143
		10,798,143
Production Technology Equipment — 2.9%
Lam Research Corp.	83,860	6,926,836
		6,926,836
Radio & TV Broadcasters — 1.0%
CBS Corp., Class B	45,020	2,480,152
		2,480,152
Real Estate Investment Trusts — 2.8%
Equinix, Inc.	20,724	6,853,634
		6,853,634
Restaurants — 3.2%
Domino’s Pizza, Inc.	12,060	1,590,232
Starbucks Corp.	104,000	6,208,800
		7,799,032

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GROWTH FUND

March 31, 2016 (unaudited)	Shares	Value
Securities Brokerage & Services — 1.7%
The Charles Schwab Corp.	148,840	$4,170,497
		4,170,497
Semiconductors & Components — 2.9%
Broadcom Ltd.	46,010	7,108,545
		7,108,545
Specialty Retail — 5.3%
The Home Depot, Inc.	56,525	7,542,131
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	27,280	5,285,227
		12,827,358
Textiles, Apparel & Shoes — 2.5%
NIKE, Inc., Class B	99,070	6,089,833
		6,089,833
Total Common Stocks (Cost $192,724,927)		240,283,502

	Principal Amount	Value
Repurchase Agreements — 1.2%
Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 3/31/2016, maturity value of $2,859,002, due 4/1/2016(2)	$2,859,000	2,859,000
Total Repurchase Agreements (Cost $2,859,000)		2,859,000
Total Investments — 100.1% (Cost $195,583,927)		243,142,502
Other Liabilities, Net — (0.1)%		(201,409)
Total Net Assets — 100.0%		$242,941,093

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.00%	5/15/2045	$2,918,650

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GROWTH FUND

The following is a summary of the inputs used as of March 31, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$240,283,502	$—	$—	$240,283,502
Repurchase Agreements	—	2,859,000	—	2,859,000

Total	$240,283,502	$2,859,000	$—	$243,142,502

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TECHNOLOGY FUND

March 31, 2016 (unaudited)	Shares	Value
Common Stocks — 98.9%
Biotechnology — 10.4%
Adaptimmune Therapeutics PLC, ADR(1)	62,980	$512,027
Aimmune Therapeutics, Inc.(1)	27,680	375,341
Amicus Therapeutics, Inc.(1)	97,280	822,016
aTyr Pharma, Inc.(1)	60,420	238,055
Bluebird Bio, Inc.(1)	23,640	1,004,700
Blueprint Medicines Corp.(1)	22,530	406,666
Celgene Corp.(1)	17,930	1,794,614
Celyad S.A., ADR(1)	15,180	664,429
Ignyta, Inc.(1)	44,370	300,385
Immune Design Corp.(1)	39,530	513,890
Juno Therapeutics, Inc.(1)	27,780	1,058,140
Kite Pharma, Inc.(1)	16,370	751,547
Ligand Pharmaceuticals, Inc.(1)	6,740	721,787
Lion Biotechnologies, Inc.(1)	90,950	462,026
Loxo Oncology, Inc.(1)	19,300	527,662
NanoString Technologies, Inc.(1)	27,050	411,701
NantKwest, Inc.(1)	33,560	275,863
Neurocrine Biosciences, Inc.(1)	11,090	438,609
ProNai Therapeutics, Inc.(1)	34,798	234,538
REGENXBIO, Inc.(1)	19,850	214,380
Sage Therapeutics, Inc.(1)	13,040	418,062
Spark Therapeutics, Inc.(1)	13,900	410,189
Ultragenyx Pharmaceutical, Inc.(1)	8,680	549,531
Vital Therapies, Inc.(1)	59,840	542,749
		13,648,907
Communications Technology — 2.9%
Lumentum Holdings, Inc.(1)	84,660	2,283,280
RingCentral, Inc., Class A(1)	99,300	1,563,975
		3,847,255
Computer Services, Software & Systems — 38.7%
Alibaba Group Holding Ltd., ADR(1)	29,050	2,295,821
Alphabet, Inc., Class C(1)	10,168	7,574,652
Atlassian Corp. PLC, Class A(1)	40,290	1,013,293
comScore, Inc.(1)	40,570	1,218,723
Demandware, Inc.(1)	22,380	875,058
Facebook, Inc., Class A(1)	87,820	10,020,262
Fleetmatics Group PLC(1)	27,480	1,118,711
Imperva, Inc.(1)	36,980	1,867,490
LogMeIn, Inc.(1)	49,344	2,489,898
Marketo, Inc.(1)	95,870	1,876,176
New Relic, Inc.(1)	32,840	856,467
OPOWER, Inc.(1)	284,620	1,938,262
Palo Alto Networks, Inc.(1)	17,420	2,841,899
Paycom Software, Inc.(1)	51,620	1,837,672
Proofpoint, Inc.(1)	40,109	2,157,062
Qlik Technologies, Inc.(1)	44,360	1,282,891
Rackspace Hosting, Inc.(1)	61,900	1,336,421
Salesforce.com, Inc.(1)	55,420	4,091,659
Splunk, Inc.(1)	36,380	1,780,073
The Ultimate Software Group, Inc.(1)	7,810	1,511,235
Twitter, Inc.(1)	54,050	894,528
		50,878,253
Consumer Lending — 1.1%
LendingTree, Inc.(1)	15,240	1,490,167
		1,490,167

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TECHNOLOGY FUND

March 31, 2016 (unaudited)	Shares	Value
Diversified Retail — 3.7%
Amazon.com, Inc.(1)	8,290	$4,921,276
		4,921,276
Electronic Entertainment — 7.3%
Activision Blizzard, Inc.	105,450	3,568,428
Electronic Arts, Inc.(1)	44,900	2,968,339
Take-Two Interactive Software, Inc.(1)	41,230	1,553,134
Zynga, Inc., Class A(1)	628,210	1,432,319
		9,522,220
Financial Data & Systems — 4.3%
Euronet Worldwide, Inc.(1)	34,410	2,550,125
Visa, Inc., Class A	40,880	3,126,503
		5,676,628
Medical & Dental Instruments & Supplies — 0.6%
West Pharmaceutical Services, Inc.	11,310	784,009
		784,009
Medical Equipment — 1.2%
Illumina, Inc.(1)	9,840	1,595,162
		1,595,162
Pharmaceuticals — 4.5%
BioMarin Pharmaceutical, Inc.(1)	21,120	1,741,978
Gilead Sciences, Inc.	19,925	1,830,310
Horizon Pharma PLC(1)	65,260	1,081,358
Jazz Pharmaceuticals PLC(1)	9,430	1,231,087
		5,884,733
Production Technology Equipment — 2.9%
Lam Research Corp.	46,720	3,859,072
		3,859,072
Radio & TV Broadcasters — 0.7%
Pandora Media, Inc.(1)	96,650	865,018
		865,018
Real Estate Investment Trusts — 2.5%
Equinix, Inc.	9,917	3,279,651
		3,279,651
Semiconductors & Components — 14.6%
Broadcom Ltd.	28,460	4,397,070
Cavium, Inc.(1)	34,080	2,084,333
Exar Corp.(1)	174,640	1,004,180
Himax Technologies, Inc., ADR	132,340	1,487,502
Inphi Corp.(1)	68,080	2,269,787
Lattice Semiconductor Corp.(1)	405,140	2,301,195
Monolithic Power Systems, Inc.	38,910	2,476,232
Tower Semiconductor Ltd.(1)	258,431	3,132,184
		19,152,483
Utilities: Telecommunications — 3.5%
Boingo Wireless, Inc.(1)	423,720	3,271,118
Ooma, Inc.(1)	213,010	1,256,759
		4,527,877
Total Common Stocks (Cost $104,801,510)		129,932,711

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TECHNOLOGY FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Repurchase Agreements — 1.2%
Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 3/31/2016, maturity value of $1,555,001, due 4/1/2016(2)	$1,555,000	$1,555,000
Total Repurchase Agreements (Cost $1,555,000)		1,555,000
Total Investments — 100.1% (Cost $106,356,510)		131,487,711
Other Liabilities, Net — (0.1)%		(158,225)
Total Net Assets — 100.0%		$131,329,486

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	2.875%	8/15/2045	$1,587,388

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TECHNOLOGY FUND

The following is a summary of the inputs used as of March 31, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$129,932,711	$—	$—	$129,932,711
Repurchase Agreements	—	1,555,000	—	1,555,000

Total	$129,932,711	$1,555,000	$—	$131,487,711

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP EQUITY FUND

March 31, 2016 (unaudited)	Shares	Value
Common Stocks — 98.3%
Aerospace — 2.0%
HEICO Corp., Class A	25,851	$1,230,508
		1,230,508
Air Transport — 1.1%
Spirit Airlines, Inc.(1)	13,930	668,361
		668,361
Auto Parts — 0.6%
Gentherm, Inc.(1)	9,610	399,680
		399,680
Back Office Support, HR and Consulting — 1.7%
Ritchie Bros. Auctioneers, Inc.	39,120	1,059,370
		1,059,370
Banks: Diversified — 2.1%
PrivateBancorp, Inc.	13,380	516,468
Western Alliance Bancorp(1)	23,110	771,412
		1,287,880
Biotechnology — 13.6%
Aimmune Therapeutics, Inc.(1)	16,220	219,943
Amicus Therapeutics, Inc.(1)	69,676	588,762
aTyr Pharma, Inc.(1)	30,775	121,254
Bluebird Bio, Inc.(1)	8,405	357,213
Blueprint Medicines Corp.(1)	15,870	286,454
Celyad S.A., ADR(1)	6,630	290,195
Five Prime Therapeutics, Inc.(1)	12,000	487,560
Ignyta, Inc.(1)	33,560	227,201
Immune Design Corp.(1)	23,560	306,280
Kite Pharma, Inc.(1)	8,580	393,908
Ligand Pharmaceuticals, Inc.(1)	7,890	844,940
Lion Biotechnologies, Inc.(1)	53,250	270,510
Loxo Oncology, Inc.(1)	28,383	775,991
Myriad Genetics, Inc.(1)	28,480	1,066,006
NantKwest, Inc.(1)	22,800	187,416
ProNai Therapeutics, Inc.(1)	19,370	130,554
REGENXBIO, Inc.(1)	19,380	209,304
Sage Therapeutics, Inc.(1)	11,608	372,152
Spark Therapeutics, Inc.(1)	10,600	312,806
Ultragenyx Pharmaceutical, Inc.(1)	8,017	507,556
Vital Therapies, Inc.(1)	46,123	418,336
		8,374,341
Building Materials — 1.2%
Headwaters, Inc.(1)	36,698	728,088
		728,088
Casinos & Gambling — 0.0%
Penn National Gaming, Inc.(1)	810	13,519
		13,519
Chemicals: Diversified — 1.3%
Chemtura Corp.(1)	30,151	795,986
		795,986
Communications Technology — 1.7%
RingCentral, Inc., Class A(1)	64,958	1,023,089
		1,023,089

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP EQUITY FUND

March 31, 2016 (unaudited)	Shares	Value
Computer Services, Software & Systems — 12.3%
Benefitfocus, Inc.(1)	23,030	$768,050
Black Knight Financial Services, Inc., Class A(1)	28,471	883,455
comScore, Inc.(1)	17,911	538,046
InterXion Holding N.V.(1)	14,410	498,298
LogMeIn, Inc.(1)	36,000	1,816,560
Proofpoint, Inc.(1)	27,920	1,501,538
The Ultimate Software Group, Inc.(1)	8,278	1,601,793
		7,607,740
Consumer Lending — 1.5%
LendingTree, Inc.(1)	9,630	941,621
		941,621
Diversified Materials & Processing — 2.0%
Hexcel Corp.	27,750	1,212,952
		1,212,952
Diversified Retail — 1.0%
Ollie’s Bargain Outlet Holdings, Inc.(1)	26,670	624,878
		624,878
Drug & Grocery Store Chains — 1.4%
Casey’s General Stores, Inc.	7,370	835,168
		835,168
Education Services — 0.0%
Grand Canyon Education, Inc.(1)	270	11,540
		11,540
Electronic Entertainment — 2.0%
Take-Two Interactive Software, Inc.(1)	32,090	1,208,830
		1,208,830
Entertainment — 1.9%
IMAX Corp.(1)	37,770	1,174,269
		1,174,269
Financial Data & Systems — 1.9%
Euronet Worldwide, Inc.(1)	15,405	1,141,665
		1,141,665
Foods — 4.0%
Pinnacle Foods, Inc.	37,490	1,675,053
Snyder’s-Lance, Inc.	25,334	797,515
		2,472,568
Glass — 1.0%
Apogee Enterprises, Inc.	13,870	608,754
		608,754
Health Care — 1.2%
Acadia Healthcare Co., Inc.(1)	12,910	711,470
		711,470
Health Care Management Services — 0.7%
WellCare Health Plans, Inc.(1)	4,840	448,910
		448,910
Health Care Services — 1.3%
Amedisys, Inc.(1)	16,090	777,791
		777,791

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP EQUITY FUND

March 31, 2016 (unaudited)	Shares	Value
Insurance: Property - Casualty — 0.9%
AmTrust Financial Services, Inc.	22,620	$585,406
		585,406
Leisure Time — 0.8%
ClubCorp Holdings, Inc.	36,458	511,870
		511,870
Machinery: Industrial — 1.7%
John Bean Technologies Corp.	18,510	1,044,149
		1,044,149
Medical & Dental Instruments & Supplies — 6.0%
AtriCure, Inc.(1)	44,546	749,709
Intersect ENT, Inc.(1)	23,950	455,050
STERIS PLC	15,490	1,100,565
West Pharmaceutical Services, Inc.	19,810	1,373,229
		3,678,553
Medical Equipment — 3.8%
ConforMIS, Inc.(1)	32,490	349,268
DexCom, Inc.(1)	8,917	605,553
NxStage Medical, Inc.(1)	64,932	973,331
Zeltiq Aesthetics, Inc.(1)	15,890	431,572
		2,359,724
Office Supplies & Equipment — 1.0%
Zebra Technologies Corp., Class A(1)	9,040	623,760
		623,760
Oil: Crude Producers — 1.0%
Carrizo Oil & Gas, Inc.(1)	6,700	207,164
Diamondback Energy, Inc.(1)	5,230	403,651
		610,815
Pharmaceuticals — 0.6%
Ascendis Pharma A/S, ADR(1)	19,902	369,182
		369,182
Real Estate Investment Trusts — 1.2%
Sovran Self Storage, Inc.	6,460	761,957
		761,957
Restaurants — 4.9%
Popeyes Louisiana Kitchen, Inc.(1)	10,615	552,617
Red Robin Gourmet Burgers, Inc.(1)	17,695	1,140,797
Sonic Corp.	20,190	709,880
Wingstop, Inc.(1)	25,940	588,319
		2,991,613
Scientific Instruments: Electrical — 1.3%
Littelfuse, Inc.	6,500	800,215
		800,215
Securities Brokerage & Services — 1.5%
MarketAxess Holdings, Inc.	3,712	463,369
Virtu Financial, Inc., Class A	20,500	453,255
		916,624
Semiconductors & Components — 6.5%
Cavium, Inc.(1)	14,030	858,075
Monolithic Power Systems, Inc.	28,310	1,801,648
Tower Semiconductor Ltd.(1)	111,393	1,350,083
		4,009,806

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP EQUITY FUND

March 31, 2016 (unaudited)	Shares	Value
Specialty Retail — 3.9%
Burlington Stores, Inc.(1)	15,490	$871,158
Five Below, Inc.(1)	15,220	629,195
Lithia Motors, Inc., Class A	10,040	876,793
		2,377,146
Textile Products — 1.4%
Interface, Inc.	47,220	875,459
		875,459
Textiles, Apparel & Shoes — 3.7%
Carter’s, Inc.	7,490	789,296
G-III Apparel Group Ltd.(1)	15,100	738,239
Steven Madden Ltd.(1)	20,570	761,913
		2,289,448
Truckers — 0.6%
Knight Transportation, Inc.	14,370	375,776
		375,776
Total Common Stocks (Cost $58,759,657)		60,540,481

	Principal Amount	Value
Repurchase Agreements — 2.0%
Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 3/31/2016, maturity value of $1,266,001, due 4/1/2016(2)	$1,266,000	1,266,000
Total Repurchase Agreements (Cost $1,266,000)		1,266,000
Total Investments — 100.3% (Cost $60,025,657)		61,806,481
Other Liabilities, Net — (0.3)%		(192,618)
Total Net Assets — 100.0%		$61,613,863

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.625%	2/15/2044	$1,292,644

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP EQUITY FUND

The following is a summary of the inputs used as of March 31, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$60,540,481	$—	$—	$60,540,481
Repurchase Agreements	—	1,266,000	—	1,266,000

Total	$60,540,481	$1,266,000	$—	$61,806,481

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL FUND

March 31, 2016 (unaudited)	Shares	Value
Common Stocks — 97.1%
Australia — 5.5%
BHP Billiton Ltd.	20,104	$259,780
CSL Ltd.	5,271	409,617
Suncorp Group Ltd.	19,521	178,102
Westpac Banking Corp.	24,997	580,607
		1,428,106
Belgium — 0.9%
Melexis N.V.	4,501	244,340
		244,340
Denmark — 3.0%
Pandora A/S	3,066	400,842
Royal Unibrew A/S	7,699	371,271
		772,113
France — 8.4%
Air Liquide S.A.	2,123	238,181
AXA S.A.	10,371	243,186
Bureau Veritas S.A.	12,837	285,410
Cap Gemini S.A.	2,178	204,306
Cie Generale des Etablissements Michelin	4,002	408,879
Societe Generale S.A.	5,766	213,065
TOTAL S.A.	9,255	421,115
Veolia Environnement S.A.	7,851	188,964
		2,203,106
Germany — 9.8%
Bayer AG (Reg S)	3,645	427,122
Daimler AG (Reg S)	4,933	377,535
Deutsche Boerse AG	2,282	194,299
Deutsche Wohnen AG	9,334	289,676
HeidelbergCement AG	2,653	226,713
SAP SE	5,881	473,234
Siemens AG (Reg S)	5,297	560,214
		2,548,793
Hong Kong — 3.5%
AIA Group Ltd.	41,200	234,181
CK Hutchison Holdings Ltd.	21,000	272,291
Power Assets Holdings Ltd.	26,500	271,388
The Wharf Holdings Ltd.	25,000	136,937
		914,797
Italy — 3.5%
Enel S.p.A.	57,552	255,140
Eni S.p.A.	14,773	223,112
Intesa Sanpaolo S.p.A.	50,725	140,255
Recordati S.p.A.	11,393	284,982
		903,489
Japan — 19.8%
Central Japan Railway Co.	1,000	176,851
Chubu Electric Power Co., Inc.	14,000	195,375
DCM Holdings Co. Ltd.	30,200	218,276
Dowa Holdings Co. Ltd.	25,999	144,643
Fuji Electric Co. Ltd.	61,000	210,912
FUJIFILM Holdings Corp.	2,400	94,865
Hitachi Construction Machinery Co. Ltd.	11,200	177,756
Hoya Corp.	7,400	281,279
Kao Corp.	6,000	319,932
Milbon Co. Ltd.	4,500	182,127
Mitsubishi Corp.	17,200	291,049
Mitsubishi UFJ Financial Group, Inc.	52,200	241,874
Mizuho Financial Group, Inc.	130,300	194,184
Nippon Building Fund, Inc.	35	207,195

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL FUND

March 31, 2016 (unaudited)	Shares	Value
Nippon Telegraph & Telephone Corp.	10,800	$466,533
Obic Co. Ltd.	2,000	105,728
Oracle Corp. Japan	5,900	330,886
Rohto Pharmaceutical Co. Ltd.	11,080	201,821
Sanwa Holdings Corp.	18,400	136,882
Tokio Marine Holdings, Inc.	5,400	182,455
Toyota Motor Corp.	11,300	599,300
USS Co. Ltd.	13,300	212,229
		5,172,152
Netherlands — 2.4%
ING Groep N.V., CVA	16,802	201,066
Wolters Kluwer N.V.	10,799	430,422
		631,488
New Zealand — 1.2%
Fisher & Paykel Healthcare Corp. Ltd.	47,684	322,638
		322,638
Singapore — 1.1%
Singapore Exchange Ltd.	47,500	279,904
		279,904
Spain — 2.8%
Banco Santander S.A.	73,969	324,863
Ferrovial S.A.	18,919	406,019
		730,882
Sweden — 2.6%
Intrum Justitia AB	12,554	442,405
Skandinaviska Enskilda Banken AB, Class A	23,649	225,522
		667,927
Switzerland — 9.6%
Actelion Ltd. (Reg S)(1)	2,491	371,756
Bossard Holding AG, Class A (Reg S)(1)	1,400	147,511
Nestle S.A. (Reg S)	9,198	686,362
Novartis AG (Reg S)	1,978	143,112
Roche Holding AG	2,553	626,864
Swiss Re AG	2,703	249,594
U-Blox AG(1)	671	128,867
UBS Group AG (Reg S)	8,629	138,806
		2,492,872
United Kingdom — 23.0%
BP PLC	42,259	211,437
British American Tobacco PLC	12,907	754,748
BT Group PLC	39,153	247,218
Croda International PLC	7,746	337,282
Diageo PLC	16,312	439,837
Direct Line Insurance Group PLC	38,614	204,816
Experian PLC	27,446	489,896
HSBC Holdings PLC	41,472	257,913
Investec PLC	18,752	137,554
Land Securities Group PLC	9,194	144,967
National Grid PLC	25,803	365,096
Next PLC	1,736	134,438
RELX PLC	29,445	546,236
Rio Tinto PLC	11,760	329,641
Royal Dutch Shell PLC, Class A	22,215	536,402
Smith & Nephew PLC	18,179	299,094
Standard Chartered PLC	17,237	116,574
Unilever PLC	9,811	442,405
		5,995,554
Total Common Stocks (Cost $25,216,117)		25,308,161

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL FUND

March 31, 2016 (unaudited)	Shares	Value
Preferred Stocks — 0.8%
Japan — 0.8%
Ito En Ltd.	11,900	$210,975
		210,975
Total Preferred Stocks (Cost $187,787)		210,975

	Shares	Value
Exchange-Traded Funds — 0.2%
SPDR Gold Shares(1)	506	59,506
Total Exchange-Traded Funds (Cost $60,280)		59,506

	Principal Amount	Value
Repurchase Agreements — 0.7%
Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 3/31/2016, maturity value of $186,000, due 4/1/2016(2)	$186,000	186,000
Total Repurchase Agreements (Cost $186,000)		186,000
Total Investments — 98.8% (Cost $25,605,989)		25,764,642
Other Assets, Net — 1.2%		307,185
Total Net Assets — 100.0%		$26,071,827

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.625%	2/15/2044	$194,200

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL FUND

The following is a summary of the inputs used as of March 31, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks:
Australia	$—	$1,428,106	*	$—	$1,428,106
Belgium	—	244,340	*	—	244,340
Denmark	—	772,113	*	—	772,113
France	—	2,203,106	*	—	2,203,106
Germany	—	2,548,793	*	—	2,548,793
Hong Kong	—	914,797	*	—	914,797
Italy	—	903,489	*	—	903,489
Japan	—	5,172,152	*	—	5,172,152
Netherlands	—	631,488	*	—	631,488
New Zealand	—	322,638	*	—	322,638
Singapore	—	279,904	*	—	279,904
Spain	—	730,882	*	—	730,882
Sweden	—	667,927	*	—	667,927
Switzerland	—	2,492,872	*	—	2,492,872
United Kingdom	—	5,995,554	*	—	5,995,554
Preferred Stocks	—	210,975	*	—	210,975
Exchange-Traded Funds	59,506	—		—	59,506
Repurchase Agreements	—	186,000		—	186,000

Total	$59,506	$25,705,136		$—	$25,764,642

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GLOBAL FUND

March 31, 2016 (unaudited)	Shares	Value
Common Stocks — 95.9%
Australia — 2.7%
BHP Billiton Ltd.	18,887	$244,054
CSL Ltd.	4,336	336,957
Suncorp Group Ltd.	22,231	202,827
Westpac Banking Corp.	15,466	359,230
		1,143,068
Belgium — 0.6%
Melexis N.V.	4,460	242,114
		242,114
Canada — 2.5%
Canadian Natural Resources Ltd.	9,269	250,718
Magna International, Inc.	4,469	192,111
Sun Life Financial, Inc.	9,228	297,712
The Bank of Nova Scotia	6,786	331,632
		1,072,173
Denmark — 1.0%
Pandora A/S	3,113	406,987
		406,987
France — 2.2%
Air Liquide S.A.	1,285	144,165
Bureau Veritas S.A.	7,682	170,797
Cap Gemini S.A.	2,380	223,254
Cie Generale des Etablissements Michelin	2,287	233,660
Veolia Environnement S.A.	6,448	155,196
		927,072
Germany — 3.6%
Daimler AG (Reg S)	2,566	196,383
Deutsche Boerse AG	2,202	187,487
Deutsche Wohnen AG	4,148	128,731
Hannover Rueck SE	2,508	291,485
HeidelbergCement AG	2,850	243,548
Siemens AG (Reg S)	4,656	492,422
		1,540,056
Hong Kong — 3.2%
China Resources Land Ltd.	62,000	158,747
CK Hutchison Holdings Ltd.	19,000	246,359
CNOOC Ltd.	358,957	419,376
Power Assets Holdings Ltd.	17,500	179,218
Tencent Holdings Ltd.	11,300	231,167
The Wharf Holdings Ltd.	22,000	120,505
		1,355,372
India — 0.5%
Yes Bank Ltd.	15,511	203,097
		203,097
Italy — 0.8%
Enel S.p.A.	25,790	114,333
Recordati S.p.A.	9,245	231,252
		345,585
Japan — 8.1%
As One Corp.	6,679	252,423
Central Japan Railway Co.	800	141,481
DCM Holdings Co. Ltd.	19,900	143,831
Dowa Holdings Co. Ltd.	31,200	173,578
Hitachi Construction Machinery Co. Ltd.	10,400	165,059
Hoya Corp.	5,900	224,263
Kao Corp.	3,100	165,298
Milbon Co. Ltd.	6,800	275,214

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GLOBAL FUND

March 31, 2016 (unaudited)	Shares	Value
Mitsubishi Corp.	16,700	$282,588
Nippon Building Fund, Inc.	41	242,714
Nippon Telegraph & Telephone Corp.	8,100	349,900
Oracle Corp. Japan	4,700	263,587
Resona Holdings, Inc.	59,496	212,135
Tokyo Gas Co. Ltd.	31,000	144,505
Toyota Motor Corp.	6,800	360,641
		3,397,217
Mexico — 2.6%
Gruma S.A.B. de C.V., Class B	38,237	606,382
Promotora y Operadora de Infraestructura S.A.B. de C.V.	36,560	484,585
		1,090,967
Netherlands — 1.5%
ING Groep N.V., CVA	26,376	315,637
Wolters Kluwer N.V.	8,394	334,564
		650,201
New Zealand — 0.5%
Fisher & Paykel Healthcare Corp. Ltd.	31,829	215,360
		215,360
Singapore — 0.7%
Singapore Exchange Ltd.	47,900	282,261
		282,261
South Korea — 1.3%
Hyundai Marine & Fire Insurance Co. Ltd.	6,735	195,628
KT Corp., ADR	24,770	332,414
		528,042
Sweden — 1.5%
Nolato AB, Class B	13,259	371,421
Skandinaviska Enskilda Banken AB, Class A	26,863	256,172
		627,593
Switzerland — 3.4%
Actelion Ltd. (Reg S)(1)	1,935	288,779
Bossard Holding AG, Class A (Reg S)(1)	1,409	148,459
Nestle S.A. (Reg S)	6,617	493,765
Roche Holding AG	1,622	398,266
U-Blox AG(1)	619	118,880
		1,448,149
Taiwan — 0.6%
Taiwan Mobile Co. Ltd.	79,000	256,479
		256,479
United Kingdom — 6.9%
British American Tobacco PLC	12,443	727,616
BT Group PLC	41,174	259,979
Croda International PLC	6,731	293,086
Direct Line Insurance Group PLC	43,311	229,730
Investec PLC	20,702	151,859
Land Securities Group PLC	9,248	145,818
Rio Tinto PLC	8,816	247,118
Severn Trent PLC	7,055	219,771
Sky PLC	15,255	224,165
Standard Chartered PLC	18,273	123,580
Unilever PLC	6,413	289,180
		2,911,902

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GLOBAL FUND

March 31, 2016 (unaudited)	Shares	Value
United States — 51.7%
3M Co.	4,765	$793,992
Aetna, Inc.	2,305	258,967
Alphabet, Inc., Class C(1)	852	634,697
Amgen, Inc.	3,758	563,437
Apple, Inc.	10,347	1,127,720
Celgene Corp.(1)	4,800	480,432
Cisco Systems, Inc.	23,875	679,721
CME Group, Inc.	3,872	371,906
Colgate-Palmolive Co.	14,479	1,022,941
Domino’s Pizza, Inc.	3,535	466,125
Dr. Pepper Snapple Group, Inc.	9,357	836,703
Eaton Corp. PLC	10,058	629,228
Eli Lilly & Co.	6,084	438,109
EOG Resources, Inc.	3,731	270,796
EQT Corp.	4,216	283,568
Exxon Mobil Corp.	11,591	968,892
Facebook, Inc., Class A(1)	6,520	743,932
Franklin Resources, Inc.	3,219	125,702
Gilead Sciences, Inc.	5,642	518,274
Johnson & Johnson	8,397	908,555
JPMorgan Chase & Co.	7,785	461,028
Marathon Oil Corp.	12,701	141,489
MasterCard, Inc., Class A	3,231	305,330
McDonald’s Corp.	7,856	987,342
MetLife, Inc.	6,100	268,034
Microsoft Corp.	20,371	1,125,090
Phillips 66	3,398	294,233
Public Service Enterprise Group, Inc.	14,890	701,915
Quaker Chemical Corp.	4,676	396,805
Ross Stores, Inc.	6,169	357,185
Simon Property Group, Inc.	3,405	707,184
Texas Instruments, Inc.	10,678	613,131
The Goldman Sachs Group, Inc.	1,557	244,418
The PNC Financial Services Group, Inc.	5,459	461,668
The Progressive Corp.	10,534	370,165
The TJX Cos., Inc.	9,261	725,599
Verizon Communications, Inc.	13,169	712,180
Walgreens Boots Alliance, Inc.	5,131	432,235
Wells Fargo & Co.	4,229	204,514
Westlake Chemical Corp.	3,587	166,078
		21,799,320
Total Common Stocks (Cost $34,822,369)		40,443,015

	Shares	Value
Preferred Stocks — 0.6%
Brazil — 0.6%
Itau Unibanco Holding S.A.	28,500	247,378
		247,378
Total Preferred Stocks (Cost $200,287)		247,378

	Shares	Value
Exchange-Traded Funds — 1.6%
iShares MSCI ACWI ETF	3,739	209,608
iShares MSCI Emerging Markets ETF	8,848	303,044
SPDR Gold Shares(1)	1,268	149,117
Total Exchange-Traded Funds (Cost $675,992)		661,769

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GLOBAL FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Repurchase Agreements — 1.3%
Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 3/31/2016, maturity value of $555,000, due 4/1/2016(2)	$555,000	$555,000
Total Repurchase Agreements (Cost $555,000)		555,000
Total Investments — 99.4% (Cost $36,253,648)		41,907,162
Other Assets, Net — 0.6%		273,318
Total Net Assets — 100.0%		$42,180,480

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	2.875%	8/15/2045	$567,675

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GLOBAL FUND

The following is a summary of the inputs used as of March 31, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks:
Australia	$—	$1,143,068	*	$—	$1,143,068
Belgium	—	242,114	*	—	242,114
Canada	1,072,173	—		—	1,072,173
Denmark	—	406,987	*	—	406,987
France	—	927,072	*	—	927,072
Germany	—	1,540,056	*	—	1,540,056
Hong Kong	—	1,355,372	*	—	1,355,372
India	—	203,097	*	—	203,097
Italy	—	345,585	*	—	345,585
Japan	—	3,397,217	*	—	3,397,217
Mexico	1,090,967	—		—	1,090,967
Netherlands	—	650,201	*	—	650,201
New Zealand	—	215,360	*	—	215,360
Singapore	—	282,261	*	—	282,261
South Korea	332,414	195,628	*	—	528,042
Sweden	—	627,593	*	—	627,593
Switzerland	—	1,448,149	*	—	1,448,149
Taiwan	—	256,479	*	—	256,479
United Kingdom	—	2,911,902	*	—	2,911,902
United States	21,799,320	—		—	21,799,320
Preferred Stocks	247,378	—		—	247,378
Exchange-Traded Funds	661,769	—		—	661,769
Repurchase Agreements	—	555,000		—	555,000

Total	$25,204,021	$16,703,141		$—	$41,907,162

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS FUND

March 31, 2016 (unaudited)	Shares	Value
Common Stocks — 97.4%
Argentina — 1.5%
Grupo Financiero Galicia S.A., ADR	44,495	$1,259,209
Pampa Energia S.A., ADR(1)	33,446	717,082
YPF S.A., ADR	49,908	892,355
		2,868,646
Brazil — 4.2%
BB Seguridade Participacoes S.A.	241,000	1,990,655
Cia Paranaense de Energia, ADR	250,437	1,983,461
JBS S.A.	436,700	1,329,903
Sao Martinho S.A.	37,800	507,659
Telefonica Brasil S.A., ADR	105,613	1,319,106
Vale S.A., ADR	298,553	1,256,908
		8,387,692
Chile — 0.9%
Banco Santander Chile, ADR	41,135	795,962
Enersis Americas S.A., ADR	71,686	996,436
		1,792,398
Czech Republic — 0.5%
Erste Group Bank AG(1)	36,736	1,031,070
		1,031,070
Egypt — 0.4%
Commercial International Bank, GDR (Reg S)	234,623	832,912
		832,912
Greece — 0.6%
Tsakos Energy Navigation Ltd.	178,760	1,104,737
		1,104,737
Hong Kong — 0.4%
Man Wah Holdings Ltd.	664,800	845,169
		845,169
Hungary — 0.8%
OTP Bank PLC	64,723	1,623,742
		1,623,742
India — 8.5%
Bharat Petroleum Corp. Ltd.	100,722	1,376,646
Dewan Housing Finance Corp. Ltd.	584,046	1,731,923
HDFC Bank Ltd., ADR	26,541	1,635,722
Infosys Ltd.	165,016	3,036,138
IRB Infrastructure Developers Ltd.	590,073	2,079,905
ITC Ltd.	209,035	1,033,321
Power Grid Corp. of India Ltd.	466,825	979,448
Tata Motors Ltd., ADR(1)	76,240	2,214,772
Welspun India Ltd.	947,200	1,415,637
Yes Bank Ltd.	100,270	1,312,909
		16,816,421
Indonesia — 4.0%
PT Adhi Karya (Persero) Tbk	3,301,600	669,096
PT Bank Negara Indonesia (Persero) Tbk	4,363,000	1,710,419
PT Bank Rakyat Indonesia (Persero) Tbk	1,424,800	1,226,105
PT Gudang Garam Tbk	336,300	1,655,461
PT Sri Rejeki Isman Tbk	42,732,300	1,040,270
PT Telekomunikasi Indonesia (Persero) Tbk	6,182,200	1,558,311
		7,859,662
Malaysia — 0.7%
AirAsia Bhd	2,958,700	1,388,005
		1,388,005

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS FUND

March 31, 2016 (unaudited)	Shares	Value
Mexico — 5.6%
Alsea S.A.B. de C.V.	234,900	$881,700
Cemex S.A.B. de C.V., ADR(1)	124,527	906,556
Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A(1)	584,600	1,235,036
Gruma S.A.B. de C.V., Class B	71,155	1,128,413
Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	10,353	918,415
Grupo Mexico S.A.B. de C.V., Series B	516,106	1,245,072
Macquarie Mexico Real Estate Management S.A. de C.V.(1)	786,500	1,062,952
Nemak S.A.B. de C.V.	1,027,900	1,477,850
OHL Mexico S.A.B. de C.V.(1)	848,600	1,343,347
Unifin Financiera S.A.B. de C.V. SOFOM ENR	345,400	967,799
		11,167,140
People’s Republic of China — 23.1%
Alibaba Group Holding Ltd., ADR(1)	37,470	2,961,254
Angang Steel Co. Ltd., H shares	1,612,000	747,972
Baidu, Inc., ADR(1)	4,565	871,367
Bank of China Ltd., H shares	6,839,000	2,839,321
China Communications Construction Co. Ltd., H shares	1,826,000	2,183,614
China Construction Bank Corp., H shares	7,319,857	4,695,302
China Maple Leaf Educational Systems Ltd.	1,640,000	1,035,572
China Merchants Bank Co. Ltd., H shares	727,000	1,529,984
China Mobile Ltd.	272,340	3,014,411
China Petroleum & Chemical Corp., H shares	2,396,000	1,559,503
China Resources Gas Group Ltd.	618,000	1,761,042
China Resources Land Ltd.	768,000	1,966,419
China Shenhua Energy Co. Ltd., H shares	185,500	292,342
Chinasoft International Ltd.(1)	2,142,000	790,617
CNOOC Ltd.	1,380,000	1,612,280
CSPC Pharmaceutical Group Ltd.	1,418,000	1,281,682
NetEase, Inc., ADR	4,739	680,426
New China Life Insurance Co. Ltd., H shares	321,800	1,137,392
New Oriental Education & Technology Group, Inc., ADR	20,770	718,434
Nine Dragons Paper Holdings Ltd.	737,000	555,519
Ping An Insurance (Group) Co. of China Ltd., H shares	594,500	2,856,716
Shenzhen International Holdings Ltd.	1,039,000	1,689,192
Tencent Holdings Ltd.	325,515	6,659,147
Xinjiang Goldwind Science & Technology Co. Ltd., H shares	772,200	1,109,601
ZTE Corp., H shares(2)(3)	649,800	1,190,186
		45,739,295
Peru — 0.7%
Credicorp Ltd.	10,566	1,384,252
		1,384,252
Philippines — 0.5%
Vista Land & Lifescapes, Inc.	9,836,100	996,017
		996,017
Poland — 0.6%
Jeronimo Martins SGPS S.A.	72,756	1,189,340
		1,189,340
Qatar — 0.2%
Al Meera Consumer Goods Co.	7,970	452,944
		452,944
Russia — 2.9%
Lukoil PJSC, ADR	64,549	2,474,937
MMC Norilsk Nickel PJSC, ADR	82,054	1,057,421
Sberbank of Russia PJSC, ADR	155,685	1,080,666
X5 Retail Group N.V., GDR (Reg S)(1)	49,593	1,051,372
		5,664,396

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS FUND

March 31, 2016 (unaudited)	Shares	Value
Singapore — 0.5%
Golden Agri-Resources Ltd.	2,926,800	$890,406
		890,406
South Africa — 6.7%
Mondi Ltd.	49,713	956,628
Naspers Ltd., N shares	29,892	4,166,937
Peregrine Holdings Ltd.	418,980	772,027
Sanlam Ltd.	287,094	1,330,099
Sasol Ltd.	22,900	679,545
Standard Bank Group Ltd.	189,829	1,698,576
Steinhoff International Holdings N.V.	305,539	2,002,015
Telkom S.A. SOC Ltd.	196,904	766,734
The Bidvest Group Ltd.	38,184	963,614
		13,336,175
South Korea — 14.7%
Celltrion, Inc.(1)	1,063	101,976
Hite Jinro Co. Ltd.	63,065	1,593,758
Hyundai Development Co.	38,196	1,535,907
Hyundai Marine & Fire Insurance Co. Ltd.	77,922	2,263,363
Kia Motors Corp.	33,558	1,417,524
Korea Electric Power Corp.	19,447	1,018,739
Korea Investment Holdings Co. Ltd.	20,739	797,741
Korea Zinc Co. Ltd.	3,033	1,278,207
LG Chem Ltd.	5,480	1,572,710
LG Corp.	20,854	1,249,343
Mando Corp.	12,768	1,747,712
NCSoft Corp.	6,609	1,466,305
Osstem Implant Co. Ltd.(1)	16,173	1,113,482
Partron Co. Ltd.	83,586	887,953
Samkee Automotive Co. Ltd.	168,397	600,026
Samsung Electronics Co. Ltd.	6,640	7,620,107
Shinhan Financial Group Co. Ltd.	27,978	984,821
SK Hynix, Inc.	37,931	933,773
SK Innovation Co. Ltd.	6,627	998,788
		29,182,235
Taiwan — 13.1%
Casetek Holdings Ltd.	169,000	918,020
China Life Insurance Co. Ltd.	2,259,000	1,738,719
Chlitina Holding Ltd.	58,000	498,753
Eva Airways Corp.(1)	1,394,000	779,279
Formosa Plastics Corp.	940,000	2,330,810
Fubon Financial Holding Co. Ltd.	1,018,000	1,296,621
Hon Hai Precision Industry Co. Ltd.	374,000	984,464
Powertech Technology, Inc.	851,000	1,928,621
Primax Electronics Ltd.	1,598,000	1,872,826
Taiwan Mobile Co. Ltd.	542,000	1,759,640
Taiwan Semiconductor Manufacturing Co. Ltd.	1,875,998	9,357,163
Tong Yang Industry Co. Ltd.	881,000	1,322,455
Uni-President Enterprises Corp.	651,000	1,143,196
		25,930,567
Thailand — 3.1%
Bangkok Bank PCL (Reg F)	215,500	1,113,182
GFPT PCL (Reg F)(4)	2,342,500	805,947
Kasikornbank PCL (Reg F)	155,600	773,840
Thai Oil PCL (Reg F)(4)	532,600	1,046,610
Thai Union Group PCL (Reg F)(4)	2,039,900	1,211,662
The Siam Cement PCL (Reg F)	93,500	1,242,740
		6,193,981
Turkey — 3.2%
Celebi Hava Servisi A.S.	90,097	1,090,483
Petkim Petrokimya Holding A.S.(1)	458,731	649,727
TAV Havalimanlari Holding A.S.	212,058	1,265,564

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS FUND

March 31, 2016 (unaudited)	Shares	Value
Tupras Turkiye Petrol Rafinerileri A.S.(1)	36,929	$1,040,130
Turkiye Garanti Bankasi A.S.	792,808	2,319,523
		6,365,427
Total Common Stocks (Cost $182,185,682)		193,042,629

	Shares	Value
Preferred Stocks — 1.6%
Brazil — 1.6%
Itau Unibanco Holding S.A.	354,831	3,079,909
		3,079,909
Total Preferred Stocks (Cost $3,827,284)		3,079,909

	Principal Amount	Value
Repurchase Agreements — 0.8%
Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 3/31/2016, maturity value of $1,681,001, due 4/1/2016(5)	$1,681,000	1,681,000
Total Repurchase Agreements (Cost $1,681,000)		1,681,000
Total Investments — 99.8% (Cost $187,693,966)		197,803,538
Other Assets, Net — 0.2%		400,470
Total Net Assets — 100.0%		$198,204,008

(1)	Non-income-producing security.
(2)	Fair valued security.
(3)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
ZTE Corp., H shares	649,800	$1,390,572	$1,190,186	4/30/2015-10/8/2015	0.60%

(4)	Foreign shares are valued based on the last trade price of the local shares.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	2.875%	8/15/2045	$1,718,794

Legend:

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS FUND

The following is a summary of the inputs used as of March 31, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks:
Argentina	$2,868,646	$—		$—	$2,868,646
Brazil	8,387,692	—		—	8,387,692
Chile	1,792,398	—		—	1,792,398
Czech Republic	—	1,031,070	*	—	1,031,070
Egypt	832,912	—		—	832,912
Greece	1,104,737	—		—	1,104,737
Hong Kong	—	845,169	*	—	845,169
Hungary	—	1,623,742	*	—	1,623,742
India	3,850,494	12,965,927	*	—	16,816,421
Indonesia	—	7,859,662	*	—	7,859,662
Malaysia	—	1,388,005	*	—	1,388,005
Mexico	11,167,140	—		—	11,167,140
People’s Republic of China
ZTE Corp., H shares	—	—		1,190,186	1,190,186
Other	5,231,481	39,317,628	*	—	44,549,109
Peru	1,384,252	—		—	1,384,252
Philippines	—	996,017	*	—	996,017
Poland	—	1,189,340	*	—	1,189,340
Qatar	—	452,944	*	—	452,944
Russia	1,810,660	3,853,736	*	—	5,664,396
Singapore	—	890,406	*	—	890,406
South Africa	—	13,336,175	*	—	13,336,175
South Korea	—	29,182,235	*	—	29,182,235
Taiwan	—	25,930,567	*	—	25,930,567
Thailand	—	6,193,981	*	—	6,193,981
Turkey	—	6,365,427	*	—	6,365,427
Preferred Stocks	3,079,909	—		—	3,079,909
Repurchase Agreements	—	1,681,000		—	1,681,000

Total	$41,510,321	$155,103,031		$1,190,186	$197,803,538

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities (unaudited)
Balance as of 12/31/2015	$—
Change in unrealized appreciation/depreciation	—
Net realized gain	—
Purchases	—
Sales	—
Transfers into/out of Level 3	1,190,186

Balance as of 3/31/2016	$1,190,186

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS FUND

Security	Fair Value at 3/31/2016	Valuation Technique	Unobservable Input	Range of Unobservable Inputs
ZTE Corp., H shares	$1,190,186	Exchange Close Price Adjusted to Fair Value	Closing price from 3/4/2016(1)	$1.83 per share

(1)	Last available exchange close price. The company requested trading in its stock be halted on 3/7/2016 pending an announcement of a significant event.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS SMALL CAP FUND

March 31, 2016 (unaudited)	Shares	Value
Common Stocks — 97.8%
Argentina — 1.4%
Grupo Financiero Galicia S.A., ADR	7,226	$204,496
Pampa Energia S.A., ADR(1)	6,807	145,942
		350,438
Brazil — 0.9%
Sao Martinho S.A.	6,500	87,296
Tupy S.A.	29,700	136,289
		223,585
Greece — 0.6%
Tsakos Energy Navigation Ltd.	25,123	155,260
		155,260
Hong Kong — 3.1%
EGL Holdings Co. Ltd.	600,000	170,862
Man Wah Holdings Ltd.	323,200	410,889
Nexteer Automotive Group Ltd.	168,000	173,763
		755,514
India — 9.4%
CESC Ltd.	46,027	330,661
Dewan Housing Finance Corp. Ltd.	108,156	320,725
Hexaware Technologies Ltd.	63,598	257,932
IRB Infrastructure Developers Ltd.	104,601	368,701
Jubilant Life Sciences Ltd.	31,382	197,016
UPL Ltd.	34,144	246,502
Welspun India Ltd.	194,850	291,213
Yes Bank Ltd.	21,309	279,014
		2,291,764
Indonesia — 4.2%
PT Adhi Karya (Persero) Tbk	832,600	168,733
PT Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk	4,698,900	342,480
PT Pakuwon Jati Tbk	3,404,500	124,125
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	1,384,200	189,818
PT Sri Rejeki Isman Tbk	8,179,700	199,126
		1,024,282
Malaysia — 2.9%
AirAsia Bhd	519,000	243,477
Evergreen Fibreboard Bhd	574,200	148,676
My EG Services Bhd	555,800	304,896
		697,049
Mexico — 5.0%
Alpek S.A.B. de C.V.	125,300	197,627
Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A(1)	80,512	170,091
Gruma S.A.B. de C.V., Class B	7,400	117,353
Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	1,422	126,146
Megacable Holdings S.A.B. de C.V.	30,600	126,990
Nemak S.A.B. de C.V.	116,100	166,921
OHL Mexico S.A.B. de C.V.(1)	105,200	166,533
Unifin Financiera S.A.B. de C.V. SOFOM ENR	56,100	157,190
		1,228,851
People’s Republic of China — 17.4%
Beijing Capital Land Ltd., H shares	524,000	218,666
Boer Power Holdings Ltd.	93,000	73,429
China BlueChemical Ltd., H shares	928,000	235,007
China Machinery Engineering Corp., H shares	239,000	167,276
China Maple Leaf Educational Systems Ltd.	554,000	349,821
China Resources Cement Holdings Ltd.	938,000	287,120
China Resources Gas Group Ltd.	80,000	227,967
Chinasoft International Ltd.(1)	528,000	194,886

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS SMALL CAP FUND

March 31, 2016 (unaudited)	Shares	Value
Lee’s Pharmaceutical Holdings Ltd.	279,000	$195,375
Pou Sheng International Holdings Ltd.(1)	1,844,000	399,424
Shenzhen International Holdings Ltd.	252,250	410,104
Shenzhou International Group Holdings Ltd.	45,000	245,429
Sino-Ocean Land Holdings Ltd.	652,000	310,659
Tarena International, Inc., ADR(1)	17,397	188,061
Tianjin Development Holdings Ltd.	290,000	147,176
Xinjiang Goldwind Science & Technology Co. Ltd., H shares	185,400	266,408
Zhuzhou CRRC Times Electric Co. Ltd.	47,000	274,081
ZTE Corp., H shares(2)(3)	38,760	70,993
		4,261,882
Philippines — 1.0%
First Gen Corp.	357,800	172,315
Vista Land & Lifescapes, Inc.	804,700	81,485
		253,800
Poland — 0.6%
Budimex S.A.	2,860	148,646
		148,646
Qatar — 0.6%
Al Meera Consumer Goods Co.	2,454	139,464
		139,464
Russia — 1.2%
Lenta Ltd., GDR (Reg S)(1)	25,884	162,829
PhosAgro OAO, GDR (Reg S)	10,053	141,747
		304,576
South Africa — 3.7%
Investec Ltd.	18,353	136,481
KAP Industrial Holdings Ltd.	420,929	183,614
Mondi Ltd.	6,690	128,736
Murray & Roberts Holdings Ltd.	171,754	146,501
Super Group Ltd.(1)	103,769	306,974
		902,306
South Korea — 16.8%
Celltrion, Inc.(1)	211	20,242
CJ CheilJedang Corp.	467	142,056
Hansol Paper Co. Ltd.	9,956	191,739
Hite Jinro Co. Ltd.	10,323	260,880
Hyundai Marine & Fire Insurance Co. Ltd.	11,646	338,276
InBody Co. Ltd.	5,721	241,596
KEPCO Plant Service & Engineering Co. Ltd.	3,996	223,959
Korea Petrochemical Ind Co. Ltd.	1,439	323,070
Korea Real Estate Investment & Trust Co. Ltd.	81,920	248,322
Mando Corp.	1,780	243,650
Meritz Fire & Marine Insurance Co. Ltd.	12,671	177,110
NCSoft Corp.	923	204,781
Osstem Implant Co. Ltd.(1)	3,488	240,143
Partron Co. Ltd.	19,255	204,550
Samkee Automotive Co. Ltd.	88,286	314,577
Silicon Works Co. Ltd.	6,197	180,516
Viatron Technologies, Inc.	13,188	305,194
Woongjin Thinkbig Co. Ltd.(1)	19,522	240,750
		4,101,411
Taiwan — 19.9%
ASPEED Technology, Inc.	33,121	352,047
China Life Insurance Co. Ltd.	308,000	237,063
Chlitina Holding Ltd.	17,000	146,186
Cub Elecparts, Inc.	27,097	330,466
Ennoconn Corp.	42,000	504,997
Eva Airways Corp.(1)	229,000	128,016

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS SMALL CAP FUND

March 31, 2016 (unaudited)	Shares	Value
Grand Pacific Petrochemical	283,000	$152,002
Hota Industrial Manufacturing Co. Ltd.	79,000	343,296
King Slide Works Co. Ltd.	24,000	276,987
King’s Town Bank Co. Ltd.	146,000	100,399
Land Mark Optoelectronics Corp.	8,000	129,887
Namchow Chemical Industrial Co. Ltd.	178,000	344,900
Powertech Technology, Inc.	166,000	376,206
Primax Electronics Ltd.	335,000	392,614
Silergy Corp.	31,000	423,227
Sinmag Equipment Corp.	38,066	137,704
Tong Yang Industry Co. Ltd.	167,000	250,681
YC INOX Co. Ltd.	339,000	252,087
		4,878,765
Thailand — 5.8%
Beauty Community PCL (Reg F)(4)	954,300	146,374
Chularat Hospital PCL (Reg F)(4)	3,293,000	250,579
Eastern Polymer Group PCL (Reg F)(4)	522,500	198,887
Pruksa Real Estate PCL (Reg F)(4)	248,100	190,053
Thai Union Group PCL (Reg F)(4)	432,100	256,659
The Bangchak Petroleum PCL (Reg F)(4)	248,000	205,966
Tisco Financial Group PCL (Reg F)	133,500	172,478
		1,420,996
Turkey — 2.6%
Celebi Hava Servisi A.S.	12,341	149,368
Is Gayrimenkul Yatirim Ortakligi A.S.	190,724	123,213
TAV Havalimanlari Holding A.S.	26,633	158,946
Turkiye Sinai Kalkinma Bankasi A.S.	360,029	210,852
		642,379
United Arab Emirates — 0.7%
NMC Health PLC	10,898	165,444
		165,444
Total Common Stocks (Cost $23,417,456)		23,946,412

	Shares	Value
Preferred Stocks — 0.6%
Brazil — 0.6%
Banco ABC Brasil S.A.	39,400	134,780
		134,780
Total Preferred Stocks (Cost $93,221)		134,780
Total Investments — 98.4% (Cost $23,510,677)		24,081,192
Other Assets, Net — 1.6%		402,959
Total Net Assets — 100.0%		$24,484,151

(1)	Non-income-producing security.
(2)	Fair valued security.
(3)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
ZTE Corp., H shares	38,760	$110,133	$70,993	4/30/2015	0.29%

(4)	Foreign shares are valued based on the last trade price of the local shares.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS SMALL CAP FUND

Legend:

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS SMALL CAP FUND

The following is a summary of the inputs used as of March 31, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks:
Argentina	$350,438	$—		$—	$350,438
Brazil	223,585	—		—	223,585
Greece	155,260	—		—	155,260
Hong Kong	—	755,514	*	—	755,514
India	—	2,291,764	*	—	2,291,764
Indonesia	—	1,024,282	*	—	1,024,282
Malaysia	—	697,049	*	—	697,049
Mexico	1,228,851	—		—	1,228,851
People’s Republic of China
ZTE Corp., H shares	—	—		70,993	70,993
Other	188,061	4,002,828	*	—	4,190,889
Philippines	—	253,800	*	—	253,800
Poland	—	148,646	*	—	148,646
Qatar	—	139,464	*	—	139,464
Russia	141,747	162,829	*	—	304,576
South Africa	—	902,306	*	—	902,306
South Korea	—	4,101,411	*	—	4,101,411
Taiwan	—	4,878,765	*	—	4,878,765
Thailand	—	1,420,996	*	—	1,420,996
Turkey	—	642,379	*	—	642,379
United Arab Emirates	165,444	—		—	165,444
Preferred Stocks	134,780	—		—	134,780

Total	$2,588,166	$21,422,033		$70,993	$24,081,192

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities (unaudited)
Balance as of 12/31/2015	$—
Change in unrealized appreciation/depreciation	—
Net realized gain	—
Purchases	—
Sales	—
Transfers into/out of Level 3	70,993

Balance as of 3/31/2016	$70,993

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS SMALL CAP FUND

Security	Fair Value at 3/31/2016	Valuation Technique	Unobservable Input	Range of Unobservable Inputs
ZTE Corp., H shares	$70,993	Exchange Close Price Adjusted to Fair Value	Closing price from 3/4/2016(1)	$1.83 per share

(1)	Last available exchange close price. The company requested trading in its stock be halted on 3/7/2016 pending an announcement of a significant event.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS CHINA FUND

March 31, 2016 (unaudited)	Shares	Value
Common Stocks — 97.7%
Hong Kong — 2.7%
EGL Holdings Co. Ltd.	590,000	$168,014
Man Wah Holdings Ltd.	224,800	285,791
Nexteer Automotive Group Ltd.	140,000	144,803
		598,608
People’s Republic of China — 92.1%
3SBio, Inc.(1)	165,000	223,625
Alibaba Group Holding Ltd., ADR(1)	17,171	1,357,024
Angang Steel Co. Ltd., H shares	156,000	72,384
ANTA Sports Products Ltd.	91,000	201,270
Baidu, Inc., ADR(1)	3,996	762,756
Bank of China Ltd., H shares	2,181,000	905,477
Boer Power Holdings Ltd.	72,000	56,848
China CITIC Bank Corp. Ltd., H shares(1)	693,000	425,667
China Communications Construction Co. Ltd., H shares	349,000	417,350
China Construction Bank Corp., H shares	1,637,000	1,050,049
China Life Insurance Co. Ltd., H shares	143,000	351,387
China Maple Leaf Educational Systems Ltd.	438,000	276,573
China Merchants Bank Co. Ltd., H shares	362,000	761,835
China Mobile Ltd.	142,500	1,577,270
China Overseas Land & Investment Ltd.	226,000	715,781
China Petroleum & Chemical Corp., H shares	1,073,200	698,522
China Resources Cement Holdings Ltd.	284,000	86,932
China Resources Gas Group Ltd.	132,000	376,145
China Resources Land Ltd.	222,000	568,418
China Shenhua Energy Co. Ltd., H shares	43,000	67,767
China Southern Airlines Co. Ltd., H shares	314,000	198,114
China Taiping Insurance Holdings Co. Ltd.(1)	136,038	299,265
Chinasoft International Ltd.(1)	398,000	146,903
CNOOC Ltd.	628,000	733,704
CSPC Pharmaceutical Group Ltd.	414,000	374,201
Haitong Securities Co. Ltd., H shares	88,800	151,582
Industrial & Commercial Bank of China Ltd., H shares	1,135,000	637,262
Jiangxi Copper Co. Ltd., H shares	81,000	97,271
Kweichow Moutai Co. Ltd., Class A	5,947	227,813
NetEase, Inc., ADR	2,881	413,654
New China Life Insurance Co. Ltd., H shares	89,000	314,568
New Oriental Education & Technology Group, Inc., ADR	7,470	258,387
Nine Dragons Paper Holdings Ltd.	186,000	140,199
PetroChina Co. Ltd., H shares	108,000	71,480
PICC Property & Casualty Co. Ltd., H shares	38,000	70,067
Ping An Insurance (Group) Co. of China Ltd., H shares	209,500	1,006,698
Pou Sheng International Holdings Ltd.(1)	1,436,000	311,048
Scud Group Ltd.(1)(2)(3)	1,650,000	206,320
Shanghai Pharmaceuticals Holding Co. Ltd., H shares	105,800	210,289
Shenzhen International Holdings Ltd.	206,500	335,725
Shenzhou International Group Holdings Ltd.	54,000	294,514
Tencent Holdings Ltd.	110,555	2,261,653
Tianjin Development Holdings Ltd.	352,000	178,641
Xinjiang Goldwind Science & Technology Co. Ltd., H shares	209,800	301,469
Zhuzhou CRRC Times Electric Co. Ltd.	58,000	338,228
ZTE Corp., H shares(2)(3)	118,320	216,717
		20,748,852
Taiwan — 2.9%
Chlitina Holding Ltd.	21,000	180,583
Hota Industrial Manufacturing Co. Ltd.	78,000	338,950
Tong Yang Industry Co. Ltd.	90,000	135,098
		654,631
Total Common Stocks (Cost $21,095,782)		22,002,091

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS CHINA FUND

March 31, 2016 (unaudited)	Shares	Value
Exchange-Traded Funds — 1.3%
iShares MSCI China ETF	6,860	$291,619
Total Exchange-Traded Funds (Cost $293,183)		291,619

	Principal Amount	Value
Repurchase Agreements — 2.0%
Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 3/31/2016, maturity value of $445,000, due 4/1/2016(4)	$445,000	445,000
Total Repurchase Agreements (Cost $445,000)		445,000
Total Investments — 101.0% (Cost $21,833,965)		22,738,710
Other Liabilities, Net — (1.0)%		(216,483)
Total Net Assets — 100.0%		$22,522,227

(1)	Non-income-producing security.
(2)	Fair valued security.
(3)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Scud Group Ltd.	1,650,000	$240,404	$206,320	7/3/2014-10/23/2014	0.92%
ZTE Corp., H shares	118,320	317,771	216,717	4/30/2015-8/28/2015	0.96%

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	2.875%	8/15/2045	$457,294

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS CHINA FUND

The following is a summary of the inputs used as of March 31, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks:
Hong Kong	$—	$598,608	*	$—	$598,608
People’s Republic of China
Scud Group Ltd.	—	—		206,320	206,320
ZTE Corp., H shares	—	—		216,717	216,717
Other	2,791,821	17,533,994	*	—	20,325,815
Taiwan	—	654,631	*	—	654,631
Exchange-Traded Funds	291,619	—		—	291,619
Repurchase Agreements	—	445,000		—	445,000

Total	$3,083,440	$19,232,233		$423,037	$22,738,710

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities (unaudited)
Balance as of 12/31/2015	$218,017
Change in unrealized appreciation/depreciation	(11,697)
Net realized gain	—
Purchases	—
Sales	—
Transfers into/out of Level 3	216,717

Balance as of 3/31/2016	$423,037

Security	Fair Value at 3/31/2016	Valuation Technique	Unobservable Input	Range of Unobservable Inputs
Scud Group Ltd.	$206,320	Public Market Comparisons	Closing price from 3/25/2015(1)	$0.13 per share
ZTE Corp., H shares	$216,717	Exchange Close Price Adjusted to Fair Value	Closing price from 3/4/2016(2)	$1.83 per share

(1)	Last available exchange close price. The company requested trading in its stock be halted on 3/26/2015 pending an announcement of a significant event.
(2)	Last available exchange close price. The company requested trading in its stock be halted on 3/7/2016 pending an announcement of a significant event.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities — 17.6%
FHLMC
5.50% due 6/1/2038	$95,184	$106,064
7.00% due 9/1/2038	24,695	29,946
1534 Z 5.00% due 6/15/2023	86,805	92,661
FNMA
2.483% due 8/1/2046(1)	71,220	71,350
2.535% due 12/1/2036(1)(2)	97,636	102,379
3.50% due 11/1/2042 - 4/13/2046	8,306,095	8,708,763
4.00% due 4/13/2046	1,400,000	1,495,812
4.50% due 12/1/2038 - 3/1/2044	479,014	521,540
4.50% due 6/1/2040(2)	720,002	785,855
5.00% due 12/1/2034 - 11/1/2036	28,816	31,850
5.50% due 4/1/2022 - 1/1/2038(2)	317,531	354,789
6.00% due 8/1/2021	48,727	52,582
7.00% due 8/1/2023 - 6/1/2032	43,463	51,957
7.50% due 12/1/2029 - 2/1/2031	55,424	64,779
8.00% due 6/1/2030 - 9/1/2030	30,990	36,769
GNMA
6.00% due 12/15/2033	35,649	41,198
Total Agency Mortgage-Backed Securities (Cost $12,401,896)		12,548,294

	Principal Amount	Value
Asset-Backed Securities — 1.5%
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.102% due 4/25/2033(1)	168,236	170,671
DB Master Finance LLC 2015-1A A2I 3.262% due 2/20/2045(3)	188,100	185,194
Domino’s Pizza Master Issuer LLC 2012-1A A2 5.216% due 1/25/2042(2)(3)	661,471	676,918
Total Asset-Backed Securities (Cost $1,028,180)		1,032,783

	Principal Amount	Value
Senior Secured Loans — 4.0%
Building Materials — 0.3%
Generac Power Systems, Inc. Term Loan B 3.50% due 5/31/2020(1)	238,500	236,413
		236,413
Environmental — 0.7%
Granite Acquisition, Inc. Term Loan B 5.00% due 12/19/2021(1)	472,940	446,929
Term Loan C 5.00% due 12/19/2021(1)	21,073	19,914
		466,843
Gaming — 1.0%
MGM Resorts International Term Loan B 3.50% due 12/20/2019(1)	729,271	727,185
		727,185

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Pharmaceuticals — 1.3%
Amgen, Inc. Term Loan 1.631% due 9/18/2018(1)	$296,000	$294,890
RPI Finance Trust Term Loan B4 3.50% due 11/9/2020(1)	615,765	616,996
		911,886
Retailers — 0.7%
BJ’s Wholesale Club, Inc. New 1st Lien Term Loan 4.50% due 9/26/2019(1)	492,868	479,107
		479,107
Total Senior Secured Loans (Cost $2,858,972)		2,821,434

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 12.0%
Banc of America Commercial Mortgage Trust 2008-1 A4 6.219% due 2/10/2051(1)(2)	800,727	842,349
Bear Stearns Commercial Mortgage Securities Trust 2007-PW16 AM 5.721% due 6/11/2040(1)	115,000	118,417
Citigroup Commercial Mortgage Trust 2006-C5 A4 5.431% due 10/15/2049	388,627	391,179
2013-375P B 3.518% due 5/10/2035(1)(2)(3)	900,000	913,186
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM 5.648% due 10/15/2048(2)	650,000	654,278
Crown Castle Towers LLC Sr. Sec. Nt. 6.113% due 1/15/2040(3)	500,000	551,668
Fairway Outdoor Funding LLC 2012-1A A2 4.212% due 10/15/2042(2)(3)	1,355,422	1,373,096
GMAC Commercial Mortgage Securities, Inc. 2006-C1 AM 5.29% due 11/10/2045(1)(2)	232,020	231,786
JPMorgan Chase Commercial Mortgage Securities Trust 2006-LDP7 AM 6.147% due 4/17/2045(1)(2)	960,000	961,319
2007-LD12 AM 6.007% due 2/15/2051(1)	600,000	625,838
Morgan Stanley Capital I Trust 2007-IQ16 A4 5.809% due 12/12/2049(2)	219,142	228,355
Queens Center Mortgage Trust 2013-QCA A 3.275% due 1/11/2037(2)(3)	500,000	518,274
SBA Tower Trust 2.24% due 4/15/2043(2)(3)	500,000	496,413
Wachovia Bank Commercial Mortgage Trust 2007-C33 AM 5.946% due 2/15/2051(1)	650,000	672,073
Total Commercial Mortgage-Backed Securities (Cost $8,831,263)		8,578,231

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Corporate Bonds — 53.4%
Aerospace & Defense — 0.3%
Northrop Grumman Space & Mission Systems Corp. 7.75% due 6/1/2029(2)	$150,000	$203,828
		203,828
Automotive — 3.4%
BorgWarner, Inc. Sr. Nt. 4.625% due 9/15/2020(2)	500,000	541,986
Ford Motor Credit Co. LLC Sr. Nt. 3.984% due 6/15/2016	500,000	503,170
General Motors Financial Co., Inc. 2.625% due 7/10/2017(2)	1,000,000	1,006,086
RCI Banque S.A. Sr. Nt. 4.60% due 4/12/2016(3)	350,000	350,300
		2,401,542
Banking — 12.4%
Ally Financial, Inc. 2.75% due 1/30/2017	500,000	497,500
Banco Bilbao Vizcaya Argentaria S.A. Sr. Nt. 3.00% due 10/20/2020	500,000	505,132
Bank of America Corp. Sub. Nt. 4.25% due 10/22/2026	500,000	507,454
Citigroup, Inc. Sr. Nt. 4.50% due 1/14/2022(2)	400,000	437,905
Cooperatieve Rabobank U.A. 3.95% due 11/9/2022(2)	400,000	409,747
Credit Suisse/New York NY Sr. Nt. 5.30% due 8/13/2019	350,000	384,101
Discover Bank/Greenwood DE Sub. Nt. 7.00% due 4/15/2020	400,000	454,839
Fifth Third Bank Sr. Nt. 2.30% due 3/15/2019	500,000	504,513
Huntington Bancshares, Inc. Sub. Nt. 7.00% due 12/15/2020(2)	400,000	464,463
Intesa Sanpaolo S.p.A. Sr. Nt. 3.875% due 1/16/2018(2)	600,000	614,008
JPMorgan Chase & Co. Sub. Nt. 3.375% due 5/1/2023(2)	300,000	301,242
Lloyds Bank PLC 5.80% due 1/13/2020(2)(3)	350,000	394,778
Morgan Stanley Sr. Nt. 3.75% due 2/25/2023(2)	300,000	312,590
Regions Bank/Birmingham AL Sub. Nt. 7.50% due 5/15/2018(2)	500,000	550,982
Royal Bank of Scotland Group PLC Sub. Nt. 6.125% due 12/15/2022(2)	400,000	424,306

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Standard Chartered PLC Sub. Nt. 3.95% due 1/11/2023(2)(3)	$600,000	$576,103
The Goldman Sachs Group, Inc. Sub. Nt. 5.625% due 1/15/2017(2)	680,000	701,530
The Huntington National Bank Sr. Nt. 1.35% due 8/2/2016(2)	300,000	300,301
2.00% due 6/30/2018(2)	500,000	500,648
		8,842,142
Building Materials — 0.7%
Owens Corning 4.20% due 12/15/2022(2)	500,000	506,714
		506,714
Cable Satellite — 1.3%
Comcast Corp. 6.45% due 3/15/2037(2)	250,000	331,415
Time Warner Cable, Inc. 5.85% due 5/1/2017(2)	550,000	573,338
		904,753
Chemicals — 2.9%
Cabot Corp. Sr. Nt. 3.70% due 7/15/2022(2)	500,000	497,179
Ecolab, Inc. Sr. Nt. 2.00% due 1/14/2019	500,000	504,446
5.50% due 12/8/2041(2)	200,000	229,562
FMC Corp. Sr. Nt. 5.20% due 12/15/2019	100,000	107,082
LyondellBasell Industries N.V. Sr. Nt. 5.00% due 4/15/2019(2)	700,000	747,846
		2,086,115
Electric — 2.3%
NextEra Energy Capital Holdings, Inc. 1.586% due 6/1/2017(2)	500,000	500,414
Ohio Power Co. Sr. Nt. Series K 6.00% due 6/1/2016	500,000	503,694
PPL Electric Utilities Corp. 6.25% due 5/15/2039(2)	220,000	287,351
Virginia Electric and Power Co. Sr. Nt. 8.875% due 11/15/2038(2)	200,000	320,984
		1,612,443
Energy - Integrated — 0.5%
Suncor Energy, Inc. Sr. Nt. 6.50% due 6/15/2038(2)	300,000	322,732
		322,732
Finance Companies — 1.9%
AerCap Ireland Capital Ltd. 3.75% due 5/15/2019	400,000	398,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

March 31, 2016 (unaudited)	Principal Amount	Value
International Lease Finance Corp. Sr. Nt. 4.625% due 4/15/2021	$950,000	$973,750
		1,371,750
Food And Beverage — 2.7%
Anheuser-Busch InBev Finance, Inc. 1.90% due 2/1/2019	500,000	507,140
Anheuser-Busch InBev Worldwide, Inc. 3.75% due 7/15/2042(2)	625,000	593,787
Kraft Heinz Foods Co. 2.00% due 7/2/2018(2)(3)	500,000	504,627
Mead Johnson Nutrition Co. Sr. Nt. 4.90% due 11/1/2019(2)	300,000	328,694
		1,934,248
Government Related — 1.3%
Dolphin Energy Ltd. Sr. Sec. Nt. 5.888% due 6/15/2019(3)	357,900	381,307
Petroleos Mexicanos 5.75% due 3/1/2018(2)	500,000	526,250
		907,557
Health Insurance — 0.2%
UnitedHealth Group, Inc. Sr. Nt. 6.50% due 6/15/2037(2)	125,000	168,504
		168,504
Healthcare — 1.5%
Amsurg Corp. 5.625% due 11/30/2020	500,000	516,250
Bio-Rad Laboratories, Inc. Sr. Nt. 4.875% due 12/15/2020(2)	200,000	218,579
Fresenius Medical Care U.S. Finance, Inc. 6.875% due 7/15/2017	300,000	316,500
		1,051,329
Home Construction — 1.1%
Toll Brothers Finance Corp. 5.875% due 2/15/2022(2)	750,000	800,625
		800,625
Independent Energy — 2.6%
Anadarko Petroleum Corp. Sr. Nt. 5.95% due 9/15/2016(2)	1,000,000	1,017,362
ConocoPhillips 5.75% due 2/1/2019	500,000	542,447
Whiting Petroleum Corp. 6.50% due 10/1/2018(2)	400,000	272,000
		1,831,809
Insurance - Life — 1.6%
MetLife, Inc. Jr. Sub. Nt. 6.40% due 12/15/2066(2)	125,000	129,125
Prudential Financial, Inc. Sr. Nt. 7.375% due 6/15/2019(2)	300,000	348,142
Symetra Financial Corp. Sr. Nt. 6.125% due 4/1/2016(2)(3)	300,000	300,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Teachers Insurance & Annuity Association of America Sub. Nt. 6.85% due 12/16/2039(2)(3)	$300,000	$386,167
		1,163,434
Insurance: Property - Casualty — 0.8%
Berkshire Hathaway Finance Corp. 5.75% due 1/15/2040(2)	225,000	282,272
ZFS Finance U.S.A. Trust II Jr. Sub. Nt. 6.45% due 12/15/2065(1)(2)(3)	300,000	299,400
		581,672
Media - Entertainment — 2.0%
Time Warner Cos., Inc. 7.57% due 2/1/2024(2)	350,000	440,330
Viacom, Inc. Sr. Nt. 6.25% due 4/30/2016	1,000,000	1,003,807
		1,444,137
Metals And Mining — 1.8%
Allegheny Technologies, Inc. Sr. Nt. 9.375% due 6/1/2019	400,000	380,000
Freeport-McMoRan, Inc. 3.55% due 3/1/2022	450,000	313,875
Vale Overseas Ltd. 6.25% due 1/23/2017	600,000	611,820
		1,305,695
Midstream — 2.3%
Energy Transfer Partners LP Sr. Nt. 5.15% due 2/1/2043(2)	275,000	212,079
Enterprise Products Operating LLC Series A 8.375% due 8/1/2066(1)	400,000	316,000
Kinder Morgan Energy Partners LP 5.00% due 10/1/2021(2)	400,000	408,118
Williams Partners LP Sr. Nt. 5.25% due 3/15/2020(2)	750,000	718,724
		1,654,921
Oil Field Services — 1.6%
Nabors Industries, Inc. 4.625% due 9/15/2021(2)	750,000	636,377
Weatherford International Ltd. 5.125% due 9/15/2020(2)	350,000	299,250
6.50% due 8/1/2036	250,000	182,500
		1,118,127
Packaging — 0.7%
Silgan Holdings, Inc. Sr. Nt. 5.00% due 4/1/2020(2)	500,000	510,000
		510,000
Paper — 1.1%
Georgia-Pacific LLC 5.40% due 11/1/2020(2)(3)	670,000	748,467
		748,467

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Railroads — 0.3%
CSX Corp. Sr. Nt. 4.75% due 5/30/2042(2)	$175,000	$183,846
		183,846
Real Estate Investment Trusts — 0.7%
DDR Corp. Sr. Nt. 4.75% due 4/15/2018	500,000	519,814
		519,814
Restaurants — 0.7%
McDonald’s Corp. Sr. Nt. 2.10% due 12/7/2018	500,000	510,140
		510,140
Wireless — 2.1%
America Movil S.A.B. de C.V. 5.00% due 10/16/2019(2)	700,000	768,331
Sprint Communications, Inc. Sr. Nt. 6.00% due 12/1/2016	648,000	643,950
Vodafone Group PLC Sr. Nt. 6.15% due 2/27/2037(2)	100,000	112,570
		1,524,851
Wirelines — 2.6%
AT&T, Inc. Sr. Nt. 2.30% due 3/11/2019	500,000	510,500
6.30% due 1/15/2038(2)	300,000	344,292
Deutsche Telekom International Finance B.V. 8.75% due 6/15/2030(2)	250,000	374,804
Orange S.A. Sr. Nt. 9.00% due 3/1/2031	115,000	174,499
Verizon Communications, Inc. Sr. Nt. 4.522% due 9/15/2048(2)	453,000	453,771
		1,857,866
Total Corporate Bonds (Cost $37,435,604)		38,069,061

	Principal Amount	Value
Municipal Bonds — 1.4%
Chicago Illinois Metropolitan Wtr. Reclamation Dist. Greater Chicago G.O. Build America Bonds Taxable Direct Payment 5.72% due 12/1/2038(2)	400,000	490,784
San Diego Cnty. California Wtr. Auth. Fing. Agcy. Wtr. Rev. Build America Bonds Ser. B 6.138% due 5/1/2049(2)	400,000	537,304
Total Municipal Bonds (Cost $829,885)		1,028,088

	Principal Amount	Value
Non-Agency Mortgage-Backed Securities — 8.4%
Banc of America Alternative Loan Trust 2004-1 2A1 6.00% due 2/25/2034	450,981	468,537

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Banc of America Funding Trust 2004-2 1CB1 5.75% due 9/20/2034	$641,162	$663,314
Countrywide Alternative Loan Trust 2006-19CB A15 6.00% due 8/25/2036	213,379	191,694
Countrywide Home Loans Mortgage Pass-Through Trust 2002-19 1A1 6.25% due 11/25/2032	105,481	108,954
2004-5 2A9 5.25% due 5/25/2034	296,301	296,774
Deutsche Alt-A Securities Mortgage Loan Trust 2007-AR3 2A2B 0.673% due 6/25/2037(1)	540,504	448,348
Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN1 M2 2.633% due 2/25/2024(1)	500,000	499,201
GSR Mortgage Loan Trust 2004-10F 6A1 5.00% due 9/25/2034	32,105	32,993
JPMorgan Mortgage Trust 2004-S2 1A3 4.75% due 11/25/2019	129,684	131,867
2005-A3 11A2 2.825% due 6/25/2035(1)	478,106	482,275
Master Asset Securitization Trust 2003-10 3A7 5.50% due 11/25/2033	141,137	140,664
2003-5 2A1 5.00% due 6/25/2018	48,494	49,568
2003-7 4A33 5.25% due 9/25/2033(2)	393,743	392,637
Prime Mortgage Trust 2003-3 A9 5.50% due 1/25/2034	365,606	363,383
2004-2 A3 5.25% due 11/25/2019	40,932	41,290
Residential Asset Mortgage Products Trust 2005-SL1 A4 6.00% due 5/25/2032	8,494	8,410
Residential Funding Mortgage Securities I Trust 2005-S3 A1 4.75% due 3/25/2020	153,073	154,857
Structured Adjustable Rate Mortgage Loan Trust 2004-5 3A1 2.584% due 5/25/2034(1)(2)	545,379	542,891
Structured Asset Securities Corp. 2004-20 7A1 5.25% due 11/25/2034	361,166	363,961
2004-21XS 2A6A 4.74% due 12/25/2034(1)	8,568	8,704
Wells Fargo Mortgage Backed Securities Trust 2004-6 A4 5.50% due 6/25/2034	82,457	83,884
2004-Y 3A1 2.799% due 11/25/2034(1)	253,257	253,265
2005-2 2A1 4.75% due 4/25/2020(2)	72,150	73,517
2007-13 A7 6.00% due 9/25/2037	167,310	168,291
Total Non-Agency Mortgage-Backed Securities (Cost $5,993,953)		5,969,279

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

March 31, 2016 (unaudited)	Principal Amount	Value
U.S. Government Securities — 13.2%
U.S. Treasury Bonds 3.00% due 11/15/2044 - 11/15/2045	$3,380,000	$3,647,917
U.S. Treasury Notes 1.75% due 9/30/2022	1,000,000	1,015,352
2.00% due 8/15/2025	500,000	509,610
2.50% due 5/15/2024	4,000,000	4,253,752
Total U.S. Government Securities (Cost $9,177,281)		9,426,631

	Principal Amount	Value
Repurchase Agreements — 1.8%
Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 3/31/2016, maturity value of $1,245,001, due 4/1/2016(4)	1,245,000	1,245,000
Total Repurchase Agreements (Cost $1,245,000)		1,245,000
Total Investments — 113.3% (Cost $79,802,034)		80,718,801
Other Liabilities, Net — (13.3)%		(9,452,196)
Total Net Assets — 100.0%		$71,266,605

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2016.
(2)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2016, the aggregate market value of these securities amounted to $8,655,898, representing 12.1% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.75%	3/31/2022	$1,270,313

At March 31, 2016, the Fund had entered into the following open option contracts:

Number of Contracts	Written Put Options	Expiration Date	Premiums Received	Current Value	Unrealized
40	U.S. Bond, strike @ $157	April 2016	$20,505	$(3,125)	$17,380
25	U.S. Bond, strike @ $159	May 2016	19,066	(16,016)	3,050

Total					$20,430

Transactions in options written for the three months ended March 31, 2016:

	Contracts	Premium
Options outstanding, December 31, 2015	—	$—
Written options	75	54,067
Options terminated in closing transactions	(10)	(14,496)
Options exercised	—	—
Options expired	—	—

Options outstanding, March 31, 2016	65	$39,571

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

The following is a summary of the inputs used as of March 31, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$12,548,294	$—	$12,548,294
Asset-Backed Securities	—	1,032,783	—	1,032,783
Senior Secured Loans	—	2,821,434	—	2,821,434
Commercial Mortgage-Backed Securities	—	8,578,231	—	8,578,231
Corporate Bonds	—	38,069,061	—	38,069,061
Municipal Bonds	—	1,028,088	—	1,028,088
Non-Agency Mortgage-Backed Securities	—	5,969,279	—	5,969,279
U.S. Government Securities	—	9,426,631	—	9,426,631
Repurchase Agreements	—	1,245,000	—	1,245,000
Other Financial Instruments:
Written Put Options	(19,141)	—	—	(19,141)

Total	$(19,141)	$80,718,801	$—	$80,699,660

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities — 4.1%
FHLMC
1534 Z 5.00% due 6/15/2023(1)	$36,282	$38,730
5.00% due 8/1/2040(1)	6,600,022	7,287,527
20 H 5.50% due 10/25/2023(1)	19,079	20,690
7.00% due 9/1/2038(1)	11,854	14,374
FNMA
2.483% due 8/1/2046(1)(2)	24,940	24,986
5.00% due 2/1/2041 - 10/1/2041(1)	24,434,318	27,107,452
Total Agency Mortgage-Backed Securities (Cost $34,700,135)		34,493,759

	Principal Amount	Value
Asset-Backed Securities — 17.3%
Ally Auto Receivables Trust 2014-2 B 2.10% due 3/16/2020	2,240,000	2,248,609
Ally Master Owner Trust 2012-5 A 1.54% due 9/15/2019	6,500,000	6,498,421
American Express Credit Account Master Trust 2013-3 A 0.98% due 5/15/2019	8,000,000	8,005,577
2014-1 B 0.936% due 12/15/2021(2)	6,400,000	6,339,041
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.102% due 4/25/2033(2)	38,261	38,815
Avis Budget Rental Car Funding AESOP LLC 2013-1A A 1.92% due 9/20/2019(1)(3)	10,500,000	10,405,707
2014-1A A 2.46% due 7/20/2020(1)(3)	2,000,000	2,000,036
Bank of America Credit Card Trust 2007-A4 A4 0.476% due 11/15/2019(2)	7,000,000	6,974,414
Capital One Multi-Asset Execution Trust 2007-A5 A5 0.476% due 7/15/2020(2)	7,900,000	7,868,603
CarMax Auto Owner Trust 2015-2 A3 1.37% due 3/16/2020	7,040,000	7,043,536
Chase Issuance Trust 2007-A12 A12 0.486% due 8/15/2019(2)	5,000,000	4,982,027
2007-A2 A2 0.486% due 4/15/2019(2)	4,000,000	3,993,309
2007-C1 C1 0.896% due 4/15/2019(2)	2,000,000	1,991,719
Citibank Credit Card Issuance Trust 2014-A2 A2 1.02% due 2/22/2019(1)	7,690,000	7,692,052
CNH Equipment Trust 2014-B A4 1.61% due 5/17/2021(1)	4,500,000	4,504,841
DB Master Finance LLC 2015-1A A2I 3.262% due 2/20/2045(1)(3)	1,692,900	1,666,745
Discover Card Execution Note Trust 2015-A1 A1 0.886% due 8/17/2020(2)	7,084,000	7,080,478

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Domino’s Pizza Master Issuer LLC 2012-1A A2 5.216% due 1/25/2042(1)(3)	$2,502,863	$2,561,311
First Investors Auto Owner Trust 2015-2A A1 1.59% due 12/16/2019(3)	2,777,765	2,772,236
Ford Credit Auto Lease Trust 2014-B A3 0.89% due 9/15/2017(1)	3,797,623	3,796,790
2015-B A2A 1.04% due 5/15/2018	4,000,000	3,996,253
Golden Credit Card Trust 2015-3A A 0.856% due 7/15/2019(2)(3)	4,900,000	4,888,948
Hyundai Auto Lease Securitization Trust 2014-B A4 1.26% due 9/17/2018(1)(3)	6,850,000	6,852,194
Kubota Credit Owner Trust 2014-1A A3 1.16% due 5/15/2018(1)(3)	5,288,840	5,282,513
Mercedes Benz Auto Lease Trust 2015-B A2A 1.00% due 1/16/2018	4,500,000	4,494,090
2016-A A3 1.52% due 3/15/2019	2,900,000	2,903,439
Residential Asset Mortgage Products Trust 2002-RS4 AI5 6.163% due 8/25/2032(2)	25,408	24,081
Synchrony Credit Card Master Note Trust 2012-6 A 1.36% due 8/17/2020(1)	6,805,000	6,799,687
2016-1 A 2.04% due 3/15/2022	3,850,000	3,882,193
Toyota Auto Receivables Owner Trust 2014-C A3 0.93% due 7/16/2018	4,300,000	4,298,854
2016-A A3 1.25% due 3/16/2020	5,400,000	5,402,195
Total Asset-Backed Securities (Cost $147,368,862)		147,288,714

	Principal Amount	Value
Senior Secured Loans — 4.9%
Building Materials — 1.0%
ABC Supply Co., Inc. Term Loan 3.50% due 4/16/2020(2)	3,304,375	3,299,418
Generac Power Systems, Inc. Term Loan B 3.50% due 5/31/2020(2)	1,810,247	1,794,407
Quikrete Holdings, Inc. 1st Lien Term Loan 4.00% due 9/28/2020(2)	3,261,442	3,253,289
		8,347,114
Consumer Products — 0.8%
Bombardier Recreational Products, Inc. New Term Loan B 3.75% due 1/30/2019(2)	6,794,286	6,714,996
		6,714,996

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Gaming — 1.5%
MGM Resorts International Term Loan B 3.50% due 12/20/2019(2)	$6,903,769	$6,884,024
Scientific Games International, Inc. 2014 Term Loan B1 6.00% due 10/18/2020(2)	5,865,000	5,670,751
		12,554,775
Leisure — 1.1%
Kasima LLC New Term Loan B 3.25% due 5/17/2021(2)	4,561,764	4,512,361
WMG Acquisition Corp. New Term Loan 3.75% due 7/1/2020(2)	5,118,750	5,039,819
		9,552,180
Media-Entertainment — 0.2%
Tribune Media Co. Term Loan 3.75% due 12/27/2020(2)	2,190,437	2,180,405
		2,180,405
Pharmaceuticals — 0.3%
Amgen, Inc. Term Loan 1.631% due 9/18/2018(2)	2,459,412	2,450,189
		2,450,189
Total Senior Secured Loans (Cost $42,230,515)		41,799,659

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 17.0%
American Tower Trust I 13 1A 1.551% due 3/15/2043(1)(3)	7,000,000	6,994,834
Banc of America Commercial Mortgage Trust 2007-3 AM 5.543% due 6/10/2049(1)(2)	4,050,000	4,167,391
2008-1 A4 6.219% due 2/10/2051(1)(2)	7,343,816	7,725,544
Bear Stearns Commercial Mortgage Securities Trust 2006-T24 AM 5.568% due 10/12/2041(1)(2)	9,300,000	9,409,181
2007-PW16 AM 5.721% due 6/11/2040(2)	600,000	617,827
Citigroup Commercial Mortgage Trust 2006-C5 A4 5.431% due 10/15/2049(1)	4,290,103	4,318,276
2014-388G B 1.487% due 6/15/2033(1)(2)(3)	4,775,000	4,647,526
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 AM 5.395% due 1/15/2046(1)(2)	685,053	684,226
Commercial Mortgage Trust 2014-CR15 A2 2.928% due 2/10/2047	3,800,000	3,917,585
2014-CR19 A2 2.965% due 8/10/2047	5,873,765	6,069,569
2014-CR20 A2 2.801% due 11/10/2047	5,276,000	5,430,037

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Credit Suisse Commercial Mortgage Trust 2006-C4 AM 5.509% due 9/15/2039	$5,000,000	$5,042,505
2006-C5 AM 5.343% due 12/15/2039	6,300,000	6,375,642
GS Mortgage Securities Trust 2012-GCJ9 A2 1.762% due 11/10/2045	3,860,000	3,866,870
2013-GC16 A2 3.033% due 11/10/2046	1,900,000	1,954,802
Hilton U.S.A. Trust 2013-HLT AFX 2.662% due 11/5/2030(1)(3)	8,000,000	8,010,526
JPMBB Commercial Mortgage Securities Trust 2013-C15 A2 2.977% due 11/15/2045	3,101,139	3,187,383
JPMorgan Chase Commercial Mortgage Securities Trust 2006-LDP7 AM 6.147% due 4/17/2045(1)(2)	6,400,000	6,408,792
2007-CB18 A4 5.44% due 6/12/2047(1)	10,897,573	11,088,637
2007-LD12 AM 6.007% due 2/15/2051(1)(2)	4,000,000	4,172,253
2013-C16 A2 3.07% due 12/15/2046	1,516,839	1,561,875
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A2 1.689% due 12/15/2048(1)	1,652,917	1,654,553
Morgan Stanley Capital I Trust 2007-IQ16 A4 5.809% due 12/12/2049(1)	3,371,416	3,513,153
SBA Tower Trust 2.24% due 4/15/2043(1)(3)	13,000,000	12,906,742
2.933% due 12/15/2042(1)(3)	5,000,000	4,977,755
Wachovia Bank Commercial Mortgage Trust 2004-C11 A5 5.171% due 1/15/2041(1)(2)	451,242	450,387
2006-C28 AM 5.603% due 10/15/2048(2)	5,250,000	5,316,664
2007-C31 AM 5.591% due 4/15/2047(1)(2)	4,300,000	4,408,244
2007-C33 AM 5.946% due 2/15/2051(1)(2)	5,250,000	5,428,279
Total Commercial Mortgage-Backed Securities (Cost $150,311,011)		144,307,058

	Principal Amount	Value
Corporate Bonds — 38.1%
Aerospace & Defense — 0.5%
Harris Corp. Sr. Nt. 1.999% due 4/27/2018(1)	3,000,000	2,994,561
L-3 Communications Corp. 3.95% due 11/15/2016	1,500,000	1,519,554
		4,514,115
Automotive — 0.8%
Ford Motor Credit Co. LLC Sr. Nt. 1.70% due 5/9/2016(1)	2,600,000	2,601,745
General Motors Financial Co., Inc. 3.25% due 5/15/2018(1)	4,000,000	4,066,572
		6,668,317

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Banking — 8.0%
Ally Financial, Inc. 2.75% due 1/30/2017(1)	$2,900,000	$2,885,500
Bank of America Corp. Sr. Nt. 1.70% due 8/25/2017(1)	6,500,000	6,508,749
Barclays Bank PLC Sub. Nt. 6.05% due 12/4/2017(1)(3)	4,500,000	4,744,022
Capital One N.A. Sr. Nt. 1.50% due 3/22/2018(1)	4,000,000	3,938,688
Citigroup, Inc. Sr. Nt. 1.75% due 5/1/2018	5,000,000	4,986,310
Credit Agricole S.A. Sr. Nt. 1.625% due 4/15/2016(1)(3)	4,500,000	4,501,260
Deutsche Bank AG Sr. Nt. 1.875% due 2/13/2018(1)	6,500,000	6,458,627
Lloyds Bank PLC 1.75% due 3/16/2018(1)	3,500,000	3,495,884
Morgan Stanley Sr. Nt. 2.45% due 2/1/2019	4,000,000	4,059,164
Regions Bank/Birmingham AL Sub. Nt. 7.50% due 5/15/2018(1)	4,500,000	4,958,843
Royal Bank of Scotland Group PLC Sr. Nt. 1.875% due 3/31/2017(1)	7,750,000	7,734,655
The Goldman Sachs Group, Inc. Sr. Nt. 2.90% due 7/19/2018	5,000,000	5,116,755
The Huntington National Bank Sr. Nt. 1.30% due 11/20/2016(1)	4,000,000	4,000,168
UBS AG/Stamford CT Sr. Nt. 1.80% due 3/26/2018(1)	3,500,000	3,511,830
Wells Fargo Bank N.A. Sub. Nt. 5.75% due 5/16/2016(1)	800,000	804,250
		67,704,705
Brokerage — 0.8%
Nomura Holdings, Inc. Sr. Nt. 2.00% due 9/13/2016(1)	7,000,000	7,020,937
		7,020,937
Building Materials — 0.6%
Martin Marietta Materials, Inc. Sr. Nt. 6.60% due 4/15/2018(1)	4,500,000	4,806,887
		4,806,887
Cable Satellite — 0.8%
Time Warner Cable, Inc. 5.85% due 5/1/2017(1)	6,500,000	6,775,821
		6,775,821

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Construction Machinery — 0.3%
CNH Industrial Capital LLC 3.25% due 2/1/2017	$2,500,000	$2,493,750
		2,493,750
Consumer Cyclical Services — 0.5%
The ADT Corp. Sr. Nt. 2.25% due 7/15/2017(1)	4,500,000	4,556,250
		4,556,250
Consumer Products — 0.8%
Newell Rubbermaid, Inc. Sr. Nt. 2.60% due 3/29/2019	6,500,000	6,594,523
		6,594,523
Diversified Manufacturing — 0.4%
Pentair Finance S.A. 1.875% due 9/15/2017(1)	3,750,000	3,739,421
		3,739,421
Electric — 2.8%
DPL, Inc. Sr. Nt. 6.50% due 10/15/2016	138,000	140,760
Exelon Corp. Sr. Nt. 1.55% due 6/9/2017	4,750,000	4,742,433
FirstEnergy Corp. Sr. Nt. Series A 2.75% due 3/15/2018(1)	2,400,000	2,422,860
GenOn Energy, Inc. Sr. Nt. 7.875% due 6/15/2017(1)	4,000,000	3,000,000
NextEra Energy Capital Holdings, Inc. 1.586% due 6/1/2017(1)	4,000,000	4,003,308
Southern Power Co. Sr. Nt. 1.85% due 12/1/2017	3,750,000	3,777,503
The Dayton Power & Light Co. 1.875% due 9/15/2016(1)	5,800,000	5,823,768
		23,910,632
Finance Companies — 1.5%
AerCap Ireland Capital Ltd. 2.75% due 5/15/2017	4,640,000	4,616,800
Air Lease Corp. Sr. Nt. 2.125% due 1/15/2018(1)	3,500,000	3,465,000
CIT Group, Inc. Sr. Nt. 4.25% due 8/15/2017(1)	4,750,000	4,833,647
		12,915,447
Financial - Other — 0.3%
Icahn Enterprises LP 3.50% due 3/15/2017(1)	2,700,000	2,686,500
		2,686,500
Food And Beverage — 1.4%
Anheuser-Busch InBev Finance, Inc. 1.90% due 2/1/2019	5,000,000	5,071,400
Kraft Heinz Foods Co. 1.60% due 6/30/2017(3)	6,500,000	6,520,917
		11,592,317

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Government Related — 2.6%
Abu Dhabi National Energy Co. PJSC Sr. Nt. 2.50% due 1/12/2018(1)(3)	$4,500,000	$4,511,043
CNOOC Nexen Finance 2014 ULC 1.625% due 4/30/2017(1)	8,500,000	8,482,541
Petrobras Global Finance B.V. 2.00% due 5/20/2016(1)	1,000,000	996,300
3.25% due 3/17/2017(1)	4,250,000	4,170,312
Petroleos Mexicanos 5.50% due 2/4/2019(3)	4,000,000	4,190,000
		22,350,196
Healthcare — 1.2%
Becton Dickinson and Co. Sr. Nt. 1.80% due 12/15/2017(1)	4,000,000	4,016,816
Laboratory Corp. of America Holdings Sr. Nt. 2.50% due 11/1/2018(1)	3,500,000	3,529,715
St. Jude Medical, Inc. Sr. Nt. 2.00% due 9/15/2018	3,000,000	3,032,844
		10,579,375
Home Construction — 0.5%
DR Horton, Inc. 3.625% due 2/15/2018(1)	4,500,000	4,612,500
		4,612,500
Independent Energy — 0.5%
Southwestern Energy Co. Sr. Nt. 3.30% due 1/23/2018(1)	5,000,000	4,000,000
		4,000,000
Industrial - Other — 1.2%
AECOM Global II LLC 3.85% due 4/1/2017(1)	4,500,000	4,482,770
Hutchison Whampoa International 14 Ltd. 1.625% due 10/31/2017(1)(3)	5,500,000	5,497,789
		9,980,559
Insurance: Property - Casualty — 1.0%
Assurant, Inc. Sr. Nt. 2.50% due 3/15/2018	4,500,000	4,505,774
XLIT Ltd. 2.30% due 12/15/2018(1)	4,000,000	4,012,984
		8,518,758
Integrated Energy — 0.6%
BP Capital Markets PLC 1.375% due 5/10/2018	5,000,000	4,970,550
		4,970,550
Media - Entertainment — 1.1%
McGraw Hill Financial, Inc. 2.50% due 8/15/2018	3,570,000	3,617,552
The Interpublic Group of Cos., Inc. Sr. Nt. 2.25% due 11/15/2017(1)	5,500,000	5,500,550
		9,118,102

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Metals And Mining — 0.5%
Vale Overseas Ltd. 6.25% due 1/23/2017	$3,800,000	$3,874,860
		3,874,860
Midstream — 1.1%
Buckeye Partners LP Sr. Nt. 2.65% due 11/15/2018(1)	3,400,000	3,375,772
Columbia Pipeline Group, Inc. 2.45% due 6/1/2018(3)	1,500,000	1,484,934
Kinder Morgan, Inc. 2.00% due 12/1/2017(1)	4,500,000	4,451,782
		9,312,488
Oil Field Services — 1.4%
Nabors Industries, Inc. 2.35% due 9/15/2016(1)	3,400,000	3,386,747
Transocean, Inc. 3.00% due 10/15/2017(1)	5,000,000	4,750,000
Weatherford International LLC 6.35% due 6/15/2017(1)	4,000,000	3,960,000
		12,096,747
Pharmaceuticals — 1.9%
Actavis Funding SCS 2.35% due 3/12/2018(1)	6,500,000	6,576,778
Celgene Corp. Sr. Nt. 2.125% due 8/15/2018	3,800,000	3,843,035
Mallinckrodt International Finance S.A. 3.50% due 4/15/2018	3,500,000	3,360,000
Mylan, Inc. 1.35% due 11/29/2016(1)	2,250,000	2,234,486
		16,014,299
Real Estate Investment Trusts — 0.7%
Realty Income Corp. Sr. Nt. 5.375% due 9/15/2017(1)	4,000,000	4,194,076
Select Income REIT Sr. Nt. 2.85% due 2/1/2018(1)	2,000,000	2,001,408
		6,195,484
Refining — 0.3%
Marathon Petroleum Corp. Sr. Nt. 2.70% due 12/14/2018	3,000,000	2,996,478
		2,996,478
Restaurants — 0.2%
McDonald’s Corp. Sr. Nt. 2.10% due 12/7/2018	1,750,000	1,785,490
		1,785,490
Retailers — 0.3%
CVS Health Corp. Sr. Nt. 1.20% due 12/5/2016(1)	2,500,000	2,504,720
		2,504,720
Technology — 1.7%
Fidelity National Information Services, Inc. 1.45% due 6/5/2017	4,000,000	3,969,240

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Hewlett Packard Enterprise Co. Sr. Nt. 2.45% due 10/5/2017(3)	$4,500,000	$4,529,380
KLA-Tencor Corp. Sr. Nt. 2.375% due 11/1/2017(1)	4,000,000	4,018,856
NXP B.V. 3.50% due 9/15/2016(3)	2,031,000	2,036,078
		14,553,554
Tobacco — 0.6%
Reynolds American, Inc. 2.30% due 6/12/2018	5,000,000	5,099,840
		5,099,840
Wireless — 0.7%
American Tower Corp. Sr. Nt. 4.50% due 1/15/2018(1)	5,602,000	5,837,273
		5,837,273
Wirelines — 0.5%
Verizon Communications, Inc. Sr. Nt. 2.50% due 9/15/2016(1)	3,977,000	4,007,627
		4,007,627
Total Corporate Bonds (Cost $325,906,106)		324,388,522

	Principal Amount	Value
Non-Agency Mortgage-Backed Securities — 11.6%
Banc of America Funding Trust 2004-2 1CB1 5.75% due 9/20/2034(1)	1,170,448	1,210,886
2005-D A1 2.826% due 5/25/2035(1)(2)	2,722,499	2,771,104
Banc of America Mortgage Securities Trust 2003-J 2A2 3.032% due 11/25/2033(1)(2)	1,167,745	1,158,991
Bear Stearns ALT-A Trust 2003-3 2A 2.782% due 10/25/2033(1)(2)	3,845,216	3,813,166
2004-4 A1 1.033% due 6/25/2034(1)(2)	2,745,040	2,595,591
2004-7 2A1 2.649% due 8/25/2034(1)(2)	2,265,116	2,260,791
Chase Mortgage Finance Trust 2007-A1 2A1 2.653% due 2/25/2037(1)(2)	1,646,001	1,637,067
CS First Boston Mortgage Securities Corp. 2003-11 1A31 5.50% due 6/25/2033(1)	520,194	535,541
2003-23 2A8 4.50% due 10/25/2018(1)	167,425	167,133
2003-8 2A1 5.00% due 4/25/2018(1)	65,023	66,049
2004-5 5A1 5.00% due 8/25/2019	348,384	351,822
2004-AR5 3A1 2.95% due 6/25/2034(1)(2)	4,627,340	4,405,046
2004-AR5 6A1 2.582% due 6/25/2034(1)(2)	6,705,759	6,651,089
2004-AR7 4A1

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

March 31, 2016 (unaudited)	Principal Amount	Value
2.604% due 11/25/2034(1)(2)	$4,065,743	$4,086,936
Fannie Mae Connecticut Avenue Securities 2015-C01 1M1 1.933% due 2/25/2025(2)	3,484,019	3,487,624
Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN4 M2 2.833% due 10/25/2024(2)	3,189,654	3,218,435
GSR Mortgage Loan Trust 2004-15F 5A1 5.50% due 1/25/2020(1)	567,557	576,262
Impac CMB Trust 2004-7 1A1 1.173% due 11/25/2034(1)(2)	4,433,403	4,123,550
JPMorgan Mortgage Trust 2004-S1 1A7 5.00% due 9/25/2034(1)	416,628	426,844
2004-S2 1A3 4.75% due 11/25/2019(1)	234,765	238,715
2005-A1 3A1 2.782% due 2/25/2035(1)(2)	1,548,833	1,561,938
2005-A1 6T1 2.768% due 2/25/2035(1)(2)	505,904	501,014
2006-A2 5A1 2.68% due 11/25/2033(1)(2)	1,966,305	1,970,435
Master Adjustable Rate Mortgages Trust 2004-13 2A1 2.787% due 4/21/2034(1)(2)	2,198,652	2,194,384
2004-13 3A7 2.812% due 11/21/2034(1)(2)	4,247,530	4,308,776
Master Asset Securitization Trust 2003-2 2A10 4.50% due 3/25/2018(1)	202,854	202,100
2003-5 2A1 5.00% due 6/25/2018	112,222	114,709
Merrill Lynch Mortgage Investors Trust 2005-A2 A2 2.644% due 2/25/2035(1)(2)	6,835,763	6,805,422
Morgan Stanley Mortgage Loan Trust 2004-1 1A9 4.50% due 11/25/2018(1)	186,661	188,169
2004-7AR 2A1 2.702% due 9/25/2034(1)(2)	5,112,867	4,983,486
2005-6AR 1A1 0.713% due 11/25/2035(1)(2)	1,573,591	1,506,246
MortgageIT Trust 2004-1 A1 1.213% due 11/25/2034(1)(2)	2,755,593	2,601,808
Prime Mortgage Trust 2003-3 A9 5.50% due 1/25/2034(1)	762,093	757,460
2004-2 A2 4.75% due 11/25/2019(1)	226,994	227,256
2004-2 A3 5.25% due 11/25/2019(1)	143,657	144,912
Residential Asset Mortgage Products Trust 2005-SL1 A4 6.00% due 5/25/2032	1,409	1,395
Residential Asset Securitization Trust
2003-A2 A1 4.25% due 5/25/2033(1)	992,382	978,259
Residential Funding Mortgage Securities I Trust 2005-S3 A1 4.75% due 3/25/2020	557,316	563,813

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Structured Adjustable Rate Mortgage Loan Trust 2004-6 4A1 2.547% due 6/25/2034(1)(2)	$4,524,816	$4,480,191
Structured Asset Mortgage Investments II Trust 2004-AR7 A1A 1.132% due 4/19/2035(1)(2)	1,618,068	1,491,435
Structured Asset Securities Corp. 2003-29 2A1 5.25% due 9/25/2023(1)	1,144,906	1,154,167
2004-21XS 2A6A 4.74% due 12/25/2034(1)(2)	44,431	45,137
2004-3 3A1 5.50% due 3/25/2019(1)	438,354	444,857
Wells Fargo Mortgage Backed Securities Trust 2003-J 2A1 2.635% due 10/25/2033(1)(2)	391,896	391,884
2003-N 2A1 2.668% due 12/25/2033(1)(2)	804,537	783,798
2004-M A7 2.747% due 8/25/2034(1)(2)	3,074,285	3,075,802
2004-O A1 2.743% due 8/25/2034(1)(2)	1,478,019	1,462,419
2004-Z 2A2 2.851% due 12/25/2034(1)(2)	1,583,744	1,570,803
2005-2 2A1 4.75% due 4/25/2020(1)	106,102	108,114
2005-AR10 2A6 2.794% due 6/25/2035(1)(2)	3,639,641	3,636,674
2005-AR12 2A5 2.841% due 6/25/2035(1)(2)	2,928,439	2,971,582
2005-AR12 2A6 2.841% due 6/25/2035(1)(2)	3,263,240	3,286,719
Total Non-Agency Mortgage-Backed Securities (Cost $99,244,629)		98,297,806

	Principal Amount	Value
U.S. Agencies — 0.0%
FHLMC 2.00% due 8/25/2016(1)	400,000	402,371
Total U.S. Agencies (Cost $401,312)		402,371

	Principal Amount	Value
U.S. Government Securities — 4.5%
U.S. Treasury Notes 0.50% due 11/30/2016(1)	125,000	124,995
0.625% due 6/30/2017	5,500,000	5,496,348
0.75% due 2/28/2018	15,000,000	15,003,510
0.875% due 7/15/2017	17,500,000	17,542,385
Total U.S. Government Securities (Cost $38,142,155)		38,167,238

	Principal Amount	Value
Repurchase Agreements — 3.8%
Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 3/31/2016, maturity value of $31,959,027, due 4/1/2016(4)	31,959,000	31,959,000
Total Repurchase Agreements (Cost $31,959,000)		31,959,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

March 31, 2016 (unaudited)	Value
Total Investments — 101.3% (Cost $870,263,725)	$861,104,127
Other Liabilities, Net — (1.3)%	(10,738,687)
Total Net Assets — 100.0%	$850,365,440

(1)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2016.
(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2016, the aggregate market value of these securities amounted to $111,982,496, representing 13.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.75%	4/30/2022	$32,602,413

The table below presents futures contracts as of March 31, 2016:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation
Purchased Futures Contracts
2 YR U.S. Treasury Note	Goldman Sachs & Co.	1,144	6/30/2016	$250,250	$246,532
5 YR U.S. Treasury Note	Goldman Sachs & Co.	68	6/30/2016	8,239	4,029

Total					$250,561

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation (Depreciation)
Sold Futures Contracts
10 YR U.S. Treasury Note	Goldman Sachs & Co.	42	6/21/2016	$5,476	$(1,637)
U.S. Long Bond	Goldman Sachs & Co.	13	6/21/2016	2,138	2,146

Total					$509

The table below presents credit default swap contracts as of March 31, 2016:

Referenced Obligation	Counterparty	Currency	Notional Amount (000)	Fund Receives Fixed Rate	Expiration Date	Value	Unamortized Upfront Premiums Received	Unrealized Depreciation
Protection Bought
CDX North America High Yield Series 25 Index	Goldman Sachs & Co.	USD	$30,000	5.00%	12/20/2020	$(858,183)	$(558,105)	$(300,078)

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

The following is a summary of the inputs used as of March 31, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$34,493,759	$—	$34,493,759
Asset-Backed Securities	—	147,288,714	—	147,288,714
Senior Secured Loans	—	41,799,659	—	41,799,659
Commercial Mortgage-Backed Securities	—	144,307,058	—	144,307,058
Corporate Bonds	—	324,388,522	—	324,388,522
Non-Agency Mortgage-Backed Securities	—	98,297,806	—	98,297,806
U.S. Agencies	—	402,371	—	402,371
U.S. Government Securities	—	38,167,238	—	38,167,238
Repurchase Agreements	—	31,959,000	—	31,959,000
Other Financial Instruments:
Financial Futures Contracts	251,070	—	—	251,070
Credit Default Swaps	—	(858,183)	—	(858,183)

Total	$251,070	$860,245,944	$—	$860,497,014

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Senior Secured Loans — 22.3%
Automotive — 1.2%
Navistar International Corp. Term Loan B 6.50% due 8/7/2020(1)	$998,897	$908,997
		908,997
Cable Satellite — 1.6%
Grande Communications Holdings Term Loan B 4.50% due 5/31/2020(1)	1,175,851	1,154,779
		1,154,779
Food And Beverage — 1.3%
Hostess Brands LLC 2nd Lien Term Loan 8.50% due 8/3/2023(1)	1,000,000	955,000
		955,000
Gaming — 1.2%
Caesars Entertainment Resort Properties LLC Term Loan B 7.00% due 10/11/2020(1)	1,000,000	921,000
		921,000
Health Care — 3.5%
Connolly Corp. 2nd Lien Term Loan 8.00% due 5/14/2022(1)	1,500,000	1,410,000
Phillips-Medisize Corp. 2nd Lien Term Loan 8.25% due 6/16/2022(1)	1,350,000	1,172,813
		2,582,813
Independent Energy — 0.8%
Chief Exploration & Development LLC 2nd Lien Term Loan 7.50% due 5/16/2021(1)	1,000,000	584,170
		584,170
Industrial - Other — 1.6%
Gates Global, Inc. Term Loan B 4.25% due 7/6/2021(1)	1,213,514	1,142,985
		1,142,985
Insurance: Property - Casualty — 2.4%
Hub International Ltd. Term Loan B 4.00% due 10/2/2020(1)	800,000	778,000
USI, Inc. Term Loan B 4.25% due 12/27/2019(1)	971,128	954,939
		1,732,939
Media - Entertainment — 3.0%
Deluxe Entertainment Services Group, Inc. Term Loan 2014 6.50% due 2/28/2020(1)	938,540	888,093
William Morris Endeavor Entertainment LLC 2nd Lien Term Loan 8.25% due 5/6/2022(1)	1,350,000	1,282,500
		2,170,593

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Oil Field Services — 0.5%
Caelus Energy Alaska O3 LLC 2nd Lien Term Loan 8.75% due 4/15/2020(1)	$800,000	$340,000
		340,000
Restaurants — 1.4%
B.C. Unlimited Liability Co. Term Loan B2 3.75% due 12/10/2021(1)	1,030,121	1,028,689
		1,028,689
Retailers — 2.9%
Petco Animal Supplies, Inc. 2016 Term Loan B2 5.62% due 1/26/2023(1)	800,000	798,800
The Neiman Marcus Group, Inc. 2020 Term Loan 4.25% due 10/25/2020(1)	1,477,387	1,350,701
		2,149,501
Technology — 0.9%
Avaya, Inc. Term Loan B7 6.25% due 5/29/2020(1)	976,586	649,781
		649,781
Total Senior Secured Loans (Cost $18,159,677)		16,321,247

	Principal Amount	Value
Corporate Bonds — 73.0%
Aerospace & Defense — 1.3%
StandardAero Aviation Holdings, Inc. 10.00% due 7/15/2023(2)	1,000,000	955,000
		955,000
Building Materials — 3.8%
Builders FirstSource, Inc. 10.75% due 8/15/2023(2)	1,000,000	1,007,500
NCI Building Systems, Inc. 8.25% due 1/15/2023(2)	1,000,000	1,052,500
RSI Home Products, Inc. Sec. Nt. 6.50% due 3/15/2023(2)	650,000	677,625
		2,737,625
Cable Satellite — 4.4%
Cequel Communications Holdings I LLC Sr. Nt. 5.125% due 12/15/2021(2)	1,000,000	932,500
DigitalGlobe, Inc. 5.25% due 2/1/2021(2)	800,000	728,000
Intelsat Luxembourg S.A. 8.125% due 6/1/2023	1,650,000	492,938
Neptune Finco Corp. Sr. Nt. 6.625% due 10/15/2025(2)	1,000,000	1,081,150
		3,234,588
Construction Machinery — 2.0%
Ahern Rentals, Inc. Sec. Nt. 7.375% due 5/15/2023(2)	1,000,000	690,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

March 31, 2016 (unaudited)	Principal Amount	Value
United Rentals North America, Inc. 6.125% due 6/15/2023	$730,000	$753,725
		1,443,725
Consumer Products — 3.2%
Alphabet Holding Co., Inc. Sr. Nt. 7.75% due 11/1/2017(3)	330,000	332,475
Central Garden & Pet Co. 6.125% due 11/15/2023	1,000,000	1,040,000
Kronos Acquisition Holdings, Inc. Sr. Nt. 9.00% due 8/15/2023(2)	670,000	616,400
Revlon Consumer Products Corp. 5.75% due 2/15/2021	330,000	339,075
		2,327,950
Diversified Manufacturing — 1.2%
Manitowoc Foodservice, Inc. Sr. Nt. 9.50% due 2/15/2024(2)	800,000	872,000
		872,000
Electric — 3.3%
Calpine Corp. Sr. Sec. Nt. 5.875% due 1/15/2024(2)	800,000	840,000
DPL, Inc. Sr. Nt. 7.25% due 10/15/2021	800,000	831,504
GenOn Energy, Inc. Sr. Nt. 9.50% due 10/15/2018	1,000,000	730,000
		2,401,504
Food And Beverage — 5.2%
Cott Beverages, Inc. 6.75% due 1/1/2020	1,000,000	1,050,000
Dean Foods Co. 6.50% due 3/15/2023(2)	1,000,000	1,028,750
FAGE Dairy Industry S.A. 9.875% due 2/1/2020(2)	1,000,000	1,037,500
Pinnacle Foods Finance LLC 5.875% due 1/15/2024(2)	670,000	701,289
		3,817,539
Gaming — 3.1%
Boyd Gaming Corp. 6.375% due 4/1/2026(2)	330,000	342,375
Golden Nugget Escrow, Inc. Sr. Nt. 8.50% due 12/1/2021(2)(4)	1,200,000	1,206,000
Scientific Games International, Inc. 6.625% due 5/15/2021	1,200,000	729,000
		2,277,375
Government Related — 1.3%
CITGO Petroleum Corp. Sr. Sec. Nt. 6.25% due 8/15/2022(2)	1,000,000	965,000
		965,000
Healthcare — 7.5%
ConvaTec Finance International S.A. 8.25% due 1/15/2019(2)(3)	330,000	326,906

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Crimson Merger Sub, Inc. Sr. Nt. 6.625% due 5/15/2022(2)	$1,000,000	$746,250
HCA, Inc. Sr. Sec. Nt. 5.25% due 6/15/2026	670,000	686,750
Kindred Healthcare, Inc. 8.00% due 1/15/2020	1,000,000	992,500
Surgery Center Holdings, Inc. Sr. Nt. 8.875% due 4/15/2021(2)	800,000	800,000
Tenet Healthcare Corp. Sr. Nt. 8.125% due 4/1/2022	1,000,000	1,028,750
Universal Hospital Services, Inc. Sec. Nt. 7.625% due 8/15/2020	1,000,000	925,000
		5,506,156
Home Construction — 2.8%
WCI Communities, Inc. 6.875% due 8/15/2021	1,000,000	992,500
Woodside Homes Co. LLC 6.75% due 12/15/2021(2)(4)	1,200,000	1,068,000
		2,060,500
Independent Energy — 3.9%
Canadian Natural Resources Ltd. Sr. Nt. 6.45% due 6/30/2033	1,000,000	925,319
Clayton Williams Energy, Inc. 7.75% due 4/1/2019	1,000,000	500,000
Continental Resources, Inc. 4.90% due 6/1/2044	1,000,000	745,000
Whiting Petroleum Corp. 6.25% due 4/1/2023	1,000,000	672,500
		2,842,819
Media - Entertainment — 5.0%
AMC Networks, Inc. 4.75% due 12/15/2022	500,000	501,250
5.00% due 4/1/2024	460,000	461,725
Sinclair Television Group, Inc. 5.625% due 8/1/2024(2)	650,000	653,250
Tribune Media Co. 5.875% due 7/15/2022(2)	1,000,000	976,980
Univision Communications, Inc. Sr. Sec. Nt. 6.75% due 9/15/2022(2)	1,000,000	1,060,000
		3,653,205
Packaging — 2.8%
Berry Plastics Corp. Sec. Nt. 6.00% due 10/15/2022(2)	1,000,000	1,048,125
Reynolds Group Issuer, Inc. 8.50% due 5/15/2018	1,000,000	1,000,000
		2,048,125
Paper — 0.7%
Millar Western Forest Products Ltd. Sr. Nt. 8.50% due 4/1/2021	1,200,000	504,000
		504,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Pharmaceuticals — 1.0%
JLL/Delta Dutch Pledgeco B.V. Sr. Nt. 8.75% due 5/1/2020(2)(3)	$750,000	$731,250
		731,250
Refining — 1.5%
Calumet Specialty Products Partners LP 7.625% due 1/15/2022(4)	1,550,000	1,096,625
		1,096,625
Retailers — 6.8%
Argos Merger Sub, Inc. Sr. Nt. 7.125% due 3/15/2023(2)	1,000,000	1,063,000
Asbury Automotive Group, Inc. 6.00% due 12/15/2024(2)	1,000,000	1,010,000
Party City Holdings, Inc. 6.125% due 8/15/2023(2)	800,000	818,000
Penske Automotive Group, Inc. 5.75% due 10/1/2022	1,000,000	1,020,000
Sally Holdings LLC 5.625% due 12/1/2025	1,000,000	1,065,000
		4,976,000
Supermarkets — 1.3%
Tops Holding LLC Sr. Sec. Nt. 8.00% due 6/15/2022(2)	1,000,000	925,000
		925,000
Technology — 2.3%
First Data Corp. 7.00% due 12/1/2023(2)	1,000,000	1,010,000
Western Digital Corp. Sr. Nt. 10.50% due 4/1/2024(2)	670,000	671,675
		1,681,675
Transportation Services — 1.1%
Avis Budget Car Rental LLC 6.375% due 4/1/2024(2)	800,000	800,920
		800,920
Wireless — 2.2%
Sprint Corp. 7.125% due 6/15/2024	1,250,000	928,125
T-Mobile USA, Inc. 6.00% due 4/15/2024	670,000	678,375
		1,606,500
Wirelines — 5.3%
CenturyLink, Inc. Sr. Nt. 7.50% due 4/1/2024	670,000	671,675
EarthLink Holdings Corp. Sr. Sec. Nt. 7.375% due 6/1/2020	500,000	517,500
8.875% due 5/15/2019	745,000	763,625
Frontier Communications Corp. Sr. Nt. 10.50% due 9/15/2022(2)	1,000,000	1,025,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Windstream Services LLC 6.375% due 8/1/2023	$1,250,000	$915,625
		3,893,425
Total Corporate Bonds (Cost $56,827,313)		53,358,506

	Shares	Value
Common Stocks — 2.0%
Communications — 0.9%
Gray Television, Inc.(5)	26,500	310,580
Media General, Inc.(5)	22,000	358,820
		669,400
Consumer Cyclical Services — 0.7%
Wynn Resorts Ltd.	5,600	523,208
		523,208
Health Care — 0.4%
Acadia Healthcare Co., Inc.(5)	5,700	314,127
		314,127
Total Common Stocks (Cost $1,405,822)		1,506,735

	Principal Amount	Value
Repurchase Agreements — 3.1%
Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 3/31/2016, maturity value of $2,267,002, due 4/1/2016(6)	$2,267,000	2,267,000
Total Repurchase Agreements (Cost $2,267,000)		2,267,000
Total Investments — 100.4% (Cost $78,659,812)		73,453,488
Other Liabilities, Net — (0.4)%		(325,729)
Total Net Assets — 100.0%		$73,127,759

(1)	Variable rate security. The rate shown is the rate in effect at March 31, 2016.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2016, the aggregate market value of these securities amounted to $29,467,945, representing 40.3% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Payment-in-kind security, for which interest payments may be made in additional principal ranging from 0% to 100% of the full stated interest rate. As of March 31, 2016, interest payments had been made in cash.
(4)	Securities are segregated to cover anticipated or existing derivative positions.
(5)	Non-income producing security.
(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLMC	1.30%	7/27/2018	$2,315,775

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

The following is a summary of the inputs used as of March 31, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Senior Secured Loans	$—	$16,321,247	$—	$16,321,247
Corporate Bonds	—	53,358,506	—	53,358,506
Common Stocks	1,506,735	—	—	1,506,735
Repurchase Agreements	—	2,267,000	—	2,267,000

Total	$1,506,735	$71,946,753	$—	$73,453,488

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Municipal Bonds — 99.0%
Alaska — 0.8%
Alaska St. Hsg. Fin. Corp. Ref. 5.00% due 12/1/2026	$1,250,000	$1,534,113
		1,534,113
Arizona — 1.4%
Phoenix AZ Indl. Dev. Auth. Lease Rev. Eastern Kentucky Univ. Proj. 4.00% due 10/1/2047	2,500,000	2,519,200
		2,519,200
California — 11.4%
California Golden St. Tobacco Securitization Corp. Asset Bkd. Ref-Ser. A 5.00% due 6/1/2040	3,000,000	3,487,560
California St. G.O. Var. Purp. 6.00% due 3/1/2033 - 11/1/2035	5,000,000	5,826,230
6.50% due 4/1/2033	2,000,000	2,319,260
California St. Pub. Wrks. Brd. Lease Rev. Dept. Dev. Svcs. Porterville Ser. C 6.50% due 4/1/2029	1,500,000	1,737,525
Dept. Gen. Svcs. Bldgs. 8 & 9 Ser. A 6.125% due 4/1/2028	1,000,000	1,139,420
Trustees Calif. St. Univ. Ser. D 6.125% due 4/1/2028	1,245,000	1,423,309
Var. Cap. Projs. Sub. Ser. I-1 6.125% due 11/1/2029	1,875,000	2,185,481
San Diego Cnty. CA Regl. Arpt. Auth. Rev. AMT-Senior-Ser. B 5.00% due 7/1/2038	1,200,000	1,345,944
San Francisco City & Cnty. Arpt. Commn. Intl. Rev. Ref-AMT-Second-Ser. C 5.00% due 5/1/2025	1,500,000	1,729,305
		21,194,034
Colorado — 1.5%
Colorado St. Edl. & Cultural Facs. Auth. Rev. Chrt. Sch.-Ben Franklin Academy Proj. 4.00% due 7/1/2046(1)	1,585,000	1,586,141
Eagle Bend CO Metropolitan Dist. No. 2 Ref. 5.00% due 12/1/2037(1)	1,000,000	1,171,680
		2,757,821
Connecticut — 4.1%
Connecticut St. Hlth. & Edl. Facs. Auth. Rev. Trinity Hlth Corp. 5.00% due 12/1/2041	3,185,000	3,720,749
Connecticut St. Spl. Tax Oblig. Rev. Transn. Infrastructure Ser. A 5.00% due 11/1/2027	1,500,000	1,649,160
Hartford CT Stadium Auth. Lease Rev. Ser. A 5.00% due 2/1/2036	2,000,000	2,235,580
		7,605,489
District Of Columbia — 0.9%
Metropolitan Washington DC Arpt. Auth. Sys. Rev. AMT-Ser. C 5.00% due 10/1/2028	1,500,000	1,705,230
		1,705,230

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Florida — 6.6%
Brevard Cnty. FLA Health Facs. Auth. Health Care Facs. Rev. Health First Inc. Proj. 7.00% due 4/1/2019(2)	$1,500,000	$1,769,235
Florida St. G.O. Dept. Trans. Right of Way 5.375% due 7/1/2027	1,500,000	1,600,035
Miami-Dade Cnty. FLA Aviation Rev. Ser. A 6.00% due 10/1/2027	1,500,000	1,752,015
Miami-Dade Cnty. FLA Public Facs. Rev. Ref-Jackson Hlth. Sys. Ser. A 5.00% due 6/1/2033	2,000,000	2,263,320
Orange County FLA Hlth. Facs. Auth. Rev. Presbyterian Retirement Communities 5.00% due 8/1/2040	3,000,000	3,253,230
Palm Beach Cnty. FLA Wtr. & Swr. Rev. FPL Reclaimed Wtr. Proj. 5.25% due 10/1/2033	1,500,000	1,709,730
		12,347,565
Georgia — 1.9%
Carrollton GA Payroll Dev. Auth. Rev. Ref- UWG Athletic Complex LLC Proj. AGM Insured 5.00% due 6/15/2037	1,500,000	1,710,960
Gwinnett Cnty. GA Sch. Dist. G.O. 5.00% due 2/1/2018 (2)	1,760,000	1,893,778
		3,604,738
Illinois — 8.1%
Chicago IL Transitional Auth. Sales Tax Receipts Rev. AGM Insured 5.00% due 12/1/2044	2,450,000	2,739,737
Chicago IL Wastewtr. Transmission Rev. Ref-Second Lien-Ser. C 5.00% due 1/1/2034	1,000,000	1,094,690
Illinois St. G.O. 5.00% due 3/1/2017 - 5/1/2039	3,000,000	3,133,790
5.50% due 7/1/2027	2,000,000	2,238,800
Ref. 5.00% due 1/1/2019(3)	3,350,000	3,611,802
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev. Ref. Ser. A-1 5.25% due 1/1/2030	2,000,000	2,254,540
		15,073,359
Indiana — 1.2%
Indiana Fin. Auth. Health Sys. Rev. Sisters of St. Francis Health 5.00% due 11/1/2025	2,000,000	2,264,960
		2,264,960
Kansas — 0.9%
Kansas St. Dev. Fin. Auth. Hosp. Rev. Adventist Health 5.50% due 11/15/2029	1,500,000	1,714,095
		1,714,095
Louisiana — 1.4%
Louisiana Loc. Govt. Environmental Facs. & Cmnty. Dev. Auth. Rev. Jefferson Parish Ser. A 5.25% due 4/1/2019(2)	1,525,000	1,720,200

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Louisiana St. Pub. Facs. Auth. Rev. Ochsner Clinic Foundation Proj. Ser. A 5.375% due 5/15/2043	$870,000	$899,937
		2,620,137
Maryland — 0.9%
Anne Arundel Cnty. MD G.O. Cons. Gen. Impt. 5.00% due 4/1/2028	1,500,000	1,753,020
		1,753,020
Massachusetts — 4.5%
Massachusetts Bay Transn. Auth. Rev. Assignment-Ser. A 5.25% due 7/1/2018(2)	435,000	477,456
5.25% due 7/1/2034	1,065,000	1,161,223
Massachusetts St. College Bldg. Auth. Rev. Ser. B 5.00% due 5/1/2030	1,500,000	1,737,525
Massachusetts St. Dept. Transn. Met Hwy. Sys. Rev. Ser. B 5.00% due 1/1/2027	2,000,000	2,253,540
Massachusetts St. Health & Ed. Facs. Auth. Rev. Harvard Univ. Ser. A 5.50% due 11/15/2036	1,500,000	1,681,800
Univ. of Massachusetts Bldg. Auth. Proj. Rev. Senior-Ser. 1 5.00% due 11/1/2039	1,000,000	1,172,430
		8,483,974
Michigan — 1.6%
Michigan St. Hsg. Dev. Auth. Rental Hsg. Rev. Ser. B 5.00% due 10/1/2018(3)	1,820,000	1,917,406
Wayne Cnty. MI Arpt. Auth. Rev. Ser. D 5.00% due 12/1/2040	1,000,000	1,134,230
		3,051,636
Minnesota — 0.0%
Minnesota St. G.O. 5.00% due 8/1/2017(2)	30,000	31,691
		31,691
Mississippi — 0.6%
Mississippi St. Dev. Bank Spl. Oblig. Rev. Ref-Muni Energy Agcy. of St. Pwr. Supply-Ser. A AGM Insured 4.00% due 3/1/2041	1,000,000	1,028,010
		1,028,010
Missouri — 1.5%
Metropolitan St. Louis MO Swr. Dist. Wastewtr. Sys. Rev. Ser. A 5.75% due 5/1/2017(2)	1,500,000	1,581,930
Missouri St. Environmental Impt. & Energy Res. Auth. Wtr. Poll. Rev. St. Revolving Fds. Progs. Ser. A 5.75% due 1/1/2029	130,000	146,866
Missouri St. Hlth. & Edl. Facs. Auth. Rev. Medical Research-Lutheran Svcs. Ser. A 5.00% due 2/1/2046	1,000,000	1,101,000
		2,829,796

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Nevada — 1.2%
Clark Cnty. NV Wtr. Reclamation Dist. G.O. Ser. A 5.25% due 7/1/2038	$2,000,000	$2,244,980
		2,244,980
New Jersey — 7.1%
Essex Cnty. NJ Impt. Auth. Proj. Rev. AMBAC Insured 5.00% due 12/15/2023	1,680,000	1,800,271
New Jersey St. Economic Dev. Auth. Rev. Ser. WW 5.25% due 6/15/2032	3,000,000	3,312,690
New Jersey St. G.O. Var. Purp. 5.00% due 6/1/2019(2)	2,000,000	2,253,860
New Jersey St. Hlth. Care Facs. Fing. Auth. Rev. Univ. Hosp.-Ser. A AGM Insured 5.00% due 7/1/2046	1,500,000	1,685,040
New Jersey St. Transn. Tr. Fd. Auth. Rev. Trans. Prog. Ser. AA 4.75% due 6/15/2038	1,000,000	1,037,670
5.00% due 6/15/2045	1,500,000	1,590,660
Transn. Sys. Ser. C AGM Insured 5.50% due 12/15/2016(3)	1,500,000	1,547,535
		13,227,726
New York — 8.4%
Metropolitan Trans. Auth. NY Rev. Ref-Trans. Sub. Ser. C-1 5.00% due 11/15/2034	2,500,000	2,974,500
New York City NY Mun. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Ref-2nd Gen. Resolution-Ser. FF 5.00% due 6/15/2039	1,250,000	1,470,400
New York Counties NY Tobacco Trust II Rev. Tobacco Settlement Pass Through Bds. 5.75% due 6/1/2043	1,200,000	1,216,356
New York St. Convention Center Dev. Corp. Rev. Ref-Hotel Unit Fee Secured 5.00% due 11/15/2040	2,000,000	2,335,420
New York St. Liberty Dev. Corp. Liberty Rev. Ref-7 World Trade Ctr. Class 1 5.00% due 9/15/2029	2,000,000	2,380,360
Port Authority of NY & NJ Rev. AMT-Ser. 178 5.00% due 12/1/2032	1,000,000	1,158,080
Consol-Ser. 172 5.00% due 10/1/2030	2,000,000	2,312,620
Utility Debt Securitization Auth. NY Rev. Restructuring-Ser. TE 5.00% due 12/15/2041	1,500,000	1,746,120
		15,593,856
North Carolina — 1.9%
Charlotte NC Wtr. & Swr. Sys. Rev. Ser. B 5.00% due 7/1/2033	1,750,000	2,006,813
University NC at Chapel Hill Rev. 5.00% due 12/1/2017(2)	1,500,000	1,607,265
		3,614,078

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Ohio — 0.9%
Ohio St. Hosp. Fac. Rev. Cleveland Clinic Health Ser. B 5.50% due 1/1/2034	$1,500,000	$1,693,650
		1,693,650
Oklahoma — 1.0%
Oklahoma St. Wtr. Res. Brd. Revolving Fd. Rev. Master Tr. 5.00% due 4/1/2029	1,635,000	1,822,485
		1,822,485
Oregon — 3.3%
Oregon St. Dept. Administrative Svcs. Lottery Rev. Ser. A 5.25% due 4/1/2030	1,480,000	1,751,284
Oregon St. Dept. Transn. Hwy. User Tax Rev. Ser. A 5.00% due 11/15/2038	1,000,000	1,179,860
Oregon St. Hlth. & Science Univ. Rev. Ref-Ser. B 4.00% due 7/1/2046	1,350,000	1,438,749
Port of Portland OR Arpt. Rev. Ref-Portland Intl. Arpt. Ser. 23 5.00% due 7/1/2035	1,500,000	1,779,015
		6,148,908
Pennsylvania — 3.1%
Franklin Cnty. PA Ind. Dev. Auth. Rev. Chambersburg Hosp. Proj. 5.30% due 7/1/2030	1,000,000	1,137,370
Pennsylvania St. Higher Edl. Facs. Auth. Rev. Univ. Pittsburgh Med. Ctr. Ser. E 5.00% due 5/15/2031	1,000,000	1,126,240
Pennsylvania St. Tpk. Commn. Tpk. Rev. Ser. A 5.00% due 12/1/2044	2,000,000	2,271,840
Sub-Spl-Motor License Fd. Enhanced Ser. A 6.00% due 12/1/2036	1,000,000	1,194,140
		5,729,590
Rhode Island — 2.1%
Rhode Island St. & Providence Plantations G.O. Cons. Cap. Dev. Lien-Ser. A 5.50% due 8/1/2031	1,500,000	1,807,485
Rhode Island Tobacco Settlement Fing. Corp. Ref-Ser. A 5.00% due 6/1/2035	2,000,000	2,198,640
		4,006,125
South Carolina — 0.9%
South Carolina St. Pub. Svc. Auth. Rev. Ser. B 5.25% due 1/1/2019(2)	1,500,000	1,675,245
		1,675,245
Tennessee — 3.3%
Johnson City Health & Edl. Facs. Brd. Hosp. Rev. Mountain Sts. Health Alliance 5.625% due 7/1/2030	1,500,000	1,673,280
Metropolitan Govt. Nashville & Davidson Cnty. Tenn Health & Ed. Facs. Brd. Rev. Vanderbilt Univ. Ser. A 5.00% due 10/1/2034	1,250,000	1,406,337
Vanderbilt Univ. Ser. B 5.50% due 10/1/2034	1,500,000	1,724,175

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Tennessee St. Sch. Bd. Auth. Rev. Higher Edl. Facs. 2nd Prog. Ser. B 5.125% due 5/1/2018(2)	$1,230,000	$1,339,901
		6,143,693
Texas — 10.1%
Canadian River Tex. Mun. Wtr. Auth. Rev. Sub Lien-Conjunctive Use Groundwater Supply Proj. 5.00% due 2/15/2026	2,000,000	2,318,800
Lower Colorado River Tex. Auth. Rev Ref. 5.50% due 5/15/2032	1,000,000	1,211,710
Montgomery Cnty. Tex. G.O. 5.125% due 3/1/2019(2)	1,500,000	1,681,800
North Tex. Twy. Auth. Dallas North Twy. Sys. Rev. Ser. C 6.00% due 1/1/2023 - 1/1/2025	4,250,000	4,790,485
North Tex. Twy. Auth. Rev. Sr. Projs. Sys. Ser. A 5.50% due 9/1/2036	1,500,000	1,786,335
Round Rock Tex. Indpt. Sch. Dist. G.O. Sch. Bldg. 5.25% due 8/1/2034	1,500,000	1,654,530
Tex. Private Activity Bd. Surface Transn. Corp. Rev. Sr. Lien 6.875% due 12/31/2039	3,130,000	3,716,750
Texas St. Univ. Sys. Fing. Rev. 5.25% due 3/15/2027	1,500,000	1,686,840
		18,847,250
Vermont — 0.9%
Vermont St. Student Assistance Corp. Ed. Loan Rev. AMT- Ser.A 5.00% due 6/15/2022	1,400,000	1,604,834
		1,604,834
Virginia — 1.3%
Virginia St. Res. Auth. Infrastructure Rev. Ref-Pooled Fing. Prog. Ser. A 5.00% due 11/1/2038	2,095,000	2,486,178
		2,486,178
Washington — 2.7%
Richland WA Elec. Utility Rev. 5.00% due 11/1/2041	2,370,000	2,729,837
Washington St. G.O. Motor Vehicle Tax-Senior 520 Corridor Prog. Toll-Ser. C 5.00% due 6/1/2033	2,000,000	2,308,380
		5,038,217
Wisconsin — 1.5%
Pub. Fin. Auth. WI Lease Dev. Rev. KU Campus Dev. Corp. Proj. 5.00% due 3/1/2041	2,500,000	2,847,475
		2,847,475
Total Municipal Bonds (Cost $170,673,230)		184,843,158
Total Investments — 99.0% (Cost $170,673,230)		184,843,158
Other Assets, Net — 1.0%		1,948,884
Total Net Assets — 100.0%		$186,792,042

(1)	When-issued security.
(2)	Pre-refunded.
(3)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

The following is a summary of the inputs used as of March 31, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$184,843,158	$—	$184,843,158

Total	$—	$184,843,158	$—	$184,843,158

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH INCOME MUNICIPAL BOND FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Municipal Bonds — 99.6%
Arizona — 1.0%
Phoenix AZ Indl. Dev. Auth. Lease Rev. Eastern Kentucky Univ. Proj. 4.00% due 10/1/2047	$340,000	$342,611
Tempe AZ Indl. Dev. Auth. Rev. Ref-Friendship Vlg. Ser. A 6.25% due 12/1/2042	1,000,000	1,079,720
		1,422,331
California — 4.9%
California St. Muni. Fin. Auth. Rev. Emerson College 5.75% due 1/1/2033	1,300,000	1,539,785
California St. Pub. Wrks. Brd. Lease Rev. Var. Cap. Projs. Sub. Ser. I-1 6.125% due 11/1/2029(1)	1,500,000	1,748,385
6.625% due 11/1/2034	190,000	193,939
San Diego Calif. Redev. Agy. Tax Allocation Rev. Naval Training Ctr. Ser. A 5.75% due 9/1/2040	1,000,000	1,141,480
Tulare Calif. Redev. Agy. Tax Allocation Rev. Merged Tulare Redev. Ser. A 6.125% due 8/1/2035	1,970,000	2,156,618
		6,780,207
Colorado — 5.2%
Colorado Regl. Trans. Dist. Private Activity Rev. Denver Trans. Partners 6.00% due 1/15/2034	2,000,000	2,322,780
Colorado St. Edl. & Cultural Facs. Auth. Rev. Chrt. Sch. Ben Franklin Academy Proj. 4.00% due 7/1/2046(2)	1,500,000	1,501,080
Colorado St. Hlth. Facs. Auth. Rev. Valley View Hosp. Association Proj. 5.00% due 5/15/2040	1,000,000	1,137,270
Mountain Shadows CO Metropolitan Dist. Ref. 5.00% due 12/1/2046	1,500,000	1,517,085
Regl. Transn. Dist. CO Private Activity Rev. Denver Trans. Partners 6.00% due 1/15/2026	670,000	778,734
		7,256,949
District Of Columbia — 3.1%
District of Columbia Rev. Utd. Negro College Fund 6.875% due 7/1/2020(1)(3)	2,000,000	2,481,720
District of Columbia Tobacco Settlement Fing. Corp. Asset Bkd. Bds. 6.50% due 5/15/2033(1)	1,500,000	1,873,785
		4,355,505
Florida — 10.7%
Brevard Cnty. FLA Hlth. Facs. Auth. Hlth. Care Facs. Rev. Hlth. First Inc. Proj. 7.00% due 4/1/2019(3)	1,350,000	1,592,311
Highlands Cnty. FLA Hlth. Facs. Auth. Rev. Adventist Hlth./Sunbelt Ser. B 6.00% due 11/15/2037	1,600,000	1,839,952
Miami-Dade Cnty. FLA Hlth. Facs. Auth. Hosp. Rev. Ref-Miami Children’s Hosp. 5.875% due 8/1/2042	975,000	1,132,190
Ref-Miami Children’s Hosp. Ser. A 6.125% due 8/1/2042	1,895,000	2,205,098

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH INCOME MUNICIPAL BOND FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Osceola Cnty. FLA Expressway Sys. Rev. Sr. Lien-Poinciana Parkway Proj. Ser. A 5.375% due 10/1/2047	$1,500,000	$1,631,460
Village Cmnty. Dev. Dist. No. 10 FLA Spl. Assessment Rev. 5.75% due 5/1/2031	1,490,000	1,756,606
Village Cmnty. Dev. Dist. No. 8 FLA Spl. Assessment Rev. Ref-Phase II 6.125% due 5/1/2039	2,025,000	2,324,416
Ref-Phase III 6.125% due 5/1/2040	2,080,000	2,305,472
		14,787,505
Guam — 0.8%
Guam Govt. Wtrwks. Auth. Wtr. & Wastewtr. Sys. Rev. 5.00% due 1/1/2046	1,000,000	1,133,640
		1,133,640
Illinois — 11.7%
Chicago IL Proj. Ser. A 5.00% due 1/1/2033	575,000	557,204
Ref-Ser. C 5.00% due 1/1/2038	1,000,000	952,790
Ser. A 5.00% due 1/1/2026	1,500,000	1,499,880
Chicago IL Brd. of Ed. Ref Ser. A 7.00% due 12/1/2044	2,000,000	1,821,700
Chicago IL O’Hare Intl. Arpt. Rev. Gen-Third Lien Ser. A 5.75% due 1/1/2039	1,500,000	1,757,505
Illinois Fin. Auth. Rev. Ref-Roosevelt Univ. Proj. 6.50% due 4/1/2044	755,000	828,258
Illinois St. G.O. 5.00% due 5/1/2039	2,000,000	2,108,520
5.50% due 7/1/2025 - 7/1/2038	3,250,000	3,585,305
Metropolitan Pier & Exposition Auth. IL Dedicated St. Tax Rev. Ref-McCormick Ser. B-2 5.00% due 6/15/2050(1)	3,055,000	3,164,552
		16,275,714
Indiana — 0.7%
Indiana St. Hlth. & Edl. Fac. Fing. Auth. Hosp. Rev. Cmnty. Fndtn. Northwest Indiana 5.50% due 3/1/2037	920,000	954,491
		954,491
Iowa — 0.8%
Iowa St. Fin. Auth. Midwestern Disaster Area Rev. St. Fertilizer Co. Proj. 5.50% due 12/1/2022	1,000,000	1,048,430
		1,048,430
Kentucky — 2.5%
Kentucky St. Economic Dev. Fin. Auth. Rev. Owensboro Medical Hlth Sys. Ser. A 6.50% due 3/1/2045(1)	1,500,000	1,718,130
Ref-Owensboro Medical Hlth. Ser. B 6.375% due 3/1/2040	1,500,000	1,713,660
		3,431,790
Louisiana — 1.3%
Louisiana Pub. Facs. Auth. Rev. Ochsner Clinic Fndtn. Proj. 6.50% due 5/15/2037	1,500,000	1,788,540
		1,788,540

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH INCOME MUNICIPAL BOND FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Maryland — 1.2%
Gaithersburg MD Economic Dev. Rev. Ref-Asbury MD Oblig. Ser. B 6.00% due 1/1/2023	$1,500,000	$1,671,450
		1,671,450
Massachusetts — 2.0%
Massachusetts Edl. Fing. Auth. Ed. Loan Rev. Ser. J 5.625% due 7/1/2028 - 7/1/2033	2,530,000	2,819,547
		2,819,547
Michigan — 0.7%
Michigan St. Hsg. Dev. Auth. Single Fam. Homeownership Rev. AMT-Ser. C 5.50% due 12/1/2028	850,000	908,897
		908,897
Minnesota — 0.7%
Minnesota St. Higher Ed. Facs. Auth. Rev. College of St. Benedict Ser. 8-K 4.00% due 3/1/2043(2)	1,000,000	1,027,900
		1,027,900
Missouri — 1.6%
Missouri St. Hlth. & Edl. Facs. Auth. Rev. Medical Research Lutheran Svcs. Ser. A 5.00% due 2/1/2046	2,000,000	2,202,000
		2,202,000
New Jersey — 7.5%
New Jersey Economic Dev. Auth. Rev. MSU Student Hsg. Proj. Provident Group Montclair LLC 5.875% due 6/1/2042	2,000,000	2,222,160
New Jersey St. Economic Dev. Auth. Rev. Ser. WW 5.25% due 6/15/2032	1,000,000	1,104,230
New Jersey St. Higher Ed. Assistance Auth. Student Loan Rev. Ser. 1 5.75% due 12/1/2028	1,365,000	1,548,238
New Jersey St. Trans. Trust Fund Auth. Rev. Trans. Prog. Ser. AA 4.75% due 6/15/2038	1,250,000	1,297,087
5.00% due 6/15/2038	2,000,000	2,126,960
Trans. Sys. Ser. A 5.00% due 6/15/2042	2,000,000	2,094,120
		10,392,795
New Mexico — 2.9%
Farmington NM Poll. Ctrl. Rev. Ref-Pub. Svc. N Mex Ser. F 6.25% due 6/1/2040	1,600,000	1,812,368
Ref-AMT-Pub. Svc. N Mex San Juan Ser. D 5.90% due 6/1/2040(1)	2,000,000	2,272,660
		4,085,028
New York — 4.6%
Albany NY Cap. Res. Corp. Rev. St. Peter’s Hosp. 6.25% due 11/15/2020(3)	1,500,000	1,848,660
Hempstead Town NY Loc. Dev. Corp. Rev. Molloy College Proj. 5.75% due 7/1/2039	1,500,000	1,650,705
Metropolitan Trans. Auth. NY Rev. Green Bonds Ser. A1 5.25% due 11/15/2056	1,000,000	1,186,320

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH INCOME MUNICIPAL BOND FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Port Auth. of New York & New Jersey Spl. Oblig. Rev. JFK Intl. Air Terminal LLC 6.00% due 12/1/2036	$1,500,000	$1,750,140
		6,435,825
Ohio — 2.3%
Bowling Green OH Student Hsg. Rev. CFP I LLC St. Univ. Proj. 6.00% due 6/1/2045(1)	1,500,000	1,613,130
Richfield OH Joint Recreation Dist. 5.25% due 12/1/2042	1,500,000	1,522,770
		3,135,900
Oklahoma — 2.6%
Oklahoma Dev. Fin. Auth. CCRC Rev. Ref-Inverness Vlg. Cmnty. 6.00% due 1/1/2032	1,885,000	2,006,168
Tulsa Cnty. OKLA Indl. Auth. Sr. Living Cmnty. Rev. Montereau Inc. Proj. Ser. A 7.25% due 11/1/2040	1,500,000	1,631,520
		3,637,688
Pennsylvania — 7.7%
Cumberland Cnty. PA Mun. Auth. Rev. Asbury PA Oblig. Group 6.00% due 1/1/2030	1,300,000	1,408,628
Diakon Lutheran 6.125% due 1/1/2019(3)	1,350,000	1,539,594
6.125% due 1/1/2029	150,000	167,685
Dauphin Cnty. PA Gen. Auth. Hlth. Sys. Rev. Pinnacle Hlth. Sys. Proj. Ser. A 6.00% due 6/1/2036	1,500,000	1,704,255
Northampton Cnty. PA Gen. Purp. Auth. College Rev. Ref-Moravian College 5.00% due 10/1/2040	1,200,000	1,353,516
Pennsylvania St. Tpk. Commn. Tpk. Rev. Sub. Ser. A 5.625% due 12/1/2031	1,500,000	1,760,955
6.50% due 12/1/2036	1,000,000	1,213,950
Philadelphia PA Sch. Dist. Rev. Ser. A 5.00% due 9/1/2035	1,400,000	1,488,466
		10,637,049
Rhode Island — 1.3%
Rhode Island St. & Providence Plantations G.O. Cons. Cap. Dev. Lien-Ser. A 5.50% due 8/1/2031	1,500,000	1,807,485
		1,807,485
South Carolina — 2.6%
Lancaster Cnty. SC Assessment Rev. Ref-Walnut Creek Impt. Dist. Ser. A-1 5.00% due 12/1/2037	1,675,000	1,748,482
South Carolina Jobs-Economic Dev. Auth. Student Hsg. Rev. Coastal Hsg. Fndtn. Ser. A 6.00% due 4/1/2020(3)	1,500,000	1,788,015
		3,536,497
South Dakota — 0.7%
Oglala Sioux Tribe 5.00% due 10/1/2022(4)	1,000,000	1,003,260
		1,003,260

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH INCOME MUNICIPAL BOND FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Tennessee — 2.0%
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev. Mountain Sts. Hlth. Alliance 5.625% due 7/1/2030	$1,500,000	$1,673,280
Metropolitan Govt. Nashville & Davidson Cnty. TN Hlth. & Edl. Facs. Brd. Rev. Vanderbilt Univ. Med. Ctr. Ser. A 5.00% due 7/1/2046(2)	1,000,000	1,145,840
		2,819,120
Texas — 12.8%
Central Tex. Regl. Mobility Auth. Rev. Sr. Lien 6.00% due 1/1/2041	1,500,000	1,777,395
North Tex. Twy. Auth. Rev. Ref-Ser. A 5.00% due 1/1/2038	1,350,000	1,538,325
Tex. Private Activity Bd. Surface Transn. Corp. Sr. Lien-LBJ Infrastructure 7.00% due 6/30/2040(1)	3,110,000	3,742,667
7.50% due 6/30/2033	2,000,000	2,462,880
Sr. Lien-NTE Mobility 6.875% due 12/31/2039	1,500,000	1,781,190
7.50% due 12/31/2031	1,500,000	1,809,570
Tex. St. Private Activity Bd. Surface Transn. Corp. Rev. AMT-Sr. Lien-NTE Mobility Partners Segments LLC 7.00% due 12/31/2038	1,000,000	1,260,030
Tex. St. Trans. Commn. Turnpike Sys. Rev. Sub-Ref-Ser. C 5.00% due 8/15/2042	3,000,000	3,342,030
		17,714,087
Utah — 0.8%
Utah St. Chrt. Sch. Fin. Auth. Chrt. Sch. Rev. Spectrum Academy Proj. 6.00% due 4/15/2045(4)	1,080,000	1,136,214
		1,136,214
Virginia — 1.7%
Alexandria VA Indl. Dev. Auth. Rev. Residential Care Facs. Mtg. Rev. Ref-Goodwin House 5.00% due 10/1/2050	1,000,000	1,118,510
Virginia St. Small Business Fing. Auth. Rev. Ref-Hampton Univ. 5.25% due 10/1/2029	1,000,000	1,207,460
		2,325,970
Wisconsin — 1.2%
Pub. Fin. Auth. WI Lease Dev. Rev. KU Campus Dev. Corp. Proj. 5.00% due 3/1/2041	1,500,000	1,708,485
		1,708,485
Total Municipal Bonds (Cost $126,513,063)		138,240,299
Total Investments — 99.6% (Cost $126,513,063)		138,240,299
Other Assets, Net — 0.4%		523,288
Total Net Assets — 100.0%		$138,763,587

(1)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(2)	When-issued security.
(3)	Pre-refunded.
(4)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2016, the aggregate market value of these securities amounted to $2,139,474, representing 1.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH INCOME MUNICIPAL BOND FUND

The following is a summary of the inputs used as of March 31, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$138,240,299	$—	$138,240,299

Total	$—	$138,240,299	$—	$138,240,299

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Senior Secured Loans — 81.0%
Aerospace & Defense — 0.8%
DAE Aviation Holdings, Inc. 1st Lien Term Loan 5.25% due 7/7/2022(1)	$7,960,000	$7,925,215
		7,925,215
Airlines — 2.3%
Air Canada 2015 Term Loan B 4.00% due 9/26/2019(1)	11,194,357	11,183,835
American Airlines, Inc. New Term Loan 3.25% due 6/27/2020(1)	12,573,259	12,501,465
		23,685,300
Automotive — 1.3%
Navistar International Corp. Term Loan B 6.50% due 8/7/2020(1)	14,163,103	12,888,423
		12,888,423
Building Materials — 5.2%
Builders FirstSource, Inc. Term Loan B 6.00% due 7/31/2022(1)	9,954,167	9,871,248
Generac Power Systems, Inc. Term Loan B 3.50% due 5/31/2020(1)	13,375,057	13,258,026
Jeld-Wen, Inc. Term Loan B 5.25% due 10/15/2021(1)	13,787,689	13,747,429
Quikrete Holdings, Inc. 1st Lien Term Loan 4.00% due 9/28/2020(1)	13,674,005	13,639,820
2nd Lien Term Loan 7.00% due 3/26/2021(1)	1,768,421	1,766,211
		52,282,734
Cable Satellite — 5.3%
Grande Communications Holdings Term Loan B 4.50% due 5/31/2020(1)	12,710,884	12,483,105
Intelsat Jackson Holdings S.A. Term Loan B2 3.75% due 6/30/2019(1)	10,000,000	9,308,900
Neptune Finco Corp. 2015 Term Loan B 5.00% due 10/9/2022(1)	13,500,000	13,497,840
Virgin Media Investment Holdings Ltd. USD Term Loan F 3.50% due 6/30/2023(1)	5,000,000	4,954,400
Yankee Cable Acquisition LLC Term Loan B 4.25% due 3/1/2020(1)	13,753,927	13,673,742
		53,917,987
Chemicals — 1.6%
Axalta Coating Systems U.S. Holdings, Inc. USD Term Loan 3.75% due 2/1/2020(1)	11,473,182	11,391,952

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Huntsman International LLC 2016 Term Loan B 4.25% due 3/23/2023(1)	$5,000,000	$4,975,000
		16,366,952
Consumer Cyclical Services — 0.8%
GCA Services Group, Inc. 2016 Term Loan 5.75% due 3/1/2023(1)	5,000,000	5,012,500
Monitronics International, Inc. Term Loan B1 4.50% due 4/11/2022(1)	2,861,750	2,644,743
		7,657,243
Consumer Products — 3.6%
Bombardier Recreational Products, Inc. New Term Loan B 3.75% due 1/30/2019(1)	12,051,557	11,910,915
KIK Custom Products, Inc. 2015 Term Loan B 6.00% due 8/26/2022(1)	12,935,000	12,444,505
Party City Holdings, Inc. 2015 Term Loan B 4.25% due 8/19/2022(1)	12,453,923	12,339,721
		36,695,141
Diversified Manufacturing — 1.1%
Manitowoc Foodservice, Inc. 2016 Term Loan B 5.75% due 3/3/2023(1)	11,500,000	11,538,295
		11,538,295
Electric — 1.0%
Dynegy Holdings, Inc. Term Loan B2 4.00% due 4/23/2020(1)	10,274,221	10,077,264
		10,077,264
Environmental — 1.5%
ADS Waste Holdings, Inc. Term Loan B2 3.75% due 10/9/2019(1)	10,727,778	10,629,404
Granite Acquisition, Inc. Term Loan B 5.00% due 12/19/2021(1)	4,729,406	4,469,289
Term Loan C 5.00% due 12/19/2021(1)	210,728	199,138
		15,297,831
Financial Other — 0.9%
Fly Funding II S.a.r.l. Term Loan B 3.50% due 8/9/2019(1)	9,695,650	9,610,813
		9,610,813
Food And Beverage — 1.0%
Hostess Brands LLC 2nd Lien Term Loan 8.50% due 8/3/2023(1)	10,500,000	10,027,500
		10,027,500
Gaming — 4.2%
Boyd Gaming Corp. Term Loan B 4.00% due 8/14/2020(1)	8,069,444	8,061,859

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Peninsula Gaming LLC Term Loan 4.25% due 11/20/2017(1)	$12,055,757	$12,028,150
Scientific Games International, Inc. 2014 Term Loan B1 6.00% due 10/18/2020(1)	5,645,878	5,458,886
2014 Term Loan B2 6.00% due 10/1/2021(1)	3,845,303	3,712,525
Station Casinos LLC Term Loan B 4.25% due 3/2/2020(1)	13,108,095	13,064,445
		42,325,865
Healthcare — 9.6%
ADMI Corp. 2015 Term Loan B 5.50% due 4/30/2022(1)	10,917,500	10,903,853
Connolly Corp. 1st Lien Term Loan 4.50% due 5/14/2021(1)	10,335,224	10,154,358
2nd Lien Term Loan 8.00% due 5/14/2022(1)	5,000,000	4,700,000
Immucor, Inc. Refi Term Loan B2 5.00% due 8/17/2018(1)	15,407,678	14,817,101
Kindred Healthcare, Inc. New Term Loan 4.25% due 4/9/2021(1)	14,595,733	14,157,861
Onex Carestream Finance LP 1st Lien Term Loan 5.00% due 6/7/2019(1)	7,727,203	7,166,981
Select Medical Corp. Series E Term Loan B 6.00% due 6/1/2018(1)	625,318	623,236
Series F Term Loan B 6.00% due 3/3/2021(1)	6,000,000	6,000,000
Surgical Care Affiliates, Inc. Term Loan B 4.25% due 3/17/2022(1)	9,900,000	9,858,717
Tecomet, Inc. 1st Lien Term Loan 5.75% due 12/5/2021(1)	15,790,100	14,684,793
2nd Lien Term Loan 9.50% due 12/5/2022(1)	5,000,000	4,000,000
		97,066,900
Independent Energy — 0.4%
Chief Exploration & Development LLC 2nd Lien Term Loan 7.50% due 5/16/2021(1)	7,000,000	4,089,190
		4,089,190
Industrial - Other — 2.6%
Brock Holdings III, Inc. New Term Loan B 6.00% due 3/16/2017(1)	5,875,494	5,589,064
Gates Global, Inc. Term Loan B 4.25% due 7/6/2021(1)	10,591,359	9,975,789
Rexnord LLC 1st Lien Term Loan B 4.00% due 8/21/2020(1)	11,424,392	11,236,918
		26,801,771

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Insurance: Property - Casualty — 2.0%
Asurion LLC Term Loan B4 5.00% due 8/4/2022(1)	$6,402,500	$6,262,477
Hub International Ltd. Term Loan B 4.00% due 10/2/2020(1)	3,250,000	3,160,625
USI, Inc. Term Loan B 4.25% due 12/27/2019(1)	11,359,517	11,170,154
		20,593,256
Leisure — 1.5%
WMG Acquisition Corp. New Term Loan 3.75% due 7/1/2020(1)	15,421,421	15,183,623
		15,183,623
Lodging — 0.9%
Hilton Worldwide Finance LLC USD Term Loan B2 3.50% due 10/26/2020(1)	8,997,035	8,994,246
		8,994,246
Media - Entertainment — 6.8%
Deluxe Entertainment Services Group, Inc. Term Loan 2014 6.50% due 2/28/2020(1)	10,397,877	9,838,991
Media General, Inc. Term Loan B 4.00% due 7/31/2020(1)	11,463,087	11,443,026
Telesat Canada USD Term Loan B2 3.50% due 3/28/2019(1)	6,990,763	6,947,070
Tribune Media Co. Term Loan 3.75% due 12/27/2020(1)	12,642,557	12,584,654
Univision Communications, Inc. Term Loan C4 4.00% due 3/1/2020(1)	13,024,759	12,882,269
William Morris Endeavor Entertainment LLC 1st Lien Term Loan 5.25% due 5/6/2021(1)	9,069,894	9,052,934
2nd Lien Term Loan 8.25% due 5/6/2022(1)	6,000,000	5,700,000
		68,448,944
Oil Field Services — 1.7%
Caelus Energy Alaska O3 LLC 2nd Lien Term Loan 8.75% due 4/15/2020(1)	7,800,000	3,315,000
Drillships Financing Holding, Inc. Term Loan B1 6.00% due 3/31/2021(1)	14,424,796	5,129,890
Floatel International Ltd. USD Term Loan B 6.00% due 6/27/2020(1)	7,258,528	3,266,337
Seadrill Partners Finco LLC Term Loan B 4.00% due 2/21/2021(1)	12,193,115	5,364,971
		17,076,198

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Packaging — 1.2%
Berry Plastics Holding Corp. Term Loan D 3.50% due 2/8/2020(1)	$12,084,192	$12,023,771
		12,023,771
Pharmaceuticals — 1.6%
DPx Holdings B.V. 2014 USD Incremental Term Loan 4.25% due 3/11/2021(1)	9,640,493	9,276,950
New Millennium HoldCo, Inc. Exit Term Loan 7.50% due 12/21/2020(1)	7,073,239	6,690,082
		15,967,032
Restaurants — 1.7%
B.C. Unlimited Liability Co. Term Loan B2 3.75% due 12/10/2021(1)	17,262,776	17,238,780
		17,238,780
Retailers — 6.9%
99 Cents Only Stores New Term Loan 4.50% due 1/11/2019(1)	12,419,224	8,367,453
Bass Pro Group LLC 2015 Term Loan 4.00% due 6/5/2020(1)	12,559,289	11,868,528
BJ’s Wholesale Club, Inc. New 2nd Lien Term Loan 8.50% due 3/26/2020(1)	15,000,000	13,776,600
Petco Animal Supplies, Inc. 2016 Term Loan B2 5.619% due 1/26/2023(1)	10,000,000	9,985,000
PetSmart, Inc. Term Loan B1 4.25% due 3/11/2022(1)	11,857,663	11,801,339
The Neiman Marcus Group, Inc. 2020 Term Loan 4.25% due 10/25/2020(1)	15,449,749	14,124,933
		69,923,853
Supermarket — 0.7%
Albertsons LLC Term Loan B5 5.50% due 12/21/2022(1)	7,000,000	7,003,780
		7,003,780
Technology — 10.1%
AF Borrower LLC 1st Lien Term Loan 6.25% due 1/28/2022(1)	7,860,189	7,634,208
2nd Lien Term Loan 10.00% due 1/28/2023(1)	6,500,000	5,980,000
Air Newco LLC USD 2nd Lien Term Loan 10.50% due 3/20/2023(1)	10,000,000	9,175,000
Avago Technologies Cayman Ltd. 2016 USD Term Loan B1 4.25% due 2/1/2023(1)	11,000,000	10,938,730
Avaya, Inc. Term Loan B7 6.25% due 5/29/2020(1)	11,381,976	7,573,111

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Deltek, Inc. 2015 2nd Lien Term Loan 9.50% due 6/25/2023(1)	$4,000,000	$3,820,000
First Data Corp. New 2018 Term Loan 3.932% due 9/24/2018(1)	11,435,000	11,411,215
Regit Eins GmbH USD 1st Lien Term Loan 6.00% due 1/8/2021(1)	11,775,000	11,510,063
USD 2nd Lien Term Loan 9.50% due 7/8/2021(1)	1,000,000	903,330
Renaissance Learning, Inc. New 2nd Lien Term Loan 8.00% due 4/11/2022(1)	12,000,000	10,620,000
TransUnion LLC Term Loan B2 3.50% due 4/9/2021(1)	13,581,023	13,438,423
Western Digital Corp. USD Term Loan B 6.25% due 3/16/2023(1)	10,000,000	9,871,900
		102,875,980
Wirelines — 2.7%
Communications Sales & Leasing, Inc. Term Loan B 5.00% due 10/24/2022(1)	14,832,601	14,336,598
Level 3 Financing, Inc. New 2019 Term Loan 4.00% due 8/1/2019(1)	13,000,000	13,013,520
		27,350,118
Total Senior Secured Loans (Cost $870,016,205)		820,934,005

	Principal Amount	Value
Corporate Bonds — 16.2%
Aerospace & Defense — 0.8%
Bombardier, Inc. Sr. Nt. 7.50% due 3/15/2025(2)	7,500,000	5,700,000
StandardAero Aviation Holdings, Inc. 10.00% due 7/15/2023(2)	3,000,000	2,865,000
		8,565,000
Automotive — 0.5%
TI Group Automative Systems LLC Sr. Nt. 8.75% due 7/15/2023(2)	5,000,000	4,800,000
		4,800,000
Building Materials — 0.3%
Builders FirstSource, Inc. 10.75% due 8/15/2023(2)	3,500,000	3,526,250
		3,526,250
Consumer Cyclical Services — 0.9%
Monitronics International, Inc. 9.125% due 4/1/2020(3)	11,000,000	8,910,000
		8,910,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Consumer Products — 0.3%
Kronos Acquisition Holdings, Inc. Sr. Nt. 9.00% due 8/15/2023(2)	$3,000,000	$2,760,000
		2,760,000
Electric — 0.6%
GenOn Energy, Inc. Sr. Nt. 9.50% due 10/15/2018	8,185,000	5,975,050
		5,975,050
Gaming — 1.0%
Golden Nugget Escrow, Inc. Sr. Nt. 8.50% due 12/1/2021(2)(3)	10,000,000	10,050,000
		10,050,000
Healthcare — 2.8%
ConvaTec Finance International S.A. 8.25% due 1/15/2019(2)(4)	5,100,000	5,052,187
Crimson Merger Sub, Inc. Sr. Nt. 6.625% due 5/15/2022(2)	6,000,000	4,477,500
Select Medical Corp. 6.375% due 6/1/2021(3)	6,500,000	6,142,500
Surgery Center Holdings, Inc. Sr. Nt. 8.875% due 4/15/2021(2)	8,000,000	8,000,000
Universal Hospital Services, Inc. Sec. Nt. 7.625% due 8/15/2020	5,000,000	4,625,000
		28,297,187
Independent Energy — 3.0%
Comstock Resources, Inc. 7.75% due 4/1/2019	17,500,000	2,187,500
Continental Resources, Inc. 4.90% due 6/1/2044	10,000,000	7,450,000
Jupiter Resources, Inc. Sr. Nt. 8.50% due 10/1/2022(2)	7,000,000	3,710,000
Linn Energy LLC 6.50% due 5/15/2019	10,000,000	1,075,000
Northern Oil and Gas, Inc. Sr. Nt. 8.00% due 6/1/2020	8,250,000	5,218,125
Teine Energy Ltd. Sr. Nt. 6.875% due 9/30/2022(2)	8,500,000	7,565,000
Whiting Petroleum Corp. 6.25% due 4/1/2023	5,000,000	3,362,500
		30,568,125
Metals And Mining — 0.1%
Teck Resources Ltd. 6.25% due 7/15/2041	2,250,000	1,293,750
		1,293,750
Pharmaceuticals — 0.5%
JLL/Delta Dutch Pledgeco B.V. Sr. Nt. 8.75% due 5/1/2020(2)(4)	5,000,000	4,875,000
		4,875,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Retailers — 0.2%
99 Cents Only Stores LLC 11.00% due 12/15/2019	$5,625,000	$2,193,750
		2,193,750
Technology — 1.3%
Avaya, Inc. Sec. Nt. 10.50% due 3/1/2021(2)	14,457,000	4,445,528
Infor US, Inc. 6.50% due 5/15/2022	10,000,000	9,100,000
		13,545,528
Transportation Services — 0.2%
Navios Maritime Holdings, Inc. 8.125% due 2/15/2019	8,000,000	2,360,000
		2,360,000
Wireless — 1.5%
Sprint Corp. 7.625% due 2/15/2025(3)	5,000,000	3,712,500
7.875% due 9/15/2023(3)	15,000,000	11,471,850
		15,184,350
Wirelines — 2.2%
EarthLink Holdings Corp. 8.875% due 5/15/2019	4,181,000	4,285,525
Sr. Sec. Nt. 7.375% due 6/1/2020	1,750,000	1,811,250
Frontier Communications Corp. Sr. Nt. 6.875% due 1/15/2025	10,000,000	8,443,750
Windstream Services LLC 6.375% due 8/1/2023	10,000,000	7,325,000
		21,865,525
Total Corporate Bonds (Cost $218,604,440)		164,769,515

	Shares	Value
Common Stocks — 0.3%
Pharmaceuticals — 0.3%
New Millennium HoldCo, Inc.(5)	207,152	3,223,803
		3,223,803
Total Common Stocks (Cost $899,152)		3,223,803

	Principal Amount	Value
Repurchase Agreements — 3.5%
Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 3/31/2016, maturity value of $35,225,029, due 4/1/2016(6)	$35,225,000	35,225,000
Total Repurchase Agreements (Cost $35,225,000)		35,225,000
Total Investments — 101.0% (Cost $1,124,744,797)		1,024,152,323
Other Liabilities, Net — (1.0)%		(10,407,232)
Total Net Assets — 100.0%		$1,013,745,091

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

(1)	Variable rate security. The rate shown is the rate in effect at March 31, 2016.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2016, the aggregate market value of these securities amounted to $67,826,465, representing 6.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(4)	Payment-in-kind security, for which interest payments may be made in additional principal ranging from 0% to 100% of the full stated interest rate. As of March 31, 2016, interest payments had been made in cash.
(5)	Non-income-producing security.
(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.75%	4/30/2020	$35,930,650

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

The following is a summary of the inputs used as of March 31, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Senior Secured Loans	$—	$820,934,005	$—	$820,934,005
Corporate Bonds	—	164,769,515	—	164,769,515
Common Stock	—	3,223,803	—	3,223,803
Repurchase Agreements	—	35,225,000	—	35,225,000

Total	$—	$1,024,152,323	$—	$1,024,152,323

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities — 0.2%
FNMA 3.50% due 7/1/2043(1)	$152,888	$160,585
Total Agency Mortgage-Backed Securities (Cost $156,816)		160,585

	Principal Amount	Value
Asset-Backed Securities — 0.7%
Domino’s Pizza Master Issuer LLC 2012-1A A2 5.216% due 1/25/2042(1)(2)	470,777	481,771
Total Asset-Backed Securities (Cost $470,777)		481,771

	Principal Amount	Value
Senior Secured Loans — 6.9%
Automotive — 1.0%
Navistar International Corp. Term Loan B 6.50% due 8/7/2020(3)	695,756	633,138
		633,138
Consumer Products — 1.3%
Party City Holdings, Inc. 2015 Term Loan B 4.25% due 8/19/2022(3)	896,683	888,460
		888,460
Environmental — 0.7%
Granite Acquisition, Inc. Term Loan B 5.00% due 12/19/2021(3)	472,940	446,929
Term Loan C 5.00% due 12/19/2021(3)	21,073	19,914
		466,843
Healthcare — 2.8%
Immucor, Inc. Refi Term Loan B2 5.00% due 8/17/2018(3)	955,443	918,820
Kindred Healthcare, Inc. New Term Loan 4.25% due 4/9/2021(3)	487,538	472,912
Select Medical Corp. Series E Term Loan B 6.00% due 6/1/2018(3)	476,250	474,664
		1,866,396
Oil Field Services — 0.5%
Drillships Financing Holding, Inc. Term Loan B1 6.00% due 3/31/2021(3)	975,000	346,739
		346,739

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Retailers — 0.6%
Bass Pro Group LLC 2015 Term Loan 4.00% due 6/5/2020(3)	$455,084	$430,055
		430,055
Total Senior Secured Loans (Cost $5,428,739)		4,631,631

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 7.2%
Bear Stearns Commercial Mortgage Securities Trust 2006-T24 AM 5.568% due 10/12/2041(1)(3)	475,000	480,576
2007-PW16 AM 5.721% due 6/11/2040(1)(3)	450,000	463,370
Citigroup Commercial Mortgage Trust 2006-C5 A4 5.431% due 10/15/2049(1)	574,865	578,639
2006-C5 AM 5.462% due 10/15/2049(1)	420,000	424,855
Fairway Outdoor Funding LLC 2012-1A A2 4.212% due 10/15/2042(1)(2)	451,807	457,699
JPMorgan Chase Commercial Mortgage Securities Trust 2006-LDP7 AM 6.147% due 4/17/2045(1)(3)	500,000	500,687
2007-LD12 AM 6.007% due 2/15/2051(1)(3)	450,000	469,378
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11 A2 3.085% due 8/15/2046(1)	400,000	414,603
Morgan Stanley Capital I Trust 2006-HQ9 AM 5.773% due 7/12/2044(1)(3)	500,000	503,213
SBA Tower Trust 2.933% due 12/15/2042(1)(2)	500,000	497,776
Total Commercial Mortgage-Backed Securities (Cost $5,048,031)		4,790,796

	Principal Amount	Value
Corporate Bonds — 57.0%
Automotive — 2.4%
Ford Motor Credit Co. LLC Sr. Nt. 1.70% due 5/9/2016	590,000	590,396
General Motors Financial Co., Inc. 2.625% due 7/10/2017(1)	500,000	503,043
3.25% due 5/15/2018(1)	500,000	508,321
		1,601,760
Banking — 14.9%
Ally Financial, Inc. 2.75% due 1/30/2017(1)	500,000	497,500
Bank of America Corp. Sr. Nt. 5.875% due 1/5/2021(1)	750,000	857,596
Sub. Nt. 4.25% due 10/22/2026(1)	400,000	405,963

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

March 31, 2016 (unaudited)	Principal Amount	Value
BBVA Bancomer S.A./Grand Cayman Jr. Sub. Nt. 6.008% due 5/17/2022(1)(2)(3)	$1,000,000	$1,012,500
Citigroup, Inc. Sub. Nt. 4.60% due 3/9/2026	750,000	769,001
HSBC Holdings PLC Sr. Nt. 5.10% due 4/5/2021(1)	750,000	824,992
Intesa Sanpaolo S.p.A. Sub. Nt. 5.017% due 6/26/2024(1)(2)	1,000,000	936,443
JPMorgan Chase & Co. Sub. Nt. 3.375% due 5/1/2023	1,000,000	1,004,140
Lloyds Bank PLC 6.375% due 1/21/2021(1)	750,000	888,906
Morgan Stanley Sr. Nt. 5.50% due 7/28/2021(1)	950,000	1,084,182
Royal Bank of Scotland Group PLC Sub. Nt. 6.125% due 12/15/2022(1)	500,000	530,383
The Goldman Sachs Group, Inc. Sr. Nt. 5.75% due 1/24/2022(1)	500,000	576,860
5.95% due 1/18/2018(1)	500,000	536,196
		9,924,662
Cable Satellite — 3.4%
Cequel Communications Holdings I LLC Sr. Nt. 6.375% due 9/15/2020(2)	500,000	495,000
Comcast Corp. 6.50% due 11/15/2035(1)	500,000	671,842
Hughes Satellite Systems Corp. Sr. Sec. Nt. 6.50% due 6/15/2019	225,000	247,781
Neptune Finco Corp. Sr. Nt. 6.625% due 10/15/2025(2)	500,000	540,575
Telesat LLC 6.00% due 5/15/2017(2)	300,000	300,000
		2,255,198
Chemicals — 0.9%
FMC Corp. Sr. Nt. 5.20% due 12/15/2019(1)	250,000	267,704
LyondellBasell Industries N.V. Sr. Nt. 5.00% due 4/15/2019(1)	300,000	320,506
		588,210
Construction Machinery — 0.8%
United Rentals North America, Inc. 7.625% due 4/15/2022	500,000	532,500
		532,500
Electric — 2.3%
Calpine Corp. Sr. Nt. 5.375% due 1/15/2023	500,000	484,690

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

March 31, 2016 (unaudited)	Principal Amount	Value
DPL, Inc. Sr. Nt. 7.25% due 10/15/2021(1)	$500,000	$519,690
EDP Finance B.V. Sr. Nt. 4.90% due 10/1/2019(1)(2)	500,000	521,400
		1,525,780
Energy - Integrated — 0.4%
Suncor Energy, Inc. Sr. Nt. 6.10% due 6/1/2018(1)	250,000	267,255
		267,255
Finance Companies — 2.3%
AerCap Ireland Capital Ltd. 3.75% due 5/15/2019	500,000	497,500
Aircastle Ltd. Sr. Nt. 6.25% due 12/1/2019(1)	500,000	543,125
CIT Group, Inc. Sr. Nt. 5.25% due 3/15/2018(1)	480,000	496,560
		1,537,185
Food And Beverage — 0.8%
Constellation Brands, Inc. 4.25% due 5/1/2023(1)	500,000	511,250
		511,250
Gaming — 1.6%
Boyd Gaming Corp. 6.875% due 5/15/2023	500,000	532,500
MGM Resorts International 6.625% due 12/15/2021	500,000	536,250
		1,068,750
Government Related — 3.4%
Petroleos Mexicanos 5.75% due 3/1/2018(1)	750,000	789,375
Sinopec Group Overseas Development Ltd. 1.75% due 4/10/2017(1)(2)	1,500,000	1,503,510
		2,292,885
Healthcare — 1.5%
DaVita HealthCare Partners, Inc. 5.125% due 7/15/2024	500,000	505,000
HealthSouth Corp. 5.75% due 11/1/2024(1)	500,000	506,500
		1,011,500
Independent Energy — 1.0%
Anadarko Petroleum Corp. Sr. Nt. 6.95% due 6/15/2019(1)	250,000	270,598
Clayton Williams Energy, Inc. 7.75% due 4/1/2019	250,000	125,000
Harvest Operations Corp. 6.875% due 10/1/2017	500,000	303,750
		699,348

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Insurance: Property - Casualty — 0.9%
CNA Financial Corp. Sr. Nt. 7.35% due 11/15/2019(1)	$500,000	$577,164
		577,164
Lodging — 0.8%
Hilton Worldwide Finance LLC 5.625% due 10/15/2021	500,000	518,100
		518,100
Media - Entertainment — 4.7%
Discovery Communications LLC 5.625% due 8/15/2019(1)	250,000	274,639
Netflix, Inc. Sr. Nt. 5.75% due 3/1/2024	500,000	527,500
Outfront Media Capital LLC 5.875% due 3/15/2025	500,000	521,250
Sinclair Television Group, Inc. 5.625% due 8/1/2024(2)	500,000	502,500
Time Warner, Inc. 4.00% due 1/15/2022(1)	500,000	536,724
Univision Communications, Inc. Sr. Sec. Nt. 6.75% due 9/15/2022(1)(2)	500,000	530,000
WMG Acquisition Corp. Sr. Sec. Nt. 6.00% due 1/15/2021(2)	270,000	276,075
		3,168,688
Metals And Mining — 2.7%
Anglo American Capital PLC 2.625% due 9/27/2017(1)(2)	750,000	723,750
BHP Billiton Finance U.S.A. Ltd. 1.875% due 11/21/2016	583,000	585,264
Rio Tinto Finance U.S.A. PLC 1.625% due 8/21/2017	500,000	496,785
		1,805,799
Midstream — 2.3%
Energy Transfer Partners LP Sr. Nt. 6.70% due 7/1/2018(1)	1,000,000	1,049,178
Tesoro Logistics LP 6.125% due 10/15/2021	500,000	500,000
		1,549,178
Paper — 0.4%
Georgia-Pacific LLC 5.40% due 11/1/2020(1)(2)	235,000	262,522
		262,522
Real Estate Investment Trust — 0.7%
Sabra Health Care LP 5.50% due 2/1/2021	500,000	502,500
		502,500
Refining — 1.1%
Calumet Specialty Products Partners LP 6.50% due 4/15/2021	300,000	213,000
Phillips 66 4.30% due 4/1/2022(1)	500,000	532,334
		745,334

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

March 31, 2016 (unaudited)	Principal Amount	Value
Sovereign — 3.1%
Brazilian Government International Bond Sr. Nt. 2.625% due 1/5/2023	$500,000	$428,750
Republic of Indonesia Sr. Nt. 5.875% due 3/13/2020(1)(2)	500,000	556,096
Republic of Panama Sr. Nt. 5.20% due 1/30/2020(1)	1,000,000	1,102,500
		2,087,346
Wireless — 0.8%
American Tower Corp. Sr. Nt. 4.50% due 1/15/2018(1)	500,000	520,999
		520,999
Wirelines — 3.8%
AT&T, Inc. Sr. Nt. 3.80% due 3/15/2022	250,000	263,446
6.30% due 1/15/2038(1)	1,000,000	1,147,639
Frontier Communications Corp. Sr. Nt. 6.25% due 9/15/2021(1)	500,000	462,195
Verizon Communications, Inc. Sr. Nt. 6.55% due 9/15/2043(1)	500,000	658,614
		2,531,894
Total Corporate Bonds (Cost $37,762,192)		38,085,807

	Principal Amount	Value
Non-Agency Mortgage-Backed Securities — 7.2%
Banc of America Funding Trust 2004-2 1CB1 5.75% due 9/20/2034(1)	151,131	156,353
Banc of America Mortgage Securities Trust 2003-J 2A2 3.032% due 11/25/2033(3)	196,944	195,467
Bear Stearns ALT-A Trust 2003-3 2A 2.782% due 10/25/2033(1)(3)	307,256	304,695
2004-4 A1 1.033% due 6/25/2034(1)(3)	311,117	294,179
Chase Mortgage Finance Trust 2007-A1 2A1 2.653% due 2/25/2037(1)(3)	113,199	112,585
2007-A1 9A1 2.738% due 2/25/2037(1)(3)	124,233	122,292
Countrywide Home Loans Mortgage Pass-Through Trust 2004-5 2A9 5.25% due 5/25/2034(1)	220,949	221,301
CS First Boston Mortgage Securities Corp. 2003-8 2A1 5.00% due 4/25/2018(1)	10,743	10,913
Deutsche Alt-A Securities Mortgage Loan Trust 2007-AR3 2A2B 0.673% due 6/25/2037(3)	428,676	355,587

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

March 31, 2016 (unaudited)	Principal Amount	Value
GSR Mortgage Loan Trust 2004-15F 5A1 5.50% due 1/25/2020(1)	$58,792	$59,694
Impac CMB Trust 2004-7 1A1 1.173% due 11/25/2034(1)(3)	314,290	292,324
JPMorgan Mortgage Trust 2004-S2 1A3 4.75% due 11/25/2019(1)	45,894	46,666
2005-A1 6T1 2.768% due 2/25/2035(1)(3)	89,283	88,420
Master Adjustable Rate Mortgages Trust 2004-13 2A1 2.787% due 4/21/2034(1)(3)	150,879	150,586
Master Asset Securitization Trust 2003-5 2A1 5.00% due 6/25/2018	30,513	31,189
Morgan Stanley Mortgage Loan Trust 2004-1 1A9 4.50% due 11/25/2018(1)	15,538	15,663
Prime Mortgage Trust 2004-2 A2 4.75% due 11/25/2019(1)	38,529	38,574
RAAC Trust 2005-SP1 1A5 5.00% due 9/25/2034(1)	84,838	85,852
Residential Funding Mortgage Securities I Trust 2005-S3 A1 4.75% due 3/25/2020	31,465	31,832
Structured Adjustable Rate Mortgage Loan Trust 2004-5 3A1 2.584% due 5/25/2034(1)(3)	254,374	253,214
Structured Asset Securities Corp. 2004-20 7A1 5.25% due 11/25/2034(1)	95,137	95,873
2004-21XS 2A6A 4.74% due 12/25/2034(3)	4,076	4,141
Wells Fargo Mortgage Backed Securities Trust 2004-EE 2A1 2.75% due 12/25/2034(1)(3)	228,358	229,288
2004-O A1 2.743% due 8/25/2034(1)(3)	157,315	155,654
2004-R 2A1 2.745% due 9/25/2034(1)(3)	191,862	192,844
2004-W A9 2.754% due 11/25/2034(1)(3)	205,032	206,892
2004-Y 3A1 2.799% due 11/25/2034(1)(3)	291,536	291,544
2005-2 2A1 4.75% due 4/25/2020	54,091	55,116
2005-6 A4 5.50% due 8/25/2035(1)	94,762	98,175
2005-AR10 2A6 2.794% due 6/25/2035(1)(3)	153,439	153,314
2005-AR12 2A5 2.841% due 6/25/2035(1)(3)	164,211	166,631
2005-AR3 2A1 2.741% due 3/25/2035(1)(3)	260,393	261,162
Total Non-Agency Mortgage-Backed Securities (Cost $4,775,997)		4,778,020

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

March 31, 2016 (unaudited)	Principal Amount	Value
U.S. Government Securities — 16.4%
U.S. Treasury Note 1.125% due 2/28/2021	$11,000,000	$10,954,878
Total U.S. Government Securities (Cost $10,893,980)		10,954,878

	Principal Amount	Value
Repurchase Agreements — 3.9%
Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 3/31/2016, maturity value of $2,578,002, due 4/1/2016(4)	2,578,000	2,578,000
Total Repurchase Agreements (Cost $2,578,000)		2,578,000
Total Investments — 99.5% (Cost $67,114,532)		66,461,488
Other Assets, Net — 0.5%		305,464
Total Net Assets — 100.0%		$66,766,952

(1)	Securities are segregated to cover anticipated or existing derivative positions.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2016, the aggregate market value of these securities amounted to $9,597,617, representing 14.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2016.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.75%	9/30/2022	$2,630,681

The table below presents futures contracts as of March 31, 2016:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation
Sold Futures Contracts
5 YR U.S. Treasury Note	Goldman Sachs & Co.	110	6/30/2016	$13,328	$3,939

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

The following is a summary of the inputs used as of March 31, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$160,585	$—	$160,585
Asset-Backed Securities	—	481,771	—	481,771
Senior Secured Loans	—	4,631,631	—	4,631,631
Commercial Mortgage-Backed Securities	—	4,790,796	—	4,790,796
Corporate Bonds	—	38,085,807	—	38,085,807
Non-Agency Mortgage-Backed Securities	—	4,778,020	—	4,778,020
U.S. Government Securities	—	10,954,878	—	10,954,878
Repurchase Agreements	—	2,578,000	—	2,578,000
Other Financial Instruments:
Financial Futures Contracts	3,939	—	—	3,939

Total	$3,939	$66,461,488	$—	$66,465,427

See accompanying notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Tax Basis of Investments

The cost of investments (excluding foreign currency related transactions) for federal income tax purposes at March 31, 2016, for each Fund is listed in the chart below. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below:

Tax Basis of Investments

Fund	Cost of Investments	Net Unrealized Appreciation/ (Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS Focused Opportunity Fund	$8,662,710	$416,951	$672,568	$(255,617)
RS Focused Growth Opportunity Fund	18,026,537	954,930	1,470,742	(515,812)
RS Partners Fund	763,608,330	120,412,793	148,167,776	(27,754,983)
RS Value Fund	938,729,247	106,231,089	153,191,125	(46,960,036)
RS Large Cap Alpha Fund	533,771,878	82,940,788	104,658,125	(21,717,337)
RS Investors Fund	117,109,139	16,931,455	18,460,274	(1,528,819)
RS Global Natural Resources Fund	3,077,982,029	(1,315,915,745)	49,316,150	(1,365,231,895)
RS Small Cap Growth Fund	1,998,337,594	78,663,952	209,121,953	(130,458,001)
RS Select Growth Fund	500,873,471	105,331,026	119,279,833	(13,948,807)
RS Mid Cap Growth Fund	384,394,650	7,019,317	20,962,029	(13,942,712)
RS Growth Fund	197,357,655	45,784,847	52,126,801	(6,341,954)
RS Technology Fund	107,065,087	24,422,624	31,522,874	(7,100,250)
RS Small Cap Equity Fund	61,007,622	798,859	5,380,675	(4,581,816)
RS International Fund	26,232,177	(467,535)	1,076,983	(1,544,518)
RS Global Fund	36,578,044	5,329,118	6,086,906	(757,788)
RS Emerging Markets Fund	189,531,938	8,271,600	18,558,067	(10,286,467)
RS Emerging Markets Small Cap Fund	23,510,677	570,515	2,243,519	(1,673,004)
RS China Fund	22,164,359	574,351	2,398,529	(1,824,178)
RS Investment Quality Bond Fund	79,834,057	884,744	2,275,338	(1,390,594)
RS Low Duration Bond Fund	870,263,725	(9,159,598)	2,356,552	(11,516,150)
RS High Yield Fund	78,659,812	(5,206,324)	1,281,251	(6,487,575)
RS Tax-Exempt Fund	170,673,230	14,169,928	14,199,671	(29,743)
RS High Income Municipal Bond Fund	126,513,063	11,727,236	11,870,741	(143,505)
RS Floating Rate Fund	1,124,789,002	(100,636,679)	8,172,445	(108,809,124)
RS Strategic Income Fund	67,114,532	(653,044)	1,216,381	(1,869,425)

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933 (except pursuant to an applicable exemption).The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Funds’ Schedule of Investments.

Affiliated Issuers

If a Fund owns 5% or more of the outstanding voting shares of an issuer, the Fund’s investment represents an investment in an affiliated person as defined by the 1940 Act. A summary of the Funds with transactions in the securities of affiliated issuers for the three months ended March 31, 2016, is listed below:

RS Global Natural Resources Fund

Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Income	Net Realized Gain/(Loss)	Value at End of Period
Denbury Resources, Inc.	19,613,509	—	—	19,613,509	$—	$—	$43,541,990
Mineral Resources Ltd.	12,633,657	—	—	12,633,657	2,881,987	—	58,202,837
Taseko Mines Ltd.	22,691,678	—	2,360,787	20,330,891	—	(13,908,711)	11,328,373
					$2,881,987	$(13,908,711)	$113,073,200

RS Small Cap Growth Fund

Issuer	Number of Shares Held at Beginning of Period		Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Income	Net Realized Gain/(Loss)	Value at End of Period
AtriCure, Inc.	1,829,528		124,320	473,077	1,480,771	$—	$(3,003,198)	$	— *	*
Red Robin Gourmet Burgers, Inc.	819,114		52,550	278,675	592,989	—	(6,271,050)		— *	*
Vital Therapies, Inc.	1,454,872	*	132,370	39,940	1,547,302	—	(401,026)		14,034,029
						$—	$(9,675,274)		$14,034,029

*	Issuer was not an affiliated issuer at beginning of period.
**	Issuer was not an affiliated issuer at end of period.

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Funds would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the three months ended March 31, 2016, the Funds held securities classified as Level 3.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose value were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees. Transfers between Levels 2 and 3 related to securities which have significant unobservable inputs, as they trade infrequently or not at all. Transfers into and out of each level of the fair value hierarchy for the three months ended March 31, 2016 were as follows:

	Transfers into Level 1	Transfers (out) of Level 1	Transfers into Level 2	Transfers (out) of Level 2	Transfers into Level 3	Transfers (out) of Level 3
RS Global Natural Resources Fund
Common Stocks	$168,978,213	$—	$—	$(168,978,213)	$—	$—
RS Emerging Markets Fund
Common Stocks	3,320,558	(2,002,015)	2,002,015	(4,510,744)	1,190,186	—
Preferred Stocks	3,079,909	—	—	(3,079,909)	—	—
RS Emerging Markets Small Cap Fund
Common Stocks	141,747	—	—	(212,740)	70,993	—
RS China Fund
Common Stocks	—	—	—	(216,717)	216,717	—

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

Derivative Instruments and Hedging Activities The following is a summary of the fair valuation of the Funds’ derivative instruments at March 31, 2016.

Fund	Derivative Instrument Type	Value
RS Investment Quality Bond Fund	Written Put Option Contracts	$(19,141)
RS Low Duration Bond Fund	Financial Futures Contracts	251,070
	Credit Default Swap Contracts	(858,183)
RS Strategic Income Fund	Financial Futures Contracts	3,939

RS Investment Quality Bond Fund used exchange-traded options on Treasury futures to generate income. RS Low Duration Bond Fund and RS Strategic Income Fund used exchange traded U.S. Treasury futures to manage interest rate exposure. RS Low Duration Bond Fund used swap contracts for asset allocation and to manage risk exposure.

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies, please see the Funds’ most recent annual or semiannual report to shareholders filed on the Securities and Exchange Commission’s website at http://www.sec.gov, or visit RS Investments’ website at http://www.RSinvestments.com.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officer have concluded, as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), that the design and operation of such controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RS Investment Trust

By:	/s/ Matthew H. Scanlan
Matthew H. Scanlan, President (Principal Executive Officer)

Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew H. Scanlan
Matthew H. Scanlan, President (Principal Executive Officer)

Date:	May 23, 2016

By:	/s/ Shelly Chu
Shelly Chu, Treasurer (Principal Financial Officer)

Date:	May 23, 2016